                                               File Nos. 333-16501, 811-7935
                                                     Filed under Rule 497(c)

--------------------------------------------------------------------------------

                                Empire PrimElite

                      Deferred Variable Annuity Prospectus

                                  May 1, 1998
                  First Golden American Life Insurance Company
                                  of New York

                                  May 1, 1998
                            Equi-Select Series Trust

                                  May 1, 1998
                                 The GCG Trust

                  February 27, 1998, as amended March 27, 1998
                           Travelers Series Fund Inc.

                                 April 30, 1998
                       Greenwich Street Series Fund Inc.

                                 April 30, 1998
                  Smith Barney Concert Allocation Series Inc.

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PE-1-NY                                                                     5.98

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
  First Golden American Life Insurance Company of New York is a stock company domiciled in New York, New York.

          DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                               EMPIRE PRIMELITE

  This prospectus describes individual deferred variable annuity Contracts (the "Contract") offered by First Golden American Life Insurance Company of New York ("First Golden," "we," "our" or "us"). The Owner ("you" or "your") purchases the Contract with an Initial Premium and is permitted to make additional premium payments.

  The Contract is funded by two accounts, Separate Account NY-B ("Account NY-B") and the Fixed Account (collectively, the "Accounts").

  Thirteen divisions of Account NY-B are currently available under the Contract. The investments currently available through the divisions of Account NY-B include mutual fund portfolios (the "Series") of the Equi-Select Series Trust (the "ESS Trust"), Travelers Series Fund Inc. (the "Travelers Series Fund"), Greenwich Street Series Fund Inc. (the "Greenwich Street Series Fund") and Smith Barney Concert Allocation Series Inc. (the "Smith Barney Concert Allocation Series"). Upon obtaining approval of regulatory authorities, the three currently available Series of the ESS Trust will be replaced by similar Series of The GCG Trust. The investments available through the Fixed Account include various Fixed Allocations which we credit with fixed rates of interest for the Guarantee Periods you select. We currently offer Guarantee Periods with durations of 1, 3, 5, 7 and 10 years. We reserve the right at any time to increase or decrease the number of Guarantee Periods offered. Not all Guarantee Periods may be available for new allocations.

  This prospectus describes the Contract and provides background information regarding Account NY-B and the Fixed Account. The prospectuses for the ESS Trust, The GCG Trust, Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series (individually, a "Fund," and collectively, the "Funds"), which must accompany this prospectus, provide information regarding investment activities and policies of the Funds.

  You may allocate your premiums among the thirteen Divisions and the Fixed Allocations available under the Contract in any way you choose, subject to certain restrictions. You may change the allocation of your Accumulation Value during a Contract Year free of charge. We reserve the right, however, to assess a charge for each allocation change after the twelfth allocation change in a Contract Year.

  Your Accumulation Value in Account NY-B will vary in accordance with the investment performance of the Divisions selected by you. Therefore, you bear the entire investment risk for all amounts allocated to Account NY-B. You also bear the investment risk with respect to surrenders, partial withdrawals, transfers and annuitization from a Fixed Allocation prior to the end of the applicable Guarantee Period. Such surrender, partial withdrawal, transfer or annuitization may be subject to a Market Value Adjustment, which could have the effect of either increasing or decreasing your Accumulation Value.

  We will pay a death benefit to the Beneficiary if the Owner dies prior to the Annuity Commencement Date or the Annuitant dies prior to the Annuity Commencement Date when the Owner is other than an individual.

  This prospectus describes your principal rights and limitations and sets forth the information concerning the Accounts that investors should know before investing. A Statement of Additional Information, dated May 1, 1998, about Account NY-B has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request. To obtain a copy of this document call or write our Customer Service Center. The Table of Contents of the Statement of Additional Information may be found on the last page of this prospectus. The Statement of Additional Information is incorporated herein by reference.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  CONTRACTS AND UNDERLYING SERIES SHARES WHICH FUND THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

  PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE ESS TRUST, TRAVELERS SERIES FUND, GREENWICH STREET SERIES FUND, SMITH BARNEY CONCERT ALLOCATION SERIES AND THE GCG TRUST.

ISSUED BY:                       DISTRIBUTED BY:              HOME OFFICE:           ADMINISTERED AT:
First Golden American Life       Directed Services, Inc.      New York, New York     Customer Service Center
Insurance Company of New York    Wilmington, Delaware                                Mailing Address:
                                 19801                                               230 Park Avenue, Suite 966
                                                                                     New York, NY 10169
                                                                                     1-800-963-9539


                         PROSPECTUS DATED: MAY 1, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITION OF TERMS........................................................   1
SUMMARY OF CONTRACT........................................................   3
FEE TABLE..................................................................   6
CONDENSED FINANCIAL AND OTHER INFORMATION..................................  10
  Financial Statements.....................................................  10
  Performance Related Information..........................................  10
INTRODUCTION...............................................................  12
FACTS ABOUT THE COMPANY AND THE ACCOUNTS...................................  12
  First Golden.............................................................  12
  The ESS Trust, Travelers Series Fund, Greenwich Street
   Series Fund and Smith Barney Concert Allocation Series..................  12
  Separate Account NY-B....................................................  13
  Account NY-B Divisions...................................................  13
  Proposed Trust Consolidation.............................................  13
  ESS Trust................................................................  14
  The GCG Trust............................................................  15
  Travelers Series Fund....................................................  15
  Greenwich Street Series Fund.............................................  16
  Smith Barney Concert Allocation Series...................................  17
  Changes Within Account NY-B..............................................  18
  The Fixed Account........................................................  18
FACTS ABOUT THE CONTRACT...................................................  21
  The Owner................................................................  21
  The Annuitant............................................................  21
  The Beneficiary..........................................................  21
  Change of Owner or Beneficiary...........................................  22
  Availability of the Contract.............................................  22
  Types of Contracts.......................................................  22
  Your Right to Select or Change Contract Options..........................  22
  Premiums.................................................................  22
  Making Additional Premium Payments.......................................  23
  Crediting Premium Payments...............................................  23
  Restrictions on Allocation of Premium Payments...........................  24
  Your Right to Reallocate.................................................  24
  Dollar Cost Averaging....................................................  25
  What Happens if a Division is Not Available..............................  25
  Your Accumulation Value..................................................  26
  Accumulation Value in Each Division......................................  26
  Measurement of Investment Experience.....................................  26
  Cash Surrender Value.....................................................  27
  Surrendering to Receive the Cash Surrender Value.........................  27
  Partial Withdrawals......................................................  28
  Automatic Rebalancing....................................................  30
  Proceeds Payable to the Beneficiary......................................  30
  Death Benefit Options....................................................  30
  Reports to Owners........................................................  31
  When We Make Payments....................................................  31

                                                                          PAGE
                                                                          ----
CHARGES AND FEES.........................................................  32
  Charge Deduction Division..............................................  32
  Charges Deducted from the Accumulation Value...........................  32
  Charges Deducted from the Divisions....................................  34
  Trust Expenses.........................................................  34
CHOOSING YOUR ANNUITIZATION OPTIONS......................................  34
  Annuitization of Your Contract.........................................  34
  Annuity Commencement Date Selection....................................  35
  Frequency Selection....................................................  35
  The Annuitization Options..............................................  35
  Payment When Named Person Dies.........................................  36
OTHER CONTRACT PROVISIONS................................................  36
  In Case of Errors in Application Information...........................  36
  Contract Changes -- Applicable Tax Law.................................  37
  Your Right to Cancel or Exchange Your Contract.........................  37
  Other Contract Changes.................................................  37
  Group or Sponsored Arrangements........................................  37
  Selling the Contract...................................................  38
REGULATORY INFORMATION...................................................  38
  Voting Rights..........................................................  38
  State Regulation.......................................................  38
  Legal Proceedings......................................................  39
  Legal Matters..........................................................  39
  Experts................................................................  39
MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE
 COMPANY OF NEW YORK.....................................................  40
  Management's Discussion and Analysis of Financial Condition and Results
   of Operations.........................................................  41
  Directors and Executive Officers.......................................  46
FEDERAL TAX CONSIDERATIONS...............................................  51
  Introduction...........................................................  51
  Tax Status of First Golden.............................................  51
  Taxation on Non-Qualified Annuities....................................  51
  IRA Contracts and Other Qualified Retirement Plans In General..........  55
  Federal Income Tax Withholding.........................................  59
FINANCIAL STATEMENTS OF FIRST GOLDEN AMERICAN LIFE INSURANCE
 COMPANY OF NEW YORK.....................................................  60
STATEMENT OF ADDITIONAL INFORMATION......................................  79
  Table of Contents......................................................  79
  Appendix A............................................................. A-1
  Market Value Adjustment Examples....................................... A-1

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                              DEFINITION OF TERMS

  ACCOUNTS -- Separate Account NY-B and the Fixed Account.

  ACCUMULATION VALUE -- The total amount invested under the Contract. Initially, this amount is equal to the premium paid. Thereafter, the Accumulation Value will reflect the premiums paid, investment experience of the Divisions and interest credited to your Fixed Allocations, charges deducted and any partial withdrawals.

  ANNUAL RATCHET ENHANCED DEATH BENEFIT OPTION -- An enhanced death benefit option that may be elected only at issue and only if the Owner or Annuitant (when the Owner is other than an individual) is age 79 or younger. The enhanced death benefit provided by this option is the highest Accumulation Value on any Contract Anniversary on or prior to the Owner turning age 80, as adjusted for additional premiums and partial withdrawals.

  ANNUITANT -- The person designated by the Owner to be the measuring life in determining Annuity Payments.

  ANNUITY COMMENCEMENT DATE -- The date on which Annuity Payments begin.

  ANNUITY OPTIONS -- Options the Owner selects that determine the form and amount of Annuity Payments.

  ANNUITY PAYMENT -- The periodic payment an Owner receives. It may be either a fixed or a variable amount based on the Annuity Option chosen.

  ATTAINED AGE -- The Issue Age of the Owner or Annuitant plus the number of full years elapsed since the Contract Date.

  BENEFICIARY -- The person designated to receive benefits in the case of the death of the Owner or the Annuitant (when the Owner is other than an individual).

  BUSINESS DAY -- Any day the New York Stock Exchange ("NYSE") is open for trading, exclusive of Federal holidays, or any day on which the SEC requires that mutual funds, unit investment trusts or other investment portfolios be valued.

  CASH SURRENDER VALUE -- The amount the Owner receives upon surrender of the Contract, including any Market Value Adjustment.

  CHARGE DEDUCTION DIVISION -- The Division from which all charges are deducted if so designated by you. The Charge Deduction Division currently is the Money Market Division.

  CONTINGENT ANNUITANT -- The person designated by the Owner who, upon the Annuitant's death prior to the Annuity Commencement Date, becomes the Annuitant.

  CONTRACT -- The entire Contract consisting of the basic Contract and any riders or endorsements.

  CONTRACT ANNIVERSARY -- The anniversary of the Contract Date.

  CONTRACT DATE -- The date on which we have received the Initial Premium and upon which we begin determining the Contract values. It may or may not be the same as the Issue Date. This date is used to determine Contract months, processing dates, years and anniversaries.

  CONTRACT PROCESSING DATES -- The days when we deduct certain charges from the Accumulation Value. If the Contract Processing Date is not a Valuation Date, it will be on the next succeeding Valuation Date. The Contract Processing Dates will be once each year on the Contract Anniversary.

  CONTRACT PROCESSING PERIOD -- The first Contract processing period begins with the Contract Date and ends at the close of business on the first Contract Processing Date. All subsequent Contract processing periods begin at the close of business on the most recent Contract Processing Date and extend to the close of business on the next Contract Processing Date. There is one Contract processing period each year.

  CONTRACT YEAR -- The period between Contract anniversaries.

  CUSTOMER SERVICE CENTER -- Where service is provided to you. The mailing address and telephone number of the Customer Service Center are shown on the cover.

  DIVISIONS -- The investment options available under Account NY-B.

  ENDORSEMENTS -- An endorsement changes or adds provisions to the Contract.

  EXPERIENCE FACTOR -- The factor which reflects the investment experience of the portfolio in which a Division invests and also reflects the charges assessed against the Division for a Valuation Period.

  FIXED ACCOUNT -- An Account which contains all of our assets that support Owner Fixed Allocations and any interest credited thereto.

  FIXED ALLOCATION -- An amount allocated to the Fixed Account that is credited with a Guaranteed Interest Rate for a specified Guarantee Period.

  FREE LOOK PERIOD -- The period of time within which the Owner may examine the Contract and return it for a refund.

  GUARANTEED INTEREST RATE -- The effective annual interest rate which we will credit for a specified Guarantee Period. The Guaranteed Interest Rate will never be less than 3%.

  GUARANTEE PERIOD -- The period of time for which a rate of interest is guaranteed to be credited to a Fixed Allocation. We currently offer Guarantee Periods with durations of 1, 3, 5, 7 and 10 years.

  INDEX OF INVESTMENT EXPERIENCE -- The index that measures the performance of a Division.

  INITIAL PREMIUM -- The payment required to put a Contract into effect.

  ISSUE AGE -- The Owner's or Annuitant's age on his or her last birthday on or before the Contract Date.

  ISSUE DATE -- The date the Contract is issued at our Customer Service
Center.

  MARKET VALUE ADJUSTMENT -- A positive or negative adjustment made to a Fixed Allocation. It may apply to certain withdrawals and transfers, whether in whole or in part, and annuitizations of all or part of a Fixed Allocation prior to the end of a Guarantee Period.

  MATURITY DATE -- The date on which a Guarantee Period matures.

  OWNER -- The person who owns the Contract and is entitled to exercise all rights under the Contract. This person's death also initiates payment of the death benefit.

  RIDER -- A rider amends the Contract, in certain instances adding benefits.

  SPECIALLY DESIGNATED DIVISION -- The Division to which distributions from a portfolio underlying a Division in which reinvestment is not available will be allocated unless you specify otherwise. The Specially Designated Division currently is the Money Market Division.

  STANDARD DEATH BENEFIT OPTION -- The death benefit option that you will receive under the Contract unless the Annual Ratchet Death Benefit Option is elected. The death benefit provided by this option is equal to the greatest of
(i) Accumulation Value; (ii) total premium payments less any partial withdrawals; and (iii) Cash Surrender Value.

  VALUATION DATE -- The day at the end of a Valuation Period when each Division is valued.

  VALUATION PERIOD -- Each business day together with any non-business days before it.

                              SUMMARY OF CONTRACT

  This prospectus has been designed to provide you with information regarding the Contract and the Accounts which fund the Contract. Information concerning the Series underlying the Divisions of Account NY-B and the Fixed Account is set forth in the Funds' prospectuses.

  This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus and in the Contract. The Contract, together with any riders or endorsements, constitutes the entire agreement between you and us and should be retained as part of your permanent records.

  This prospectus has been designed to provide you with the necessary information to make a decision on purchasing the Contract. You have a choice of investments. We do not promise that your Accumulation Value will increase. Depending on the investment experience of the Divisions and interest credited to the Fixed Allocations in which you are invested, your Accumulation Value, Cash Surrender Value and death benefit may increase or decrease on any day. You bear the investment risk.

DESCRIPTION OF THE CONTRACT

  The Contract is designed to establish retirement benefits for two types of purchasers. The first type of purchaser is one who is eligible to participate in, and purchases a Contract for use with, a "qualified plan." A qualified plan is an individual retirement annuity ("IRA") meeting the requirements of section 408(b) of the Internal Revenue Code of 1986, as amended (the "Code"), an individual retirement annuity ("Roth IRA") meeting the requirements of section 408A of the Code, or some other retirement plan meeting the respective section of the Code ("qualified plan"). For a Contract funding a qualified plan, distributions may be made to you to satisfy requirements imposed by Federal tax law. The second type of purchaser is one who purchases a Contract outside of a qualified plan ("non-qualified plan").

  The Contract also offers a choice of Annuity Options to which you may apply all or a portion of the Accumulation Value on the annuity commencement date or the Cash Surrender Value upon surrender of the Contract. See Choosing Your Annuity Options.

AVAILABILITY

  We can issue a Contract if both the Annuitant and the Owner are not older than age 85 and accept additional premium payments until either the Annuitant or Owner reaches the Attained Age of 85 for non-qualified plans (age 70 for qualified plans, except for rollover contributions and contributions to a Roth
IRA). The minimum Initial Premium is $10,000 for a non-qualified plan and $1,500 for a qualified plan. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. See Other Contract Provisions, Group or Sponsored Arrangements.

  The minimum additional premium payment we will accept is $500 for a non-qualified plan and $250 for a qualified plan. You must receive our prior approval before making a premium payment that causes the Accumulation Value of all annuities that you maintain with us to exceed $1,000,000.

THE DIVISIONS

  Each of the thirteen Divisions of Account NY-B offered under this prospectus invests in a mutual fund portfolio with its own distinct investment objectives and policies. Each Division of Account NY-B invests in a corresponding Series of the ESS Trust, managed by Directed Services, Inc. ("DSI") a corresponding Series of the Travelers Series Fund, managed by Mutual Management Corp. ("MMC"), a corresponding Series of the Greenwich Street Series Fund, managed by MMC or a corresponding Series of the Smith Barney Concert Allocation Series, managed by MMC (MMC together with DSI, the "Managers"). Upon obtaining approval of regulatory authorities, the three currently available Series of the ESS Trust will be replaced by similar Series of the GCG Trust, also managed by DSI. The Trusts and the Managers have retained several portfolio managers to manage the assets of each Series. See Facts About the Company and the Accounts, Account NY-B Divisions.

HOW THE ACCUMULATION VALUE VARIES

  The Accumulation Value in the Divisions varies each day based on investment results. You bear the risk of poor investment performance and you receive the benefits from favorable investment performance. The Accumulation Value also reflects premium payments, charges deducted and partial withdrawals. See Facts About the Contract, Accumulation Value in Each Division.

THE FIXED ACCOUNT

  The investments available through the Fixed Account include various Fixed Allocations which we credit with fixed rates of interest for the Guarantee Periods you select. We reset the interest rates for new Guarantee Periods periodically based on our sole discretion. We may offer Guarantee Periods from one to ten years. We currently offer Guarantee Periods with durations of 1, 3, 5, 7 and 10 years.

  You bear the investment risk with respect to surrenders, partial withdrawals, transfers and annuitization from your Fixed Allocations. A surrender, partial withdrawal, transfer or annuitization made prior to the end of a Guarantee Period may be subject to a Market Value Adjustment, which could have the effect of either increasing or decreasing your Accumulation Value. We will not apply a Market Value Adjustment on a surrender, partial withdrawal, transfer or annuitization made within 30 days prior to the Maturity Date of the applicable Guarantee Period or certain transfers made in connection with the dollar cost averaging program. Systematic withdrawals from a Fixed Allocation also are not subject to a Market Value Adjustment.

MARKET VALUE ADJUSTMENT

  We will apply a Market Value Adjustment, subject to certain exceptions, to a surrender, partial withdrawal, transfer or annuitization from a Fixed Allocation made prior to the end of a Guarantee Period. The Market Value Adjustment does not apply to amounts invested in Account NY-B.

SURRENDERING YOUR CONTRACT

  You may surrender the Contract and receive its Cash Surrender Value at any time while both the Annuitant and Owner are living and before the Annuity Commencement Date. See Facts About the Contract, Cash Surrender Value and Surrendering to Receive the Cash Surrender Value.

TAKING PARTIAL WITHDRAWALS

  After the Free Look Period, prior to the annuity commencement date and while the Contract is in effect, you may take partial withdrawals from the Accumulation Value of your Contract. You may elect in advance to take systematic partial withdrawals on a monthly or quarterly basis. If you have an IRA Contract, you may elect IRA partial withdrawals on a monthly, quarterly or annual basis.

  Partial withdrawals are subject to certain restrictions as defined in this prospectus, including a surrender charge and a Market Value Adjustment. Partial withdrawals above a specified percentage of your Accumulation Value may be subject to a surrender charge. See Facts About the Contract, Partial Withdrawals.

DOLLAR COST AVERAGING

  Under this program, you may choose to have a specified dollar amount transferred from either the Money Market Division or a Fixed Allocation with a one year Guarantee Period to the other Divisions of Account NY-B on a monthly basis with the objective of shielding your investment from short-term price fluctuations. See Facts About the Contract, Dollar Cost Averaging.

YOUR RIGHT TO CANCEL THE CONTRACT

  You may cancel your Contract within the Free Look Period which is a ten day period of time beginning once you receive the Contract. For purposes of administering our allocation and certain other administrative rules, we deem this period to end 15 days after the Contract is mailed from our Customer Service Center. Some states may require that we provide a longer free look period. In some states we restrict the Initial Premium allocation during the Free Look Period. See Other Contract Provisions, Your Right to Cancel or Exchange Your Contract.

YOUR RIGHT TO CHANGE THE CONTRACT

  The Contract may be changed to another annuity plan subject to our rules at the time of the change. See Other Contract Provisions, Other Contract Changes.

DEATH BENEFIT OPTIONS

  The Contract provides a death benefit to the beneficiary if the Owner dies prior to the Annuity Commencement Date. Subject to our rules, there are two death benefit options that may be available to you under the Contract: the Standard Death Benefit Option and the Annual Ratchet Enhanced Death Benefit Option. See Facts About the Contract, Death Benefit Options. We may offer a reduced death benefit under certain group and sponsored arrangements. See Other Contract Provisions, Group or Sponsored Arrangements.

DEDUCTIONS FOR CHARGES AND FEES

  We invest the entire amount of the initial and any additional premium payments in the Divisions and the Fixed Allocations you select, subject to certain restrictions we impose. See Facts About the Contract, Restrictions on Allocation of Premium Payments. We then may deduct an annual Contract fee from your Accumulation Value; other charges, including the mortality and expense risk charge and asset based administrative charge, are deducted from the Account NY-B Divisions. See Fee Table, Other Contract Provisions, Charges and Fees. We may reduce certain charges under group or sponsored arrangements. See Other Contract Provisions, Group or Sponsored Arrangements. Unless you have elected the Charge Deduction Division, charges are deducted proportionately from all Account NY-B Divisions in which you are invested. If there is no Accumulation Value in these Divisions, charges will be deducted from your Fixed Allocations starting with Guarantee Periods nearest their Maturity Dates until such charges have been deducted.

FEDERAL INCOME TAXES

  The ultimate effect of Federal income taxes on the amounts held under an annuity Contract, on Annuity Payments and on the economic benefits to the Owner, Annuitant or Beneficiary depends on First Golden's tax status and upon the tax status of the individuals concerned. In general, an Owner is not taxed on increases in value under an annuity Contract until some form of distribution is made under it. There may be tax penalties if you make a withdrawal or surrender the Contract before reaching age 59 1/2. See Federal Tax Considerations.

                                   FEE TABLE

TRANSACTION EXPENSES (/1/)

  Contingent Deferred Sales Charge (/2/) (imposed as a percentage of premium payments withdrawn upon excess partial withdrawal or surrender): (/3/)

     COMPLETE YEARS ELAPSED                                            SURRENDER
     SINCE PREMIUM PAYMENT                                              CHARGE
     ----------------------                                            ---------
         0............................................................      7%
         1............................................................      6%
         2............................................................      5%
         3............................................................      4%
         4............................................................      3%
         5............................................................      2%
         6............................................................      1%
         7+...........................................................      0%

Excess Allocation Charge............................................... $0(/4/)
ANNUAL CONTRACT FEES:
Administrative Charge..................................................     $30

(Waived if the Accumulation Value equals or exceeds $100,000 at the end of the Contract Year, or once the sum of premiums paid equals or exceeds $100,000.)

SEPARATE ACCOUNT ANNUAL EXPENSES (percentage of assets in each
Division): (/5/)

                                                                  ENHANCED DEATH
                                                         STANDARD    BENEFIT
                                                         -------- --------------
                                                                      ANNUAL
                                                                     RATCHET
   Mortality and Expense Risk Charge....................   1.10%       1.25%
   Asset Based Administrative Charge....................   0.15%       0.15%
                                                           ----        ----
   Total Separate Account Expenses......................   1.25%       1.40%

THE ESS TRUST ANNUAL EXPENSES (prior to Trust Consolidation):
(as a percentage of the Average daily net assets of a Series)

   SERIES CURRENTLY                                MANAGEMENT  OTHER    TOTAL
   AVAILABLE                                       FEES (/6/) EXPENSES EXPENSES
   ----------------                                ---------- -------- --------
   OTC Portfolio..................................    0.80%     0.19%    0.99%
   Research Portfolio.............................    0.80%     0.16%    0.96%
   Total Return Portfolio.........................    0.80%     0.17%    0.97%

THE GCG TRUST ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Series or on the combined average daily net assets of the indicated groups of Series)

                                                    OTHER EXPENSES        TOTAL EXPENSES
   SERIES ADDED UPON TRUST      MANAGEMENT          AFTER EXPENSE         AFTER EXPENSE
   CONSOLIDATION(/8/)        FEES(/6/)(/10/)   REIMBURSEMENTS(/7/)(/9/) REIMBURSEMENT(/9/)
   -----------------------   ----------------- ------------------------ ------------------
   Mid-Cap Growth
    Series(/14/).........        0.96%                 0.01%                 0.97%
   Research Series.........        0.96%                 0.00%                 0.96%
   Total Return Series.....        0.96%                 0.01%                 0.97%

TRAVELERS SERIES FUND EXPENSES:
(as a percentage of the average daily assets of a Series)

                                                                OTHER    TOTAL
   SERIES                                                FEES  EXPENSES EXPENSES
   ------                                                ----  -------- --------
   Smith Barney Large Cap Value(/11/)................... 0.65%   0.04%    0.69%
   Smith Barney International Equity.................... 0.90%   0.11%    1.01%
   Smith Barney High Income............................. 0.60%   0.10%    0.70%
   Smith Barney Money Market............................ 0.50%   0.15%    0.65%

GREENWICH STREET SERIES FUND(/12/) EXPENSES:
(as a percentage of the average daily net assets of a Series)

                                                               OTHER    TOTAL
   SERIES                                               FEES  EXPENSES EXPENSES
   ------                                               ----  -------- --------
   Appreciation Portfolio.............................. 0.55%   0.25%    0.80%

SMITH BARNEY CONCERT ALLOCATION SERIES ANNUAL EXPENSES:
(as a percentage of the daily net assets of a Series)

                             MANAGEMENT
   SERIES                       FEES    OTHER EXPENSES(/13/)    TOTAL EXPENSES(/13/)
   ------                    ---------- ---------------------- ----------------------
   Select High Growth Port-
    folio..................     0.35%           0.89%                   1.24%
   Select Growth Portfo-
    lio....................     0.35%           0.80%                   1.15%
   Select Balanced Portfo-
    lio....................     0.35%           0.75%                   1.10%
   Select Conservative
    Portfolio..............     0.35%           0.71%                   1.06%
   Select Income Portfo-
    lio....................     0.35%           0.65%                   1.00%

------------------
 (1) A Market Value Adjustment, which may increase or decrease your Accumulation Value, may apply to certain transactions. See Market Value Adjustment.
 (2) We also deduct a charge for premium taxes (which can range from 0% to 3.5% of premium) from your Accumulation Value upon surrender, excess partial withdrawals or on the Annuity Commencement Date. See Premium Taxes.
 (3) For purposes of calculating the surrender charge for the excess partial withdrawal, (i) we treat premium payments as being withdrawn on a first-in first-out basis, and (ii) amounts withdrawn which are not considered an excess partial withdrawal are not treated as a withdrawal of any premium payments. See Charges Deducted from the Accumulation Value, Surrender Charge for Excess Partial Withdrawals.
 (4) We reserve the right to impose a charge in the future at a maximum of $25 or each allocation change in excess of twelve per Contract Year. See Excess Allocation Charge.
 (5) See Facts About the Contract, Death Benefit Options, for a description of the Contract's Standard and Annual Ratchet Death Benefit Options.
 (6) Fees decline as combined assets increase (see Account NY-B Divisions and the Trust prospectuses for details).
 (7) Other expenses generally consist of independent trustees' fees and expenses and certain expenses associated with investing in international markets.
 (8) See Proposed Trust Consolidation, for details. Upon Trust Consolidation, the ESS Trust will cease to exist and The GCG Trust Series, will be substituted for the ESS Portfolios.
 (9) Directed Services, Inc., ("DSI"), the manager of The GCG Trust ("GCG"), has agreed voluntarily to reimburse expenses and waive management fees, if necessary, to maintain total expenses at the level shown for the Research Series. This agreement will remain in place through December 31, 1999, and after that time may be terminated at any time. Without this agreement and based on current estimates, Total Expenses would be 0.98% for the Research Series.

(10) After Trust Consolidation, the assets of the Mid-Cap Growth Series (formerly the OTC Portfolio), the Research Series and the Total Return Series will be combined to determine the actual fee payable to DSI.
(11) Formerly known as Smith Barney Income and Growth Series.
(12) Formerly known as the Smith Barney Series Fund.
(13) The Smith Barney Concert Allocation Series, Select Portfolios, invest in the shares of underlying Smith Barney mutual fund shares. Their management fee is 0.35% and they have no expenses. The "Other Expenses" shown are based on the expected weighted average of underlying fund expense ratios (which includes a management fee and other expenses) as of January 3, 1998. See the Fund Prospectus for information regarding the equity/fixed income investment target expense ratios for the underlying funds. Such ratios range from 0.50% to 1.29%.
(14) The OTC Portfolio prior to Trust Consolidation.

EXAMPLES:

  The examples do not take into account any deduction for premium taxes. Premium taxes currently range from 0% to 3.5% of premium payments. There may be surrender charges if you choose to annuitize within the first three Contract Years.

  If at issue you elect the Annual Ratchet Enhanced Death Benefit Option and you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 of Initial Premium assuming a 5% annual return on assets:

DIVISIONS CURRENTLY AVAILABLE        ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
-----------------------------        -------- ----------- ---------- ---------
OTC.................................  $95.12    $127.21    $161.87    $280.66
Research............................  $94.82    $126.31    $160.36    $277.66
Total Return........................  $94.92    $126.61    $160.86    $278.66
Smith Barney Large Cap Value........  $92.11    $118.15    $146.72    $250.23
Smith Barney International Equity...  $95.32    $127.81    $162.87    $282.65
Smith Barney High Income............  $92.21    $118.45    $147.23    $251.26
Smith Barney Money Market...........  $91.71    $116.94    $144.68    $246.10
Appreciation........................  $93.22    $121.48    $152.30    $261.50
Select High Growth..................  $97.62    $134.69    $174.31    $305.27
Select Growth.......................  $96.72    $132.01    $169.85    $296.49
Select Balanced.....................  $96.22    $130.51    $167.36    $291.57
Select Conservative.................  $95.82    $129.31    $165.37    $287.62
Select Income.......................  $95.22    $127.51    $162.32    $281.65
DIVISIONS ADDED UPON TRUST
CONSOLIDATION
--------------------------
Mid-Cap Growth*.....................  $94.92    $126.61    $160.86    $278.66
Research............................  $94.82    $126.31    $160.36    $277.66
Total Return........................  $94.92    $126.61    $160.86    $278.66

------------------
* The OTC Portfolio prior to Trust Consolidation.

  If at issue you elect the Annual Ratchet Enhanced Death Benefit Option and you do not surrender your Contract or if you annuitize on the Annuity Commencement Date, you would pay the following expenses for each $1,000 of Initial Premium assuming a 5% annual return on assets:

DIVISIONS CURRENTLY AVAILABLE        ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
-----------------------------        -------- ----------- ---------- ---------
OTC.................................  $25.12    $77.21     $131.87    $280.66
Research............................  $24.82    $76.31     $130.36    $277.66
Total Return........................  $24.92    $76.61     $130.86    $278.66
Smith Barney Large Cap Value........  $22.11    $68.15     $116.72    $250.23
Smith Barney International Equity...  $25.32    $77.81     $132.87    $282.65
Smith Barney High Income............  $22.21    $68.45     $117.23    $251.26
Smith Barney Money Market...........  $21.71    $66.94     $114.68    $246.10
Appreciation........................  $23.22    $71.48     $122.30    $261.50
Select High Growth..................  $27.62    $84.69     $144.31    $305.27
Select Growth.......................  $26.72    $82.01     $139.85    $296.49
Select Balanced.....................  $26.22    $80.51     $137.36    $291.57
Select Conservative.................  $25.82    $79.31     $135.37    $287.62
Select Income.......................  $25.22    $77.51     $132.37    $281.65
DIVISIONS ADDED UPON TRUST
CONSOLIDATION                        ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
--------------------------           -------- ----------- ---------- ---------
Mid-Cap Growth*.....................  $24.92    $76.61     $130.86    $278.66
Research............................  $24.82    $76.31     $130.36    $277.66
Total Return........................  $24.92    $76.61     $130.86    $278.66

------------------
* The OTC Portfolio prior to Trust Consolidation.

  The purpose of the Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. For purposes of computing the annual per Contract administrative charge, the dollar amounts shown in the examples are based on an Initial Premium of $33,000.

  The examples reflect the election at issue of the Annual Ratchet Enhanced Death Benefit Option. If the Standard Death Benefit Option is elected, the actual expenses incurred will be less than those represented in the Examples.

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES UNDER THE CONTRACT.

                   CONDENSED FINANCIAL AND OTHER INFORMATION

INDEX OF INVESTMENT EXPERIENCE

  The following table gives the index of investment experience for each Division of Account NY-B available under the Contract for each death benefit option. The Divisions became available on May 6, 1997 and started with the index of investment experience as shown below. The index of investment experience is equal to the value of a unit for each Division of the Account. The total investment value of each Division as of the end of 1997 is shown in the right hand columns.

                                                         TOTAL INVESTMENT VALUE
                         INDEX OF INVESTMENT EXPERIENCE       IN THOUSANDS
                         ------------------------------- -------------------------
                                             ANNUAL                      ANNUAL
                            STANDARD         RATCHET      STANDARD       RATCHET
                         --------------- --------------- -----------   -----------
DIVISION                 5/6/97 12/31/97 5/6/97 12/31/97  12/31/97      12/31/97
--------                 ------ -------- ------ -------- -----------   -----------
OTC..................... $15.76  $18.64  $15.68  $18.52           $ 26          $ 43
Research................ $16.72  $18.95  $16.66  $18.87           $ 76          $174
Total Return............ $14.36  $16.18  $14.31  $16.10           $ 39          $191
Large Cap Value......... $15.64  $17.84  $15.60  $17.77           $ 78          $256
International Equity.... $13.79  $13.65  $13.75  $13.59           $ 14          $ 68
High Income............. $12.53  $13.77  $12.49  $13.72           $ 26          $ 28
Money Market............ $10.75  $11.02  $10.71  $10.97           $179          $402
Appreciation............ $12.35  $14.05  $12.33  $14.01           $131          $225
Select High Growth...... $ 9.96  $10.89  $ 9.95  $10.87            --           $210
Select Growth........... $10.04  $11.06  $10.03  $11.05           $  4          $697
Select Balanced......... $10.21  $11.07  $10.20  $11.06           $307          $294
Select Conservative..... $10.19  $11.08  $10.18  $11.07           $363           --
Select Income........... $10.19  $11.04  $10.18  $11.03            --            --

FINANCIAL STATEMENTS

  The audited financial statements of Separate Account NY-B for the year ended December 31, 1997 (as well as the auditors' report thereon) appear in the Statement of Additional Information. The audited financial statements of First Golden prepared in accordance with generally accepted accounting principles for the years ended December 31, 1997 and 1996 (as well as the auditors' report thereon) are contained in the Prospectus.

PERFORMANCE RELATED INFORMATION

  Performance information for the Divisions of Account NY-B, including the yields, standard annual total returns and other nonstandard measures of performance may appear in reports and promotional literature to current or prospective Owners. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

  Current yield for the Money Market Division will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Division is calculated in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of earnings.

  For the remaining Divisions, quotations of yield will be based on all investment income per unit (Accumulation Value divided by the index of investment experience, see Facts About the Contract, Measurement of Investment Experience, Index of Investment Experience and Unit Value) earned during a given 30-day period, less expenses accrued during the period ("net investment income"). Quotations of average annual total return for any Division will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Division), and will reflect the deduction of the applicable surrender charge, the administrative charge and the applicable mortality and expense risk charge. See Charges and Fees. Quotations of total return may simultaneously be shown for other periods that do not take into account certain contractual charges, such as the surrender charge.

  Performance information for a Division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices measuring performance of a pertinent group of securities so that investors may compare a Division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, including VARDS, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Performance information for any Division reflects only the performance of a hypothetical Contract under which the Accumulation Value is allocated to a Division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Series of the respective Fund in which the Division invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Divisions, see the Statement of Additional Information.

  Reports and promotional literature may also contain other information including the ranking of any Division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria. First Golden may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                 INTRODUCTION

  The following information describes the Contract and the Accounts which fund the Contract, Account NY-B and the Fixed Account. Account NY-B invests in mutual fund portfolios of the Funds. The Fixed Account contains all of the assets that support Owner Fixed Allocations which we credit with Guaranteed Interest Rates for the Guarantee Periods you select.

                   FACTS ABOUT THE COMPANY AND THE ACCOUNTS

FIRST GOLDEN

  First Golden American Life Insurance Company of New York ("First Golden" or the "Company") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American, in turn, is a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which, in turn, is a wholly owned subsidiary of ING Groep, N.V. ("ING"). First Golden is authorized to do business in the states of New York and Delaware. First Golden offers variable annuities.

  Equitable of Iowa is the holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc., Equitable American Insurance Company, Directed Services, Inc. ("DSI"), and Golden American. On October 24, 1997, ING acquired all interest in Equitable of Iowa and its subsidiaries, including First Golden. ING, based in the Netherlands, is a global financial services holding company with over $307 billion in assets.

THE ESS TRUST, TRAVELERS SERIES FUND, GREENWICH STREET SERIES FUND AND SMITH BARNEY CONCERT ALLOCATION SERIES

  The Travelers Series Fund, the Greenwich Street Series Fund and the Smith Barney Concert Allocation Series are open-end management investment companies, more commonly called mutual funds. The Travelers Series Fund and the Greenwich Street Series Fund shares may also be available to other separate accounts funding variable insurance products offered by First Golden. This is called "mixed funding."

  The Travelers Series Fund, the Greenwich Street Series Fund and the Smith Barney Concert Allocation Series may also sell their shares to separate accounts of other insurance companies, both affiliated and not affiliated with First Golden. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from either mixed or shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interest of Owners of various Contracts participating in the Travelers Series Fund or the Greenwich Street Series Fund might at sometime be in conflict. The Boards of the Travelers Series Fund, the Greenwich Street Series Fund and the Smith Barney Concert Allocation Series and we and any other insurance companies participating in the Travelers Series Fund, the Greenwich Street Series Fund or the Smith Barney Concert Allocation Series are required to monitor events to identify any material conflicts that arise from the use of the Travelers Series Fund, the Greenwich Street Series Fund or the Smith Barney Concert Allocation Series for mixed and/or shared funding or between various policy Owners and pension and retirement plans. For more information about the risks of mixed and shared funding, please refer to the Travelers Series Fund, the Greenwich Street Series Fund and the Smith Barney Concert Allocation Series prospectuses.

  The ESS Trust is also an open-end management investment company. Currently, the ESS Trust's shares are not available to separate accounts of other insurance companies except affiliated insurance companies such as First Golden.

  You will find complete information about the ESS Trust, the Travelers Series Fund, the Greenwich Street Series Fund, the Smith Barney Concert Allocation Series and The GCG Trust, including the risks associated with each Series, in the accompanying Funds' prospectuses. You should read them carefully in conjunction with this prospectus before investing. Additional copies of the Funds' prospectuses may be obtained by contacting our Customer Service Center.

SEPARATE ACCOUNT NY-B

  All obligations under the Contract are general obligations of First Golden. Account NY-B is a separate investment account used to support our variable annuity Contracts and for other purposes as permitted by applicable laws and regulations. The assets of Account NY-B are kept separate from our general account and any other separate accounts we may have. We may offer other variable annuity Contracts investing in Account NY-B which are not discussed in this prospectus. Account NY-B may also invest in other series which are not available to the Contract described in this prospectus.

  We own all the assets in Account NY-B. Income and realized and unrealized gains or losses from assets in the account are credited to or charged against that account without regard to other income, gains or losses in our other investment accounts. As required, the assets in Account NY-B are at least equal to the reserves and other liabilities of that account. These assets may not be charged with liabilities from any other business we conduct.

  They may, however, be subject to liabilities arising from Divisions whose assets are attributable to other variable annuity Contracts supported by Account NY-B. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

  Account NY-B was established on June 13, 1996 to invest in mutual funds, unit investment trusts or other investment portfolios which we determine to be suitable for the Contract's purposes. Account NY-B is treated as a unit investment trust under Federal securities laws. It is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an investment company and meets the definition of a separate account under the Federal securities laws. It is governed by the laws of the state of New York, our state of domicile. Registration with the SEC does not involve any supervision by the SEC of the management or investment policies or practices of Account NY-B.

ACCOUNT NY-B DIVISIONS

  Account NY-B is divided into Divisions. Currently, each Division of Account NY-B offered under this prospectus invests in a portfolio of the ESS Trust, Travelers Series Fund, Greenwich Street Series Fund or the Smith Barney Concert Allocation Series. DSI serves as the Manager to each Series of the ESS Trust, MMC serves as Manager to each Series of the Travelers Series Fund and the Greenwich Street Series Fund and MMC also serves as Manager to each Series of the Smith Barney Concert Allocation Series. MMC was formerly known as Smith Barney Mutual Funds Management, Inc. See the Funds' prospectuses for details. The ESS Trust and DSI have retained several portfolio managers to manage the assets of each Series of the Trust. There may be restrictions on the amount of the allocation to certain Divisions based on state laws and regulations. The investment objectives of the various Series in the Funds are described below. There is no guarantee that any portfolio or Series will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions.

  DSI and MMC provide the overall business management and administrative services necessary for the Series' operation and provide or procure the services and information necessary to the proper conduct of the business of the Series. See the Funds' prospectuses for details.

  Each Fund pays its respective Manager for its services a fee, payable monthly, based on the annual rates of the average daily net assets of the Series shown in the fee tables. DSI (and not the Fund) pays each portfolio manager a monthly fee for managing the assets of the Series.

PROPOSED TRUST CONSOLIDATION

  The ESS Trust has been established as one of the funding vehicles for the Contracts offered. The ESS Trust is an open-end management company and since January 1, 1998 has been managed by DSI, which is a wholly owned subsidiary of Equitable of Iowa. DSI also manages The GCG Trust ("GCG"), which is also an open-end management company. From its inception through December 31, 1997, the ESS Trust was managed by Equitable Investment Services, Inc., an affiliate of DSI. In an effort to consolidate the operations of GCG and the ESS Trust ("Trust Consolidation"), the affiliated insurance companies of Equitable of Iowa (the "Companies") filed an application with the Securities and Exchange Commission requesting permission via an order to substitute shares of each Series of the ESS Trust with shares of similar Series of GCG (the "Substitution"). The table below identifies the ESS Trust Portfolios currently available under the contract and The GCG Trust Series substituted for each. The Substitution of shares will reduce operating expenses and create larger economies of scale from which a further reduction of expenses is anticipated. Contact Owners will benefit directly from any reduction of Trust expenses in Series offered by the Contract. CONTRACT OWNERS WILL NOT BEAR ANY EXPENSE ASSOCIATED WITH THE SUBSTITUTION.

      EQUI-SELECT SERIES
      TRUST REPLACED          THE GCG TRUST SUBSTITUTE
      PORTFOLIO               SERIES
      ------------------      ------------------------
      OTC Portfolio           Mid-Cap Growth Series
      Research Portfolio      Research Series
      Total Return Portfolio  Total Return Series

  Upon obtaining the requested order for substitution from the Securities and Exchange Commission, and subject to any required prior approval by applicable insurance authorities, the Companies will effect the Substitution by simultaneously placing an order for each Investment Option to redeem the shares of the Series (which may also be referred to as a Portfolio) of the ESS Trust and an order for each Division to purchase shares of the designated respective Series of GCG. After the Trust Consolidation has occurred, the Customer Service Center will send affected Contract Owners a notice within five days.

ESS TRUST

  The Trust is intended to meet differing investment objectives with its currently available separate Portfolios. DSI has retained a Sub-Adviser for the OTC, Research and Total Return Portfolios to make investment decisions and place orders. The Sub-Adviser for the Portfolios is Massachusetts Financial Services Company. See "Management of the Trust" in the ESS Trust Prospectus, which accompanies this Prospectus, for additional information concerning DSI and the Sub-Adviser, including a description of advisory and sub-advisory fees. Purchasers should read this Prospectus and the Prospectus for the Trust carefully before investing.

  While a brief summary of the investment objectives of the currently available Portfolios is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for the ESS Trust which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Administrative Office.

  The investment objectives of the currently available Portfolios are as follows:

  OTC PORTFOLIO. The investment objective of the OTC Portfolio is to seek to obtain long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 65% of its total assets, under normal circumstances, in securities principally traded on the over-the-counter (OTC) securities market. At the time of Trust Consolidation, shares of the OTC Portfolio will be replaced by shares of the Mid-Cap Growth Series of GCG.

  RESEARCH PORTFOLIO. The Research Portfolio seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short- term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. The portfolio securities of the Research Portfolio are selected by the investment research analysts in the Equity Research Group of the Sub-Adviser. The

Portfolio's assets are allocated to industry groups (e.g. within the health care sector, the managed care, drug and medical supply industries). The allocation by sector and industry is determined by the analysts acting together as a group. At the time of Trust Consolidation, shares of the Research Portfolio will be replaced by shares of the Research Series of GCG.

  TOTAL RETURN PORTFOLIO. The Total Return Portfolio primarily seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income since many securities offering a better than average yield may also possess growth potential. Generally, at least 40% of the Portfolio's assets will be invested in equity securities. At the time of Trust Consolidation, shares of the Total Return Portfolio will be replaced by shares of the Total Return Series of GCG.

THE GCG TRUST

  As part of Trust Consolidation, the OTC, Research and Total Return Portfolios of the ESS Trust will be respectively replaced by shares of the following GCG Series:

  MID-CAP GROWTH SERIES. The Mid-Cap Growth Series seeks long-term growth of capital by investing primarily in securities of companies that are traded principally on the over-the-counter ("OTC") market. The Portfolio Manager to the GCG Mid-Cap Growth Series is Massachusetts Financial Services Company.

  RESEARCH SERIES. The Research Series seeks long-term growth of capital and future income. The Series seeks to achieve these objectives by investing primarily in common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. The Portfolio Manager to the GCG Research Series is Massachusetts Financial Services Company.

  TOTAL RETURN SERIES. The Total Return Series seeks above average income consistent with prudent employment of capital. The Series seeks to achieve its objective by investing primarily in equity securities. The Portfolio Manager to the GCG Total Return Series is Massachusetts Financial Services Company.

  The GCG Trust's shares may also be available to certain separate accounts funding variable life insurance policies. This is called "mixed funding." The GCG Trust may also sell its shares to separate accounts of other insurance companies, both affiliated and not affiliated with First Golden. This is called "shared funding." After The GCG Trust receives the requisite order from the SEC, shares of The GCG Trust may also be sold to certain qualified plans and retirement plans. First Golden does not anticipate any inherent difficulties arising from the mixed and/or shared funding or sales to pension or retirement plans by The GCG Trust. However, there is a possibility that due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in The GCG Trust may conflict. The Board of Trustees of The GCG Trust, DSI and we and any other insurance companies participating in the Trust are required to monitor events in order to identify any material conflicts that arise from the use of The GCG Trust for mixed and/or shared funding between various policy owners and pension and retirement plans. In the event of a material conflict, the Company will take the necessary steps including removing the Separate Account from The GCG Trust, to resolve the matter.

  While a brief summary of the investment objectives of the Series that will be available upon Trust Consolidation is set forth above, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for The GCG Trust, which is included in this prospectus. Additional Prospectuses and Statements of Additional Information can be obtained by calling or writing the Company's Administrative Office.

TRAVELERS SERIES FUND

  The Travelers Series Fund is an investment company underlying certain variable annuity and variable life insurance contracts. The Fund is managed by MMC. MMC is a wholly owned subsidiary of Salomon Smith

Barney Holdings Inc. Solomon Smith Barney Holdings Inc. is a wholly owned subsidiary of Travelers Group Inc., which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: investment services, including asset management, consumer finance services, life insurance services and property & casualty insurance services.

  While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for the Fund, which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Administrative Office.

  The Fund is intended to meet differing investment objectives with its currently available separate Portfolios.

  The investment objectives of the Portfolios are as follows:

  LARGE CAP VALUE PORTFOLIO. The Large Cap Value Portfolio, formerly known as the Smith Barney Income and Growth Portfolio, seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The Portfolio invests primarily in common stocks offering a current return from dividends and in interest-paying debt obligations (such as U.S. Government Securities, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government Securities with broker/dealers or other financial institutions.)

  INTERNATIONAL EQUITY PORTFOLIO. The International Equity Portfolio seeks total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read "Special Investment Techniques and Risk Considerations-- Foreign Securities" in the Fund Prospectus.

  HIGH INCOME PORTFOLIO. The High Income Portfolio seeks high current income. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate debt obligations and preferred stock. The Portfolio invests significantly in lower rated and unrated corporate debt securities, commonly known as "junk bonds" and involve a significant degree of risk. (See "The Fund's Investment Program--Smith Barney High Income Portfolio" in the Fund Prospectus.) Prior to investing in this Portfolio, Contact owners are cautioned to read the section entitled "Special Investment Techniques and Risk Considerations--Lower-Quality and Non-Rated Securities" in the Fund Prospectus. The Portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than the U.S. dollar and may invest without limitation in securities of foreign issuers that are denominated in U.S. dollars. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Contract owners are cautioned to read "Special Investment Techniques and Risk Considerations--Foreign Securities" in the Fund Prospectus.

  MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks maximum current income and preservation of capital. The Portfolio seeks to achieve its objectives by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. Government Securities and related repurchase agreements. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government. In addition, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share on a continuous basis.

GREENWICH STREET SERIES FUND

  The Greenwich Street Series Fund, formerly known as the Smith Barney Series Fund, is a diversified, open-end management investment company. MMC is the investment adviser to the Appreciation Portfolio (see "Travelers Series Fund" above information pertaining to MMC).

  The Greenwich Street Series Fund has ten Portfolios, one of which is currently available in connection with the Contracts. While a brief summary of the investment objective is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for Greenwich Street Series Fund, which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Administrative Office.

  The investment objective of the Portfolio is as follows:

  APPRECIATION PORTFOLIO. The Appreciation Portfolio's goal is long-term appreciation of capital. The Portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. Under normal market conditions, substantially all--but not less than 65%--of the Portfolio's assets will consist of common stocks, but the Portfolio also may hold securities convertible into common stocks and warrants.

SMITH BARNEY CONCERT ALLOCATION SERIES

  Smith Barney Concert Allocation Series is an open-end, non-diversified management investment company. MMC serves as investment manager to each portfolio in the Smith Barney Concert Allocation Series (the "Select Portfolios"). MMC is an indirect wholly owned subsidiary of Travelers Group Inc. Each Select Portfolio of Concert Series seeks to achieve its investment objective by investing in a diverse mix of "Underlying Smith Barney Funds" ("fund of funds" structure), which consist of open-end management investment companies or series thereof for which Smith Barney Inc. ("Smith Barney") now or in the future acts as principal underwriter or for which Smith Barney, MMC, Travelers Investment Management Company ("TIMC") or Smith Barney Strategy Advisers Inc. now or in the future acts as investment adviser. See the Prospectus for the Select Portfolios of Smith Barney Concert Allocation Series for more information concerning the fund of funds structure. The fund of funds structure is different from the investment structure of most investment options available for a variable annuity contract. Such a structure involves additional income tax risks (see "Federal Tax Considerations").

  The assets of each Select Portfolio are invested in certain Underlying Smith Barney Funds, thus each Select Portfolio's performance is directly related to the investment performance of the Underlying Smith Barney Funds held.

  The investment objectives of the Select Portfolios are as follows:

  SELECT HIGH GROWTH PORTFOLIO. The Select High Growth Portfolio's investment objective is to seek capital appreciation.

  SELECT GROWTH PORTFOLIO. The Select Growth Portfolio's investment objective is to seek long-term growth of capital.

  SELECT BALANCED PORTFOLIO. The Select Balanced Portfolio's investment objective is to seek a balance of growth of capital and income.

  SELECT CONSERVATIVE PORTFOLIO. The Select Conservative Portfolio's investment objective is to seek income and, secondarily, long-term growth of capital.

  SELECT INCOME PORTFOLIO. The Select Income Portfolio's investment objective is to seek high current income.

  While a brief summary of the investment objectives of the Portfolios of ESS Trust, The GCG Trust, Travelers Series Fund, Greenwich Street Series Fund and Smith Barney Concert Allocation Series are set forth above, more comprehensive information, including a discussion of potential risks, is found in the current Prospectuses for each of the Funds, which are included with this Prospectus. Additional Prospectuses and the

Statements of Additional Information can be obtained by calling the Customer Service Center or writing. Purchasers should read the Prospectuses carefully before investing.

CHANGES WITHIN ACCOUNT NY-B

  We may from time to time make additional Divisions available. These Divisions will invest in investment portfolios we find suitable for the Contract. We also have the right to eliminate investment Divisions from Account NY-B, to combine two or more Divisions, or to substitute a new portfolio for the portfolio in which a Division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contract. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. In addition, we reserve the right to transfer assets of Account NY-B, which we determine to be associated with the class of Contracts to which your Contract belongs, to another account. If necessary, we will get prior approval from the insurance department of our state of domicile before making such a substitution or transfer. We will also get any required approval from the SEC and any other required approvals before making such a substitution or transfer. We will notify you as soon as practicable of any proposed changes.

  When permitted by law, We reserve the right to:

  (1) deregister Account NY-B under the 1940 Act;

  (2) operate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust;

  (3) restrict or eliminate any voting rights as to Account NY-B; and

  (4) combine Account NY-B with other accounts.

THE FIXED ACCOUNT

  Premium payments may be allocated to the Fixed Account at the time of the Initial Premium payment or as subsequently made. In addition, all or part of your Accumulation Value may be transferred to the Fixed Account. Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customers, Owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEE PERIOD

  You may select one or more Fixed Allocations with specified Guarantee Periods for investment. We currently offer Guarantee Periods with durations of 1, 3, 5, 7 and 10 years. We reserve the right at any time to decrease or increase the number of Guarantee Periods offered. Not all Guarantee Periods may be available for new allocations. Each Fixed Allocation will have a Maturity Date corresponding to the last day of the calendar month of the applicable Guarantee Period.

  Your Accumulation Value in the Fixed Account equals the sum of your Fixed Allocations plus the interest credited thereto, as adjusted for any partial withdrawals, reallocations or other charges we may impose. Your Fixed Allocation will be credited with the Guaranteed Interest Rate in effect on the date we receive and accept your premium or reallocation of Accumulation Value. The Guaranteed Interest Rate will be credited daily to yield the quoted Guaranteed Interest Rate.

GUARANTEED INTEREST RATES

  Each Guarantee Period will have an interest rate that is guaranteed. We do not have a specific formula for establishing the Guaranteed Interest Rates for the different Guarantee Periods. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or reallocations of Accumulation Value under the Contracts. These amounts will be invested primarily in investment-grade fixed income securities including: securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; debt securities that have an investment grade rating, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Ratings Services, a Division of McGraw Hill, Cos., Inc. (AAA, AA, A or BBB) or any other nationally recognized rating service; mortgage-backed securities collateralized by the Federal Home Loan Mortgage Association, the Federal National Mortgage Association or the Government National Mortgage Association, or that have an investment grade rating at the time of purchase within the four highest grades described above; other debt investments; commercial paper; and cash or cash equivalents. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the Guaranteed Interest Rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict or guarantee the level of future interest rates. However, no Fixed Allocation will ever have a Guaranteed Interest Rate of less than 3% per year.

  While the foregoing generally describes our investment strategy with respect to the Fixed Account, we are not obligated to invest according to any particular strategy, except as may be required by New York and other state insurance laws.

TRANSFERS FROM A FIXED ALLOCATION

  You may transfer your Accumulation Value from a Fixed Allocation to one or more new Fixed Allocations with new Guarantee Periods of any length offered by us or to the Divisions of Account NY-B. Unless you specify in writing the Fixed Allocations from which such transfers will be made, we will transfer amounts from the Fixed Allocations starting with the Guarantee Period nearest its Maturity Date, until we have honored your transfer request.

  Transfers from a Fixed Allocation made within 30 days prior to the Maturity Date of the applicable Guarantee Period or pursuant to the dollar cost averaging program will not be subject to a Market Value Adjustment. All other transfers from your Fixed Allocations will be subject to a Market Value Adjustment. The minimum amount that can be transferred to or from any Fixed Allocation is $250. If a transfer request would reduce the Accumulation Value remaining in your Fixed Allocation to less than $250, we will treat such transfer request as a request to transfer the entire Accumulation Value in such Fixed Allocation.

  At the end of a Fixed Allocation's Guarantee Period, you may transfer amounts in that Fixed Allocation to the Divisions and one or more new Fixed Allocations with Guarantee Periods of any length then offered by us. You may not, however, transfer amounts to any Fixed Allocation with a Guarantee Period that extends beyond your Annuity Commencement Date.

  At least 30 calendar days prior to a Maturity Date of any of your Fixed Allocations, or earlier if required by state law, we will send you a notice of the Guarantee Periods then available. Prior to the Maturity Date of your Fixed Allocations you must notify us as to which Division or new Guarantee Period you have selected. If timely instructions are not received, we will transfer your Accumulation Value in the maturing Fixed Allocation to a Fixed Allocation with a Guarantee Period equal in length to the expiring Guarantee Period. If such Guarantee Period is not available or extends beyond your annuity commencement date, we will transfer your Accumulation Value in the maturing Fixed Allocation to the next shortest Guarantee Period which does not extend beyond the Annuity Commencement Date. If no such Guarantee Period is available, we will transfer your Accumulation Value to the Specially Designated Division.

PARTIAL WITHDRAWALS FROM A FIXED ALLOCATION

  Prior to the Annuity Commencement Date and while your Contract is in effect, you may take partial withdrawals from the Accumulation Value in a Fixed Allocation by sending satisfactory notice to our Customer Service Center. You may make systematic withdrawals of interest earnings only from a Fixed Allocation under our Systematic Partial Withdrawal Option. (See Partial Withdrawals, Systematic Partial Withdrawal Option.)

Systematic withdrawals from a Fixed Allocation are not permitted if such Fixed Allocation participates in the dollar cost averaging program. Withdrawals from a Fixed Allocation taken within 30 days prior to the Maturity Date and systematic withdrawals are not subject to a Market Value Adjustment; however, a surrender charge may be imposed. Withdrawals may have federal income tax consequences, including a 10% penalty tax. See Surrender Charge, Surrender Charge for Excess Partial Withdrawals and Federal Tax Considerations.

  If you specify a Fixed Allocation from which your partial withdrawal will be made, we will assess the partial withdrawal against that Fixed Allocation. If you do not specify the investment option from which the partial withdrawal will be taken, we will not assess your partial withdrawal against any Fixed Allocations unless the partial withdrawal exceeds the Accumulation Value in the Divisions of Account NY-B. If there is no Accumulation Value in those Divisions, partial withdrawals will be deducted from your Fixed Allocations starting with the Guarantee Periods nearest their Maturity Dates until we have honored your request.

MARKET VALUE ADJUSTMENT

  We will apply a Market Value Adjustment, determined by application of the formula described below, in the following circumstances: (i) whenever you make a withdrawal or transfer from a Fixed Allocation, other than withdrawals or transfers made within 30 days prior to the Maturity Date of the applicable Guarantee Period, systematic partial withdrawals, or pursuant to the dollar cost averaging program; and (ii) on the Annuity Commencement Date with respect to any Fixed Allocation having a Guarantee Period that does not end on or within 30 days after the annuity commencement date.

  The Market Value Adjustment is determined by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                               (     (1 + I)      )  (N//365/)
                               ( -----------------)
                               ( (1 + J + .0025)  )   -1

  Where "I" is the Index Rate for a Fixed Allocation as of the first day of the applicable Guarantee Period; "J" is the Index Rate for new Fixed Allocations with Guarantee Periods equal to the number of years remaining in the Guarantee Period at the time of the withdrawal, transfer or annuitization; and "N" is the remaining number of days in the Guarantee Period at the time of the withdrawal, transfer or annuitization.

  The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as reported by a national quoting service for the applicable maturity. The average currently is based on the period from the 22nd day of the calendar month two months prior to the calendar month of the Index Rate determination to the 21st day of the calendar month immediately prior to the month of determination. The applicable maturity is the maturity date for these U.S. Treasury Strips on or next following the last day of the Guarantee Period. If the Ask Yields are no longer available, the Index Rate will be determined using a suitable replacement method approved where required.

  We currently calculate the Index Rate once each calendar month. However, we reserve the right to calculate the Index Rate more frequently than monthly, but in no event will such Index Rate be based upon a period of less than 28 days.

  The Market Value Adjustment may result in either an increase or decrease in the Accumulation Value of your Fixed Allocation. If a full surrender, transfer or annuitization from the Fixed Allocation has been requested, the balance of the Market Value Adjustment will be added to or subtracted from the amount surrendered, transferred or annuitized. If a partial withdrawal, transfer or annuitization has been requested, the Market Value Adjustment will be calculated on the total amount that must be withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds the Accumulation Value in the Fixed Allocation, such transaction will be considered a full surrender, transfer or annuitization. The Appendix contains several examples which illustrate the application of the Market Value Adjustment.

                           FACTS ABOUT THE CONTRACT

THE OWNER

  You are the Owner. You are also the Annuitant unless another Annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple Owners named, the age of the oldest Owner shall determine the applicable death benefit.

  Death of an Owner activates the death benefit provision. In the case of a sole Owner who dies prior to the annuity commencement date, we will pay the Beneficiary the death benefit when due. The sole Owner's estate will be the Beneficiary if no Beneficiary designation is in effect, or if the designated Beneficiary has predeceased the Owner. In the case of a joint Owner of the Contract dying prior to the annuity commencement date, we will designate the surviving Owner(s) as the Beneficiary(ies). This supersedes any previous Beneficiary designation.

  In the case where the Owner is a trust and a beneficial Owner of the trust has been designated, the beneficial Owner will be treated as the Owner of the Contract solely for the purpose of determining the death benefit provisions. If a beneficial Owner is changed or added after the Contract Date, this will be treated as a change of Owner for purposes of determining the death benefit. See Change of Owner or Beneficiary. If no beneficial Owner of the Trust has been designated, the availability of enhanced death benefits will be determined by the age of the Annuitant at issue.

THE ANNUITANT

  The Annuitant is the person designated by the Owner to be the measuring life in determining Annuity Payments. The Owner will receive the annuity benefits of the Contract if the Annuitant is living on the Annuity Commencement Date. If the Annuitant dies before the Annuity Commencement Date, and a contingent Annuitant has been named, the contingent Annuitant becomes the Annuitant (unless the Owner is not an individual, in which case the death benefit becomes payable). Once named, the Annuitant may not be changed at any time.

  If there is no contingent Annuitant when the Annuitant dies prior to the Annuity Commencement Date, the Owner will become the Annuitant. The Owner may designate a new Annuitant within 60 days of the death of the Annuitant.

  If there is no contingent Annuitant when the Annuitant dies prior to the Annuity Commencement Date and the Owner is not an individual, we will pay the Beneficiary the death benefit then due. The Beneficiary will be as provided in the Beneficiary designation then in effect. If no Beneficiary designation is in effect, or if there is no designated Beneficiary living, the Owner will be the Beneficiary. If the Annuitant was the sole Owner and there is no Beneficiary designation, the Annuitant's estate will be the Beneficiary.

  Regardless of whether a death benefit is payable, if the Annuitant dies and any Owner is not an individual, such death will trigger application of the distribution rules imposed by Federal tax law.

THE BENEFICIARY

  The Beneficiary is the person to whom we pay death benefit proceeds and who becomes the successor Owner if the Owner dies prior to the annuity commencement date. We pay death benefit proceeds to the primary Beneficiary (unless there are joint Owners, in which case death proceeds are payable to the surviving Owner(s)). See Proceeds Payable to the Beneficiary.

  If the Beneficiary dies before the Annuitant or Owner, the death benefit proceeds are paid to the contingent Beneficiary, if any. If there is no surviving Beneficiary, we pay the death benefit proceeds to the Owner's estate.

  One or more persons may be named as Beneficiary or contingent Beneficiary. In the case of more than one Beneficiary, unless otherwise specified, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

  You have the right to change beneficiaries during the Annuitant's lifetime unless you have designated an irrevocable Beneficiary. When an irrevocable Beneficiary has been designated, you and the irrevocable Beneficiary may have to act together to exercise certain rights and options under the Contract.

CHANGE OF OWNER OR BENEFICIARY

  During the Annuitant's lifetime and while your Contract is in effect, you may transfer ownership of the Contract (if purchased in connection with a non-qualified plan) subject to our published rules at the time of the change. A change in Ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the Beneficiary. To make either of these changes, you must send us written notice of the change in a form satisfactory to us. The change will take effect as of the day the notice is signed. The change will not affect any payment made or action taken by us before recording the change at our Customer Service Center. See Federal Tax Considerations, Transfer of Annuity Contracts, and Assignments.

AVAILABILITY OF THE CONTRACT

  We can issue a Contract if both the Annuitant and the Owner are not older than age 85.

TYPES OF CONTRACTS

 QUALIFIED CONTRACTS

  The Contract may be issued as an Individual Retirement Annuity or in connection with an individual retirement account. In the latter case, the Contract will be issued without an Individual Retirement Annuity endorsement, and the rights of the participant under the Contract will be affected by the terms and conditions of the particular individual retirement trust or custodial account, and by provisions of the Code and the regulations thereunder. For example, the individual retirement trust or custodial account will impose minimum distribution rules, which may require distributions to commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. For both Individual Retirement Annuities and individual retirement accounts, the minimum Initial Premium is $1,500.

  IF THE CONTRACT IS PURCHASED TO FUND A QUALIFIED PLAN, OTHER THAN A ROTH IRA, DISTRIBUTION MUST COMMENCE NOT LATER THAN APRIL 1ST OF THE CALENDAR YEAR FOLLOWING THE CALENDAR YEAR IN WHICH YOU ATTAIN AGE 70 1/2. IF YOU OWN MORE THAN ONE QUALIFIED PLAN, YOU SHOULD CONSULT YOUR TAX ADVISOR.

 NON-QUALIFIED CONTRACTS

  The Contract may fund any non-qualified plan. Non-qualified Contracts do not qualify for any tax-favored treatment other than the benefits provided for by annuities.

YOUR RIGHT TO SELECT OR CHANGE CONTRACT OPTIONS

  Before the Annuity Commencement Date, you may change the Annuity Commencement Date, frequency of Annuity Payments or the Annuity Option by sending a written request to our Customer Service Center. The Annuitant may not be changed at any time.

PREMIUMS

  You purchase the Contract with an Initial Premium. After the end of the Free Look Period, you may make additional premium payments. See Making Additional Premium Payments. The minimum Initial Premium is $10,000 for a non-qualified Contract and $1,500 for a qualified Contract.

  You must receive our prior approval before making a premium payment that causes the Accumulation Value of all annuities that you maintain with us to exceed $1,000,000. We may change the minimum initial or additional premium requirements for certain group or sponsored arrangements. See Group or Sponsored Arrangements.

QUALIFIED PLANS

  For IRA Contracts, the annual premium on behalf of any individual Contract may not exceed $2,000. Provided your spouse does not make a contribution to an IRA, you may set up a spousal IRA even if your spouse has earned some compensation during the year. The maximum deductible amount for a spousal IRA program is the lesser of $2,250 or 100% of your compensation reduced by the contribution (if any) made by you for the taxable year to your own IRA. However, no more than $2,000 can go to either your or your spouse's IRA in any one year. For example, $1,750 may go to your IRA and $500 to your spouse's IRA. These maximums are not applicable if the premium is the result of a rollover from another qualified plan.

  For Roth IRA Contracts, the annual premium on behalf of any individual Contract, together with the total amount of any contributions you have made to any non-Roth IRAs (except for rollover contributions), may not exceed the lesser of $2,000 or 100% of your compensation. Contributions to a Roth IRA are subject to income limits. See IRA Contracts and Other Qualified Retirement Plans in General.

WHERE TO MAKE PAYMENTS

  Remit premium payments to our Customer Service Center. The address is shown on the cover. We will send you a confirmation notice.

MAKING ADDITIONAL PREMIUM PAYMENTS

  You may make additional premium payments after the end of the Free Look Period. We can accept additional premium payments until either the Annuitant or Owner reaches the Attained Age of 85 under non-qualified plans. For qualified plans, no contributions may be made to an IRA Contract for the taxable year in which you attain age 70 1/2 and thereafter (except for rollover contributions). The minimum additional premium payment we will accept is $500 for a non-qualified plan and $250 for a qualified plan.

CREDITING PREMIUM PAYMENTS

  The Initial Premium will be accepted or rejected within two business days of receipt by us if accompanied by information sufficient to permit us to determine if we are able to issue a Contract. We may retain an Initial Premium for up to five business days while attempting to obtain information sufficient to enable us to issue the Contract. If we are unable to do so within five business days, the applicant will be informed of the reasons for the delay and the Initial Premium will be returned immediately unless the applicant consents to our retaining the Initial Premium until we have received the information we require. Thereafter, all additional premiums will be accepted on the day received.

  We will also accept, by agreement with broker-dealers and when permissible in a state, transmittal of initial and additional premium payments by wire order from the broker-dealer to our Customer Service Center. Such transmittals must be accompanied by a simultaneous facsimile transmission of an application. Contact our Customer Service Center to find out about state availability and broker-dealer requirements.

  Upon our acceptance of premium payments received via wire order and accompanied by a facsimile of an application, we will issue the Contract, allocate the premium payment according to your instructions, and invest the payment at the value next determined following receipt. See Restrictions on Allocation of Premium Payments. Wire orders not accompanied by an application may be retained for up to five business days while we attempt to obtain information sufficient to enable us to issue the Contract. If we are unable to do so, our Customer Service Center will inform the broker-dealer, on behalf of the applicant, of the reasons for the delay and return the premium payment immediately to the broker-dealer for return to the applicant, unless the applicant specifically consents to allow us to retain the premium payment until our Customer Service Center receives the application.

  On the date we receive and accept your initial or additional premium payment:

  (1) We allocate the Initial Premium among the Divisions and Fixed Allocations according to your instructions, subject to any restrictions. See Restrictions on Allocation of Premium Payments. For additional premium payments, the Accumulation Value will increase by the amount of the premium. If we do not receive instructions from you, the increase in the Accumulation Value will be allocated among the Divisions in proportion to the amount of Accumulation Value in each Division as of the date we receive and accept the additional premium payment. If there is no Accumulation Value in the Divisions, the increase in the Accumulation Value will be allocated to a Fixed Allocation with the shortest Guarantee Period then available.

  (2) For an Initial Premium, we calculate your applicable death benefit. When an additional premium payment is made, we increase your applicable death benefit in accordance with the death benefit option in effect for your Contract.

Following receipt and acceptance of the application, and investment of the premium payment, we will issue the Contract.

RESTRICTIONS ON ALLOCATION OF PREMIUM PAYMENTS

  We may require that an Initial Premium designated for a Division of Account NY-B be allocated to the Specially Designated Division during the Free Look Period for Initial Premiums received. After the free look period, if your Initial Premium was allocated to the Specially Designated Division, we will transfer the Accumulation Value to the Divisions you previously selected based on the index of investment experience next computed for each Division. See Facts About the Contract, Measurement of Investment Experience, Index of Investment Experience and Unit Value. Initial premiums designated for the Fixed Account will be allocated to a Fixed Allocation with the Guarantee Period you have chosen.

YOUR RIGHT TO REALLOCATE

  You may reallocate your Accumulation Value among the Divisions and Fixed Allocations at the end of the free look period. We currently do not assess a charge for allocation changes made during a Contract Year. We reserve the right, however, to assess a $25 charge for each allocation change after the twelfth allocation change in a Contract Year. We require that each reallocation of your Accumulation Value equal at least $250 or, if less, your entire Accumulation Value within a Division or Fixed Allocation. We reserve the right to limit, upon notice, the maximum number of reallocations you may make within a Contract Year. In addition, we reserve the right to defer the reallocation privilege at any time we are unable to purchase or redeem shares of the ESS Trust, the Travelers Series Fund, the Greenwich Street Series Fund or the Smith Barney Concert Allocation Series. We also reserve the right to modify or terminate your right to reallocate your Accumulation Value at any time in accordance with applicable law. Reallocations from the Fixed Account are subject to the Market Value Adjustment unless taken as part of the dollar cost averaging program or within 30 days prior to the Maturity Date of the applicable Guarantee Period. To make a reallocation change, you must provide us with satisfactory notice at our Customer Service Center.

  We reserve the right to limit the number of reallocations of your Accumulation Value among the Divisions and Fixed Allocations or refuse any reallocation request if we believe that: (a) excessive trading by you or a specific reallocation request may have a detrimental effect on unit values or the share prices of the underlying Series; or (b) we are informed by the ESS Trust, the Travelers Series Fund, the Greenwich Street Series Fund or the Smith Barney Concert Allocation Series that the purchase or redemption of shares is to be restricted because of excessive trading or a specific reallocation or group of reallocations is deemed to have a detrimental effect on share prices of the ESS Trust, the Travelers Series Fund, the Greenwich Street Series Fund or the Smith Barney Concert Allocation Series.

  Where permitted by law, we may accept your authorization of third party reallocation on your behalf, subject to our rules. We may suspend or cancel such acceptance at any time. We will notify you of any such suspension or cancellation. We may restrict the Divisions and Fixed Allocations that will be available to you for reallocations of premiums during any period in which you authorize such third party to act on your behalf. We will give you prior notification of any such restrictions. However, we will not enforce such restrictions if we are provided evidence satisfactory to us that: (a) such third party has been appointed by a court of competent jurisdiction to act on your behalf; or (b) such third party has been appointed by you to act on your behalf for all your financial affairs.

  Some restrictions may apply based on the free look provisions of the state where the Contract is issued. See Your Right to Cancel or Exchange Your Contract.

DOLLAR COST AVERAGING

  If you have at least $10,000 of Accumulation Value in the Smith Barney Money Market Division or a Fixed Allocation with a one year Guarantee Period, you may elect the dollar cost averaging program and have a specified dollar amount transferred from the Division or such Fixed Allocation on a monthly basis.

  The main objective of dollar cost averaging is to attempt to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Divisions each month, more units are purchased in a Division if the value per unit is low and less units are purchased if the value per unit is high.

  Therefore, a lower than average value per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

  Dollar cost averaging may be elected at issue or at a later date. The minimum amount that may be transferred each month is $250. The maximum amount which may be transferred is equal to your Accumulation Value in Liquid Asset Division or a Fixed Allocation with a one year Guarantee Period when you elect the dollar cost averaging program, divided by 12.

  The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Divisions in which you are invested in proportion to your Accumulation Value in each Division unless you specify otherwise. If, on any transfer date, your Accumulation Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may change the transfer amount once each Contract Year, or cancel this program by sending satisfactory notice to our Customer Service Center at least seven days before the next transfer date. Any allocation under this program will not be included in determining if the excess allocation charge will apply. We currently do not permit transfers under the dollar cost averaging program from Fixed Allocations with other than one year Guarantee Periods. Transfers from a Fixed Allocation under the dollar cost averaging program will not be subject to a Market Value Adjustment. See Market Value Adjustment. A Fixed Allocation may not participate simultaneously in both the dollar cost averaging program and the Systematic Partial Withdrawal Option.

WHAT HAPPENS IF A DIVISION IS NOT AVAILABLE

  When a distribution is made from an investment portfolio supporting a Division of Account NY-B in which reinvestment is not available, we will allocate the distribution, unless you specify otherwise, to the Specially Designated Division.

  Such a distribution can occur when (a) an investment portfolio matures, or
(b) a distribution from a portfolio or Division cannot be reinvested in the portfolio or Division due to the unavailability of securities for acquisition. When an investment portfolio matures, we will notify you in writing 30 days in advance of that date. To elect an allocation of the distribution to other than the Specially Designated Division, you must provide satisfactory notice to us at least seven days prior to the date the portfolio matures. Such allocations are not counted for purposes of the number of free allocation changes permitted. When a distribution from a portfolio or Division cannot be reinvested in the portfolio due to the unavailability of securities for acquisition, we will notify you promptly after the allocation has occurred. If, within 30 days, you allocate the Accumulation Value from the Specially Designated Division to other Divisions or Fixed Allocations of your choice, such allocations will not be included in determining if the excess allocation charge will apply.

YOUR ACCUMULATION VALUE

  Your Accumulation Value is the sum of the amounts in each of the Divisions and the Fixed Allocations in which you are invested, and is the amount available for investment at any time. You select the Divisions and Fixed Allocations to which to allocate your Accumulation Value. We adjust your Accumulation Value on each Valuation Date to reflect the Divisions' investment performance and interest credited to your Fixed Allocations, any additional premium payments or partial withdrawals since the previous Valuation Date, and on each Contract processing date to reflect any deduction of the annual Contract fee. Your Accumulation Value is applied to your choice of an Annuity Option on the Annuity Commencement Date subject to our published rules at such time. See Choosing an Income Plan.

ACCUMULATION VALUE IN EACH DIVISION

 ON THE CONTRACT DATE

  On the Contract Date, your Accumulation Value is allocated to each Division as you have specified, unless the Contract is issued in a state that requires the return of premium payments during the Free Look Period, in which case, the portion of your Initial Premium not allocated to a Fixed Allocation will be allocated to the Specially Designated Division during the Free Look Period. See Your Right to Cancel or Exchange Your Contract.

 ON EACH VALUATION DATE

  At the end of each subsequent Valuation Period, the amount of Accumulation Value in each Division will be calculated as follows:

  (1) We take the Accumulation Value in the Division at the end of the preceding Valuation Period.

  (2) We multiply (1) by the Division's net rate of return for the current Valuation Period.

  (3) We add (1) and (2).

  (4) We add to (3) any additional premium payments allocated to the Division during the current Valuation Period.

  (5) We add or subtract allocations to or from that Division during the current Valuation Period.

  (6) We subtract from (5) any partial withdrawals and any associated charges allocated to that Division during the current Valuation Period.

  (7) We subtract from (6) the amounts allocated to that Division for: (a) any Contract fees; and (b) any charge for premium taxes.

  All amounts in (7) are allocated to each Division in the proportion that (6) bears to the Accumulation Value in Account NY- B, unless the Charge Deduction Division has been specified. See Charges Deducted from the Accumulation Value.

MEASUREMENT OF INVESTMENT EXPERIENCE

 INDEX OF INVESTMENT EXPERIENCE AND UNIT VALUE

  The investment experience of a Division is determined on each Valuation Date. We use an index to measure changes in each Division's experience during a Valuation Period. In most cases, we set the index at $10 when the first investments in a Division are made, unless the underlying Series in which the Division invests has been available under other contracts for some period of time. See Condensed Financial Information, Index of Investment Experience, for the initial index value for each Division when the Division became available under the Contract. The index for a current Valuation Period equals the index for the preceding Valuation Period multiplied by the experience factor for the current Valuation Period.

  We may express the value of amounts allocated to the Divisions in terms of units. We determine the number of units for a given amount on a Valuation Date by dividing the dollar value of that amount by the index of investment experience for that date. The index of investment experience is equal to the value of a unit.

 HOW WE DETERMINE THE EXPERIENCE FACTOR

  For Divisions of Account NY-B the experience factor reflects the investment experience of the Series of the Fund in which a Division invests as well as the charges assessed against the Division for a Valuation Period. The factor is calculated as follows:

  (1) We take the net asset value of the portfolio in which the Division invests at the end of the current Valuation Period.

  (2) We add to (1) the amount of any dividend or capital gains distribution declared for the investment portfolio and reinvested in such portfolio during the current Valuation Period. We subtract from that amount a charge for our taxes, if any.

  (3) We divide (2) by the net asset value of the portfolio at the end of the preceding Valuation Period.

  (4) We subtract the applicable daily mortality and expense risk charge from each Division for each day in the valuation period.

  (5) We subtract the daily asset based administrative charge from each Division for each day in the valuation period.

  Calculations for Divisions investing in a Series are made on a per share basis.

 NET RATE OF RETURN FOR A DIVISION

  The net rate of return for a Division during a valuation period is the experience factor for that Valuation Period minus one.

CASH SURRENDER VALUE

  Your Contract's Cash Surrender Value fluctuates daily with the investment results of the Divisions, interest credited to Fixed Allocations and any Market Value Adjustment. We do not guarantee any minimum Cash Surrender Value. On any date before the Annuity Commencement Date while the Contract is in effect, the cash surrender value is calculated as follows:

  (1) We take the Contract's Accumulation Value;

  (2) We deduct from (1) any surrender charge and any charge for premium taxes;

  (3) We deduct from (2) any charges incurred but not yet deducted; and

  (4) We adjust (3) for any Market Value Adjustment.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

  The Contract may be surrendered by the Owner at any time while the Annuitant is living and before the Annuity Commencement Date.

  A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. The Cash Surrender Value is determined and all benefits under the Contract will then be terminated, as of that date. You may receive the Cash Surrender Value in a single sum payment or apply it under one or more Annuity Options. See The Annuity Options. We will usually pay the Cash Surrender Value within seven days but we may delay payment. See When We Make Payments.

PARTIAL WITHDRAWALS

  Prior to the Annuity Commencement Date, while the Annuitant is living and the Contract is in effect, you may take partial withdrawals from the Accumulation Value by sending satisfactory notice to our Customer Service Center. Unless you specify otherwise, the amount of the withdrawal, including any surrender charge and Market Value Adjustment, will be taken in proportion to the amount of Accumulation Value in each Division in which you are invested. If there is no Accumulation Value in those Divisions, partial withdrawals will be deducted from your Fixed Allocations starting with the Guarantee Periods nearest their Maturity Dates until we have honored your request.

  There are three options available for selecting partial withdrawals, the Conventional Partial Withdrawal Option, the Systematic Partial Withdrawal Option and the IRA Partial Withdrawal Option. All three options are described below. The maximum amount you may withdraw each Contract Year without incurring a surrender charge is 15% of your Accumulation Value. See Surrender Charge for Excess Partial Withdrawals. Partial withdrawals may not be repaid. A partial withdrawal request for an amount in excess of 90% of the Cash Surrender Value will be treated as a request to surrender the Contract.

 CONVENTIONAL PARTIAL WITHDRAWAL OPTION

  After the Free Look Period, you may take conventional partial withdrawals. The minimum amount you may withdraw under this option is $1,000. A conventional partial withdrawal from a Fixed Allocation may be subject to a Market Value Adjustment.

 SYSTEMATIC PARTIAL WITHDRAWAL OPTION

  This option may be elected at the time you apply for a Contract, or at a later date. This option may be elected to commence in a Contract Year where a conventional partial withdrawal has been taken. However, it may not be elected while the IRA Partial Withdrawal Option is in effect.

  You may choose to receive systematic partial withdrawals on a monthly or quarterly basis from your Accumulation Value in the Divisions or the Fixed Allocations. The commencement of payments under this option may not be elected to start sooner than 28 days after the Contract Issue Date. You select the date of the quarter or month when the withdrawals will be made but no later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of each month as the Contract Date.

  You may select a dollar amount or a percentage of the Accumulation Value from the Divisions in which you are invested as the amount of your withdrawal subject to the following maximums, but in no event can a payment be less than $100:

   FREQUENCY                                                  MAXIMUM PERCENTAGE
   ---------                                                  ------------------
   Monthly...................................................        1.25%
   Quarterly.................................................        3.75%
   Annual....................................................       15.00%

  If a dollar amount is selected and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your Accumulation Value on the withdrawal date, the amount withdrawn will be reduced so that it equals such percentage. For example, if a $500 monthly withdrawal was elected and on the withdrawal date 1.25% of the Accumulation Value equaled $300, the withdrawal amount would be reduced to $300. If a percentage is selected and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we would increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the minimum. If it is above the maximum percentage we will send the amount and then cancel the option. For example, if you selected 1.0% to be systematically withdrawn on a monthly basis and that amount equaled $90, and since $100 is less than 1.25% of the Accumulation Value, we would send $100. If 1.0% equaled $75, and since $100 is more than 1.25% of the Accumulation Value we would send $75 and then cancel the option. In such a case, in order to receive systematic partial withdrawals in the future, you would be required to submit a new notice to our Customer Service Center.

  Systematic Partial Withdrawals from Fixed Allocations are limited to interest earnings during the prior month or quarter, depending on whether you have chosen a monthly or quarterly frequency, respectively. Systematic Partial Withdrawals are not subject to a Market Value Adjustment. A Fixed Allocation, however, may not participate simultaneously in both the dollar cost averaging program and the Systematic Partial Withdrawal Option.

  You may change the amount or percentage of your withdrawal once each Contract Year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date. However, you may not change the amount or percentage of your withdrawals in any Contract Year during which you have previously taken a conventional partial withdrawal.

 IRA PARTIAL WITHDRAWAL OPTION

  If you have an IRA Contract and will attain age 70 1/2 in the current calendar year, distributions may be made to you to satisfy requirements imposed by Federal tax law. IRA partial withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. See Federal Tax Considerations. We will send you a notice before your distributions commence, and you may elect this option at that time, or at a later date. You may not elect IRA partial withdrawals while the Systematic Partial Withdrawal Option is in effect. If you do not elect the IRA Partial Withdrawal Option, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if the Systematic Partial Withdrawal Option is in effect, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by Federal tax law.

  You may choose to receive IRA partial withdrawals on a monthly, quarterly or annual frequency. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, the withdrawals will be made on the same calendar day of the month as the Contract Date.

  At your request, we will determine the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. At the time we determine the required partial withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the partial withdrawal amount is greater than the Accumulation Value, we will cancel the Contract and send you the amount of the Cash Surrender Value.

  You may change the payment frequency of your withdrawals once each Contract Year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least seven days prior to the next scheduled withdrawal date.

  An IRA partial withdrawal in excess of the amount allowed under the Systematic Partial Withdrawal Option may be subject to a Market Value Adjustment.

PARTIAL WITHDRAWALS IN GENERAL

  CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING PARTIAL WITHDRAWALS. A partial withdrawal made before the taxpayer reaches age 59 1/2 may result in imposition of a tax penalty of 10% of the taxable portion withdrawn. See Federal Tax Considerations for more details.

AUTOMATIC REBALANCING

  If you have at least $10,000 of Accumulation Value invested in the Divisions, you may elect to participate in our automatic rebalancing program. Automatic rebalancing provides you with an easy way to maintain the particular asset allocation that you and your financial advisor have determined are most suitable for your individual long-term investment goals. We do not charge a fee for participating in our automatic rebalancing program.

  Under the program you may elect to have all your allocations among the Divisions rebalanced on a quarterly, semi-annual, or annual calendar basis. The minimum size of an allocation to a Division must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic partial withdrawal option only where such withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

  To participate in automatic rebalancing you must submit to our Customer Service Center written notice in a form satisfactory to us. We will begin the program on the last Valuation Date of the applicable calendar period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your Accumulation Value among the Divisions or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

PROCEEDS PAYABLE TO THE BENEFICIARY

  If the Owner or the Annuitant (when the Owner is other than an individual) dies prior to the annuity commencement date, we will pay the Beneficiary the death benefit proceeds under the Contract. Such amount may be received in a single sum or applied to any of the Annuity Options. See The Annuity Options. If we do not receive a request to apply the death benefit proceeds to an Annuity Option, a single sum distribution will be made. Any distributions from non-qualified Contracts must comply with applicable Federal tax law distribution requirements.

DEATH BENEFIT OPTIONS

  Subject to our rules, there are two death benefit options that may be elected by you at issue under the Contract: the Standard Death Benefit Option and the Annual Ratchet Enhanced Death Benefit Option.

  The Annual Ratchet Enhanced Death Benefit Option may only be elected at issue and only if the Owner or Annuitant (when the Owner is other than an individual) is age 79 or younger at issue.

  We may offer a reduced death benefit under certain group and sponsored arrangements. See Other Contract Provisions, Group or Sponsored Arrangements.

STANDARD DEATH BENEFIT OPTION

  You will automatically receive the Standard Death Benefit Option unless you elect the Annual Ratchet Enhanced Death Benefit. The Standard Death Benefit Option for the Contract is equal to the greatest of: (i) your Accumulation Value; (ii) total premiums less any partial withdrawals; and (iii) the Cash Surrender Value.

ANNUAL RATCHET ENHANCED DEATH BENEFIT OPTION

  The Annual Ratchet Enhanced Death Benefit under the Contract, if elected, is equal to the greatest of: (i) the Accumulation Value; (ii) total premium payments less any partial withdrawals; (iii) the Cash Surrender Value; or (iv) the following valuation:

  (1) We take the enhanced death benefit from the prior Valuation Date. On the Contract Date, the enhanced death benefit is equal to the Initial Premium.

  (2) We add to (1) any additional premiums paid since the prior Valuation Date and subtract from (1) any partial withdrawals (including any Market Value Adjustments and surrender charges incurred) taken since the prior Valuation Date.

  (3) On a Valuation Date that occurs on or prior to the Owner's Attained Age 80 which is also a Contract Anniversary, we set the enhanced death benefit equal to the greater of (2) or the Accumulation Value as of such date.

  On all other Valuation Dates, the enhanced death benefit is equal to (2).

HOW TO CLAIM PAYMENTS TO BENEFICIARY

  We must receive due proof of the death of the Owner or the Annuitant (if the Owner is other than an individual) (such as an official death certificate) at our Customer Service Center before we will make any payments to the Beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The Beneficiary should contact our Customer Service Center for instructions.

REPORTS TO OWNERS

  We will send you a report once each calendar quarter within 31 days after the end of each calendar quarter. The report will show the Accumulation Value, the Cash Surrender Value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your Accumulation Value as of such date and the amounts deducted from or added to the Accumulation Value since the last report. The report will also include any other information that may be currently required by the insurance supervisory official of the jurisdiction in which the Contract is delivered.

  We will also send you copies of any shareholder reports of the portfolios or securities in which Account NY-B invests, as well as any other reports, notices or documents required by law to be furnished to Owners.

WHEN WE MAKE PAYMENTS

  We will generally pay death benefit proceeds and the cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

  However, we may delay payment of amounts derived from the Divisions if it is not practical for us to value or dispose of shares of Account NY-B because:

  (1) The NYSE is closed for trading;

  (2) The SEC determines that a state of emergency exists;

  (3) An order or pronouncement of the SEC permits a delay for the protection of Owners; or,

  (4) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

  During such times, as to amounts allocated to the Divisions, we may delay:

  (1) Determination and payment of any Cash Surrender Value;

  (2) Determination and payment of any death benefit if death occurs before the Annuity Commencement Date;

  (3) Allocation changes of the Accumulation Value; or,

  (4) Application under an Annuity Option of the Accumulation Value.

  We reserve the right to delay payment of amounts from the Fixed Account for up to six months.

                               CHARGES AND FEES

CHARGE DEDUCTION DIVISION

  You may specify at issue if you wish to have all charges against the Accumulation Value deducted from the Money Market Division. We call this the Charge Deduction Division Option, and within this context refer to the Money Market as the Charge Deduction Division. If you do not elect this option, or if the amount of the charges is greater than the amount in the Division, the charges will be deducted as discussed below. You may also choose to elect or cancel this option while the Contract is in force by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE ACCUMULATION VALUE

  We invest the entire amount of the initial and any additional premium payments in the Divisions and the Fixed Allocations you select, subject to certain restrictions. See Restrictions on Allocation of Premium Payments. We then may deduct certain amounts from your Accumulation Value. We may reduce certain fees and charges, including any surrender, administration, and mortality and expense risk charges, under group or sponsored arrangements. See Group or Sponsored Arrangements. Unless you have elected the Charge Deduction Division, charges are deducted proportionately from all affected Divisions in which you are invested. If there is no Accumulation Value in those Divisions, we will deduct charges from your Fixed Allocations starting with the Guarantee Periods nearest their Maturity Dates until such charges have been paid. The charges we deduct are:

SURRENDER CHARGE

  A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date we receive and accept such premium payment. The percentage of premium payments deducted at the time of surrender or excess partial withdrawal depends upon the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED
     SINCE PREMIUM PAYMENT                                      SURRENDER CHARGE
     ----------------------                                     ----------------
         0.....................................................         7%
         1.....................................................         6%
         2.....................................................         5%
         3.....................................................         4%
         4.....................................................         3%
         5.....................................................         2%
         6.....................................................         1%
         7+....................................................         0%

SURRENDER CHARGE FOR EXCESS PARTIAL WITHDRAWALS

  There is considered to be an excess partial withdrawal in any Contract Year in which the amount withdrawn exceeds 15% of your Accumulation Value on the date of the withdrawal minus any amount withdrawn during that Contract Year. Where you are receiving systematic partial withdrawals, any combination of conventional partial withdrawals taken and any systematic partial withdrawals expected to be received in a Contract Year will be considered in determining the amount of the excess partial withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. See Facts About the Contract, The Fixed Account, Market Value Adjustment. Such charges will be deducted from the Accumulation Value in proportion to the Accumulation Value in each Division or Fixed Allocation from which the excess partial withdrawal was taken. In instances where the excess partial withdrawal equals the entire Accumulation Value in each such Division or Fixed Allocation, charges will be deducted proportionately from all other Divisions and Fixed Allocations in which you are invested.

  For purposes of calculating the surrender charge for the excess partial withdrawal, (i) we treat premium payments as being withdrawn on a first-in first-out basis, and (ii) amounts withdrawn which are not considered an excess partial withdrawal are not treated as a withdrawal of any premium payments. Although we treat premium payments as being withdrawn before earnings for purposes of calculating the surrender charge for excess partial withdrawals, the Federal income tax law treats earnings as withdrawn first. See Federal Tax Considerations, Taxation of Non-Qualified Annuities.

  For example, the following assumes an Initial Premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third Contract Years, for total premium payments under the Contract of $30,000. It also assumes a partial withdrawal at the beginning of the fourth Contract Year of 20% of the Accumulation Value of $35,000.

  In this example, $5,250 ($35,000 x .15) is the maximum partial withdrawal that may be withdrawn during the Contract Year without the imposition of a surrender charge. The total partial withdrawal would be $7,000 ($35,000 x .2). Therefore, $1,750 ($7,000-$5,250) is considered an excess partial withdrawal of a part of the Initial Premium payment of $10,000 and would be subject to a 4% surrender charge of $70.00 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

 PREMIUM TAXES

  We make a charge for state and local premium taxes in certain states which can range from 0% to 3.5% of premium. The charge depends on the Owner's state of residence. We reserve the right to change this amount to conform with changes in the law or if the Owner changes state of residence.

  Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from your Accumulation Value on such date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of the Annuity Commencement Date. In those states we may initially defer collection of the amount of the charge for premium taxes from your Accumulation Value and deduct it against Accumulation Value on surrender of the Contract, excess partial withdrawals or on the Annuity Commencement Date.

 ADMINISTRATIVE CHARGE

  The administrative charge is incurred at the beginning of the Contract processing period and deducted at the end of each Contract processing period. We deduct this charge when determining the Cash Surrender Value payable if you surrender the Contract prior to the end of a Contract processing period. If the Accumulation Value at the end of the Contract processing period equals or exceeds $100,000 or the sum of the premiums paid equals or exceeds $100,000, the charge is zero. Otherwise, the amount deducted is $30 per Contract Year. See Asset Based Administrative Charge, below.

 EXCESS ALLOCATION CHARGE

  We currently do not assess a charge for allocation changes made during a Contract Year. We reserve the right, however, to assess a $25 charge for each allocation change after the twelfth allocation change in a Contract Year. This amount represents the maximum we will charge. The charge would be deducted from the Divisions and the Fixed Allocations from which each such reallocation is made in proportion to the amount being transferred from each such Division and Fixed Allocation unless you have chosen to use the Charge Deduction

Division. Any allocations or transfers due to the election of dollar cost averaging and reallocation under the provision What Happens if a Division is Not Available will not be included in determining if the excess allocation charge should apply.

CHARGES DEDUCTED FROM THE DIVISIONS

  We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts, for providing the benefits payable thereunder and for bearing various risks thereunder. The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the Surrender Charge collected may not fully cover all of the distribution expenses incurred by us. In the event that there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the Contracts.

 MORTALITY AND EXPENSE RISK CHARGE

  The amount of the mortality and expense risk charge depends on the death benefit option that has been elected. If the Standard Death Benefit Option is elected, the charge is equivalent, on an annual basis, to 1.10% of the assets in each Division. The charge is deducted on each Valuation Date at the rate of
 .003030% for each day in the Valuation Period. If the Annual Ratchet Enhanced Death Benefit is elected, the charge is equivalent, on an annual basis, to 1.25% of the assets in each Division. The charge is deducted on each Valuation Date at the rate of .003446% for each day in the Valuation Period.

 ASSET BASED ADMINISTRATIVE CHARGE

  We will deduct a daily administrative charge from the assets in each Division. The daily charge is at a rate of 0.000411% (equivalent to an annual rate of 0.15%) on the assets in each Division.

TRUST EXPENSES

  There are fees and charges deducted from each Series of the ESS Trust, The GCG Trust, the Travelers Series Fund, the Greenwich Street Series Fund and the Smith Barney Concert Allocation Series. Please read the respective Trust prospectus for details.

                      CHOOSING YOUR ANNUITIZATION OPTIONS

ANNUITIZATION OF YOUR CONTRACT

  If the Annuitant and Owner are living on the Annuity Commencement Date, we will begin making payments to the Owner under an income plan. We will make these payments under the Annuity Option chosen. You may change an Annuity Option by making a written request to us at least 30 days prior to the Annuity Commencement Date of the Contract. The amount of the payments will be determined by applying your Accumulation Value adjusted for any applicable Market Value Adjustment on the Annuity Commencement Date in accordance with The Annuity Options section below, subject to our published rules at such time. See When We Make Payments.

  You may also elect an Annuity Option on surrender of the Contract for its Cash Surrender Value or you may choose one or more Annuity Options for the payment of death benefit proceeds while it is in effect and before the Annuity Commencement Date. If, at the time of the Owner's death or the Annuitant's death (if the Owner is not an individual), no option has been chosen for paying death benefit proceeds, the Beneficiary may choose an option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable Federal tax law.

  The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the Accumulation Value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

  For each option we will issue a separate written agreement putting the option into effect. Before we pay any annuity benefits, we require the return of the Contract. If your Contract has been lost, we will require that you complete and return the applicable Contract form. Various factors will affect the level of annuity benefits including the Annuity Option chosen, the applicable payment rate used and the investment results of the Divisions and interest credited to the Fixed Allocations in which the Accumulation Value has been invested.

  Some annuity options may provide only for fixed payments. Fixed Annuity Payments are regular payments, the amount of which is fixed and guaranteed by us. The amount of the payments will depend only on the form and duration of payments chosen, the age of the Annuitant or Beneficiary (and sex, where appropriate), the total Accumulation Value applied to purchase the fixed option, and the applicable payment rate.

  Our approval is needed for any option where:

  (1) The person named to receive payment is other than the Owner or Beneficiary;

  (2) The person named is not a natural person, such as a corporation; or

  (3) Any income payment would be less than the minimum annuity income payment allowed.

ANNUITY COMMENCEMENT DATE SELECTION

  You select the Annuity Commencement Date. You may select any date following the fifth Contract Anniversary but before the Contract Processing Date in the month following the Annuitant's 90th birthday. If, on the Annuity Commencement Date, a Surrender Charge remains, the elected Annuity Option must include a life annuity or a period certain of at least five years duration. If you do not select a date, the annuity commencement date will be in the month following the Annuitant's 90th birthday. If the Annuity Commencement Date occurs when the Annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for Federal tax purposes. See Federal Tax Considerations. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distribution must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Consult your tax advisor.

FREQUENCY SELECTION

  You choose the frequency of the Annuity Payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, the payments will be made monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITIZATION OPTIONS

  There are four options to choose from as shown below. Options 1 through 3 are fixed and option 4 may be fixed or variable. For a fixed option, the Accumulation Value in the Divisions is transferred to the general account.

  OPTION 1. INCOME FOR A FIXED PERIOD

  Payment is made in equal installments for a fixed number of years based on the Accumulation Value as of the annuity commencement date. We guarantee that each monthly payment will be at least the amount set forth in the Contract. Guaranteed amounts for annual, semi-annual and quarterly payments are available upon request. Illustrations are available upon request. If the Cash Surrender Value or Accumulation Value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the Owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE

  Payment is made in equal monthly installments and guaranteed for at least a period certain. The period certain can be 10 or 20 years. Other periods certain may be available on request. A refund certain may be chosen instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount set forth in the Contract corresponding to the person's age on his or her last birthday before the option's effective date. Amounts for ages not shown in the Contract are available upon request.

  OPTION 3. JOINT LIFE INCOME

  This option is available if there are two persons named to receive payments. At least one of the persons named must be either the Owner or Beneficiary of the Contract. Monthly payments are guaranteed and are made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

  OPTION 4. ANNUITY PLAN

  An amount can be used to buy any single premium annuity we offer on the option's effective date.

PAYMENT WHEN NAMED PERSON DIES

  When the person named to receive payment dies, we will pay any amounts still due as provided by the option agreement. The amounts still due are determined as follows:

  (1) For option 1, or any remaining guaranteed payments under option 2, payments will be continued. Under options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for option 1 and 3.50% for option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for options 1 and 2 if such payments were not based on the tables in the Contract.

  (2) For option 3, no amounts are payable after both named persons have died.

  (3) For option 4, the annuity agreement will state the amount due, if any.

                           OTHER CONTRACT PROVISIONS

IN CASE OF ERRORS IN APPLICATION INFORMATION

  If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

SENDING NOTICE TO US

  Any written notices, inquiries or requests should be sent to our Customer Service Center. Please include your name, your Contract number and, if you are not the Annuitant, the name of the Annuitant.

ASSIGNING THE CONTRACT AS COLLATERAL

  You may assign a non-qualified Contract as collateral security for a loan or other obligation. This does not change the Ownership. However, your rights and any Beneficiary's rights are subject to the terms of the assignment. See Transfer of Annuity Contracts, and Assignments. An assignment may have Federal tax consequences. See Federal Tax Considerations.

  You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NON-PARTICIPATING

  The Contract does not participate in the divisible surplus of First Golden.

AUTHORITY TO MAKE AGREEMENTS

  All agreements made by us must be signed by our president or a vice president and by our secretary or an assistant secretary. No other person, including an insurance agent or broker, can change any of the Contract's terms, make any can change any of the Contract's terms, make any agreements binding on us or extend the time for premium payments.

CONTRACT CHANGES -- APPLICABLE TAX LAW

  We reserve the right to make changes in the Contract to the extent we deem it necessary to continue to qualify the Contract as an annuity. Any such changes will apply uniformly to all Contracts that are affected. You will be given advance written notice of such changes.

YOUR RIGHT TO CANCEL OR EXCHANGE YOUR CONTRACT

 CANCELING YOUR CONTRACT

  You may cancel your Contract within your Free Look Period, which is ten days after you receive your Contract. For purposes of administering our allocation and administrative rules, we deem this period to expire 15 days after the Contract is mailed to you. Some states may require a longer Free Look Period. If you decide to cancel, you may mail or deliver the Contract to our Customer Service Center. We will refund the greater of the premium paid or the Accumulation Value plus any charges we deducted; and the contract will be void as of the effective date of cancellation. We may require your premiums designated for investment in the Divisions of Account NY-B be allocated to the Specially Designated Division during the Free Look Period. Premiums designated for the Fixed Account will be allocated to a Fixed Allocation with the Guarantee Period you have chosen. If you do not choose to exercise your right to cancel during the Free Look Period, then at the end of the Free Look Period your money will be invested in the Divisions chosen by you, based on the index of investment experience next computed for each Division. See Facts About the Contract, Measurement of Investment Experience, Index of Experience and Unit Value.

EXCHANGING YOUR CONTRACT

  For information regarding Section 1035 Exchanges, see Federal Tax Considerations.

OTHER CONTRACT CHANGES

  You may change the Contract to another annuity plan subject to our rules at the time of the change.

GROUP OR SPONSORED ARRANGEMENTS

  For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer a reduced death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

  Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

  We will make these and any similar reductions according to our rules in effect when an application or enrollment form for a Contract is approved. We may change these rules from time to time. Any variation in the administrative charge will reflect differences in costs or services and will not be unfairly discriminatory.

SELLING THE CONTRACT

  DSI is also principal underwriter and distributor of the Contract as well as for any other Contracts issued through Account NY-B and any other separate accounts of First Golden and Golden American. We pay DSI for acting as principal underwriter under a distribution agreement. The offering of the Contract will be continuous.

  DSI has entered into and will continue to enter into sales agreements with broker-dealers to solicit for the sale of the Contract through registered representatives who are licensed to sell securities and variable insurance products including variable annuities. These agreements provide that applications for Contracts may be solicited by registered representatives of the broker-dealers appointed by First Golden to sell its variable life insurance and variable annuities. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities. The writing agent will receive commissions and expense allowances totaling up to 6.5% of any initial or additional premium payments made.

                            REGULATORY INFORMATION

VOTING RIGHTS

 ACCOUNT NY-B

  We will vote the shares of a Trust owned by Account NY-B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a trust in our own right, we may decide to do so.

  We determine the number of shares that you have in a Division by dividing the Contract's Accumulation Value in that Division by the net asset value of one share of the portfolio in which a Division invests. Fractional votes will be counted. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting.

  If we do not get your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that Division. We will also vote shares we hold in Account NY-B which are not attributable to Owners in the same proportion.

STATE REGULATION

  We are regulated and supervised by the Insurance Department of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved by the Insurance Department of the State of New York. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

  The Company and its parent, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Separate Account NY-B or the Company.

LEGAL MATTERS

  The legal validity of the Contract described in this prospectus has been passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of First Golden. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to Federal securities laws.

EXPERTS

  The audited financial statements of First Golden American Life Insurance Company of New York and Separate Account NY-B, appearing or incorporated by reference in this Prospectus, the Statement of Additional Information and the Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in this Prospectus, the Statement of Additional Information and the Registration Statement and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

  MORE INFORMATION ABOUT FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW
                                     YORK

SELECTED FINANCIAL DATA

  The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for First Golden should be read in conjunction with financial statements and notes thereto included in this Prospectus.

  On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a wholly owned subsidiary of ING Groep, N.V. ("ING") and a Delaware corporation, acquired all of the outstanding capital stock of First Golden's parent, Equitable of Iowa Companies, pursuant to a merger agreement. For financial statement purposes, the change in control of First Golden was accounted for as a purchase effective October 25, 1997. This merger results in a new basis of accounting reflecting estimated fair values of assets and liabilities at that date. As a result, the GAAP financial data presented below for the period subsequent to October 24, 1997, is presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

                                                   SELECTED GAAP BASIS
                                                     FINANCIAL DATA
                                                     (IN THOUSANDS)
                                          -------------------------------------
                                          POST-MERGER         PRE-MERGER
                                          ------------ ------------------------
                                                         FOR THE
                                            FOR THE      PERIOD      FOR THE
                                             PERIOD    JANUARY 1,     PERIOD
                                          OCTOBER 25,     1997      AUGUST 14,
                                          1997 THROUGH   THROUGH   1996 THROUGH
                                          DECEMBER 31, OCTOBER 24, DECEMBER 31,
                                              1997        1997         1996
                                          ------------ ----------- ------------
Annuity Product Charges..................   $     8       $  4       $   --
Net Income before Federal Income Tax.....   $    97       $953       $    65
Net Income...............................   $    63       $666       $    42
Total Assets.............................   $33,927        N/A       $24,976
Total Liabilities........................   $ 7,882        N/A       $    24
Total Stockholder's Equity...............   $26,095        N/A       $24,943

  The following selected financial data was prepared on the basis of statutory accounting practices ("SAP"), which have been prescribed by the Department of Insurance of the State of New York and the National Association of Insurance Commissioners. These practices differ in certain respects from GAAP. The selected financial data should be read in conjunction with the financial statements and notes thereto included in this Prospectus, which describe the differences between SAP and GAAP. See First Golden's Annual Report for more detail.

                                                              SELECTED STATUTORY
                                                                FINANCIAL DATA
                                                                (IN THOUSANDS)
                                                              ------------------
                                                                   FOR THE
                                                                  YEAR ENDED
                                                              DECEMBER 31, 1997
                                                              ------------------
Premiums and Annuity Considerations..........................      $ 2,514
Net Income (Loss) before Federal Income Tax..................      $   635
Net Income (Loss)............................................      $   439
Total Assets.................................................      $32,965
Total Liabilities............................................      $ 7,541
Total Capital and Surplus....................................      $25,424

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

This Management's Discussion and Analysis of Financial Condition and Results of Operations should be read in conjunction with the GAAP Basis Financial Statements and Notes to Financial Statements included herein.

First Golden, a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or the "Parent"), was incorporated on May 24, 1996. First Golden's primary purpose is to offer insurance products in the State of New York. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company in the states of New York and Delaware, respectively. First Golden is authorized to do business only in the states of New York and Delaware.

First Golden's primary business purpose is to offer variable insurance products ("Contracts"). First Golden Contracts are funded by Separate Account NY-B and were first offered to the public on March 25, 1997.

BUSINESS ENVIRONMENT. The current business and regulatory environment remains challenging for the insurance industry. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offer consumers many choices. However, overall demand for variable products remains strong for several reasons including: a strong stock market performance over the last 4 years; relatively low interest rates; an aging United States population that is increasingly concerned about retirement and estate planning, as well as maintaining their standard of living in retirement; potential reductions in government and employer-provided benefits at retirement as well as lower public confidence in the adequacy of those benefits.

RESULTS OF OPERATIONS

MERGER. On October 23, 1997, Equitable of Iowa Companies ("Equitable") shareholders approved the Agreement and Plan of Merger ("Merger Agreement") dated as of July 7, 1997, among Equitable, PFHI Holdings, Inc. ("PFHI"), and ING Groep, N.V. ("ING"). On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable pursuant to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American and their wholly owned subsidiaries. Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc., Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock plus the assumption of approximately $400 million in debt according to the Merger Agreement. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC").

For financial statement purposes, the change in control of the Company through the ING merger with EIC, was accounted for as a purchase effective October 25, 1997. This merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities at that date. As a result, the Company's financial statements for the period subsequent to October 24, 1997, are presented on the Post-Merger new basis of accounting, while the financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

The purchase price was allocated to the companies mentioned previously. Goodwill of $1.4 billion was established for the excess of the merger cost over the fair value of the assets and liabilities of EIC with $96,000 pushed down to the Company. The allocation of the purchase price to the Company was $25.9 million. The cost of the acquisition is preliminary as it relates to estimated expenses, and as a result, the allocation of the purchase price to the Company may change. Goodwill resulting from the merger is being amortized over 40 years on a straight-line basis. The carrying value will be reviewed periodically for any indication of impairment in value.

The following analysis combines the Post-Merger and Pre-Merger activity for 1997 in order to compare to the results of 1996. Such a comparison does not recognize the impact of the purchase accounting and goodwill amortization except for the period after October 24, 1997.

PREMIUMS. On March 25, 1997 and December 23, 1997, First Golden received policy approvals in New York and Delaware, respectively. The Company reported $7.3 million in variable annuity premiums during the year ending December 31, 1997.

Premiums, net of reinsurance, for variable products from two significant broker/dealers for the year ended December 31, 1997, totaled $6.9 million, or 94.5% of premiums. One of these distributors sold 59.4% of the Company's products in 1997. This distributor has indicated that it may discontinue the sales relationship by the end of 1998.

REVENUES. Product charges from variable annuities totaled $12,000 in 1997. Net investment income was $1,735,000 and $65,000 for the year ending December 31, 1997 and for the period December 17, 1996 through December 31, 1996, respectively.

EXPENSES. The Company reported total insurance benefits and expenses of $698,000 for the year ending December 31, 1997. Insurance benefits and expenses consisted of interest credited to account balances, commissions, general expenses, insurance taxes, amortization of deferred policy acquisition expenses, goodwill and present value of in force acquired, net of deferred policy acquisition costs. Interest credited to account values was $74,000 for the year ending December 31, 1997. For the year ending December 31, 1997, commissions, general expenses and insurance taxes were $312,000, $681,000 and $109,000, respectively.

The Company's deferred policy acquisition costs ("DPAC") was eliminated as of the merger date and an asset of $132,000 representing present value of in force acquired ("PVIF") was established for policies in force at the merger date. First Golden deferred $502,000 of expenses associated with the sale of variable annuity contracts for the year ending December 31, 1997. These acquisition costs are amortized in proportion to the expected gross profits. Amortization of deferred policy acquisition costs was $20,000 for the year ending December 31, 1997. The amortization of PVIF for the period October 25, 1997 through December 31, 1997 was $3,000. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the PVIF as of December 31, 1997 is $19,000 in 1998, $18,000 in 1999, $17,000
in 2000, $15,000 in 2001 and $13,000 in 2002. Certain expense estimates inherent in the cost of the merger may change resulting in changes of the allocation of the purchase price. If changes occur, the impact could result in changes to PVIF and the related amortization and deferred taxes. Actual amortization may vary based upon final purchase price allocation and changes in assumptions and experience.

Amortization of goodwill during the period from the merger date to December 31, 1997 totaled approximately $1,000. Goodwill is being amortized on a straight-line basis over 40 years and is expected to total approximately $2,400 annually.

NET INCOME. Net income was $729,000 and $42,000 for the year ending December 31, 1997 and the period December 17, 1996 through December 31, 1997, respectively.

FINANCIAL CONDITION

RATINGS. At December 31, 1997, the Company's ratings were at A+ by A.M. Best Company and AA+ by Duff Phelps Inc.

INVESTMENTS. First Golden's assets are invested in accordance with applicable laws. These laws govern the nature and the quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits subject to certain qualifications, in federal, state, and municipal obligations, corporate bonds, preferred or common stocks, real estate mortgages, real estate and certain other investments.

First Golden purchases investments in accordance with investment guidelines that take into account investment quality, liquidity and diversification, and invests primarily in investment grade securities. All of First Golden's assets except for variable separate account assets are available to meet its obligations under the Contracts.

All of the Company's investments are carried at fair value in the Company's financial statements. The increase in the carrying value of the Company's investment portfolio included changes in unrealized appreciation and depreciation of fixed maturity securities as well as a growth in the cost basis of these securities. Growth in the cost basis of the Company's investment portfolio resulted from the investment of premiums from the sale of the fixed account option of the Company's variable insurance products. The Company manages the growth of its insurance operations in order to maintain adequate capital ratios.

Fixed Maturity Securities: At December 31, 1997, the Company had fixed maturities with an amortized cost of $26.6 million and an estimated fair value of $26.7 million. The individual securities in the Company's fixed maturities portfolio (at amortized cost) include investment grade securities ($25.0 million or 94.0%), which include securities issued by the U.S. Government, agencies and corporations that are rated at least BBB- by Standard & Poor's Rating Services ("Standard & Poor's"), and below investment grade securities ($1.6 million or 6.0%), which are securities issued by corporations that are rated BB+ to BB- by Standard & Poor's.

The Company classifies 100% of its securities as available for sale. Net unrealized appreciation on fixed maturity securities of $151,000 was comprised of gross appreciation of $183,000 and gross depreciation of $32,000. Net unrealized holding losses on these securities, net of adjustments to DPAC and deferred income taxes, increased stockholder's equity by $96,000 at December 31, 1997.

At December 31, 1997, the amortized cost value of the Company's total investment in below investment grade securities was $1.6 million or 6.0% of the Company's investment portfolio. The Company intends to purchase additional below investment grade securities, but it does not expect the percentage of its portfolio invested in below investment grade securities to exceed 10% of its investment portfolio. At December 31, 1997, the yield at amortized cost on the Company's below investment grade portfolio was 7.86% compared to 6.60% for the Company's investment grade bond portfolio. The Company estimates the fair value of its below investment grade portfolio was $1.57 million or 98.0% of amortized cost value, at December 31, 1997.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are issuers of investment grade securities. The Company attempts to reduce the overall risk in its below investment grade portfolio, as in all of its investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Company analyzes its investment portfolio, including below investment grade securities, at least quarterly in order to determine if its ability to realize its carrying value on any investment has been impaired. For debt securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Company will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the security's new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Company's portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Company's net income in future periods.

During the year ended December 31, 1997, the amortized cost basis of the Company's fixed maturity portfolio was reduced by $269,000 as a result of scheduled principal repayments.

At December 31, 1997, no fixed maturity securities were deemed to have impairments in value that are other than temporary. The Company's investment portfolio had a combined yield at amortized cost of 6.57% at December 31, 1997.

OTHER ASSETS. DPAC represents certain deferred costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business subsequent to the merger. The Company's DPAC was eliminated as of the merger date and an asset of $132,000 representing PVIF was established for all policies in force at the merger date. PVIF is amortized into income in proportion to the expected gross profits of in force acquired in a manner similar to DPAC amortization. At December 31, 1997, PVIF and DPAC were $126,000 and $189,000, respectively.

Goodwill totaling $96,000, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Amortization of goodwill through December 31, 1997 was approximately $1,000.

At December 31, 1997, the Company had $4.9 million of separate account assets. At December 31, 1997, the Company had total assets of $33.9 million, an increase of 36% over total assets at December 31, 1996.

Liabilities. At December 31, 1997, future policy benefits of $2.5 million were established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest less mortality and administration charges. At December 31, 1997, the Company had $4.9 million of separate account liabilities.

The Company's total liabilities were $7.8 million at December 31, 1997. The increase from $25,000 at December 31, 1996 is primarily the result of an increase in future policy benefits and separate account liabilities. Liabilities will continue to show significant growth as the Company increases its sales of variable annuities.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of the Company are met by cash flow from investment income and premiums. The Company primarily uses funds for the payment of annuity benefits, commissions, operating expenses and the purchase of new investments. Additional sources of future cash flows will include maturities of fixed maturity investments.

First Golden's principal office is located in New York, New York, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a five year term.

On December 17, 1996, Golden American made capital contributions to First Golden of $25 million. Of this amount, $2.0 million represented 200,000 shares of common stock with a par value of $10.00 per share. The remaining $23.0 million was contributed as additional paid-in capital. First Golden believes it will be able to fund the capital required for projected new business primarily with existing capital and future capital contributions from its Parent. First Golden expects to continue to receive capital contributions from Golden American if necessary.

The Golden American board of directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or
(2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1997.

First Golden is required to maintain a minimum capital and surplus of not less than $4 million under the provisions of the insurance laws of the State of New York in which it became licensed to sell insurance products on January 2, 1997.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intention to declare a dividend and the amount of the dividend has been filed not less than thirty days in advance of the proposed declaration. The superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing should the superintendent find that the financial condition of the Company does not warrant the distribution.

The National Association of Insurance Commissioners' ("NAIC's") risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to identify inadequately capitalized insurance companies based upon the type and mixture of risks inherent in the Company's operations. The formula includes components for asset risk, liability risk, interest rate exposure and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate the Company has total adjusted capital which is above all required capital levels.

SEGMENT INFORMATION. First Golden's operations consist of one business segment, the sale of insurance products. First Golden is not dependent upon any single customer, however, two broker/dealers accounted for a significant portion of its sales volume in 1997. One of these distributors sold 59.4% of the Company's products in 1997. This Distributor has indicated that it may discontinue the sales relationship by the end of 1998. All premiums are generated from consumers in the states of New York and Delaware.

REINSURANCE. At December 31, 1997, First Golden had a reinsurance treaty with a reinsurer covering a significant portion of the mortality risks under its variable contracts with an unaffiliated reinsurer. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement.

YEAR 2000 PROJECT. Based on a study of its computer software and hardware, First Golden's parent, Golden American, has determined its exposure to the Year 2000 change of the century date issue. Management believes the Company's systems are or will be substantially compliant by the Year 2000, and Golden American has engaged external consultants to validate this assumption. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs to make the system compliant. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, Golden American will continue to contact significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statements contained herein or in any other oral or written statement by the Company or any of its officers, directors or employees is qualified by the fact that actual results of the Company may differ materially from such statement due to the following important factors, among other risks and uncertainties inherent in the Company's business:

  1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Company to sell its products, the market value of the Company's investments and the lapse rate of the Company's policies, notwithstanding product design features intended to enhance persistency of the Company's products.

  2. Changes in the federal income tax laws and regulations which may affect the relative tax advantages of the Company's products.

  3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Company's products.

  4. Increasing competition in the sale of the Company's products.

  5. Other factors affecting the performance of the Company, including, but not limited to, potential market conduct claims and other litigation, insurance industry insolvencies, investment performance of the underlying portfolios of the variable products, variable product design and sales volume by significant sellers of the Company's variable products.

OTHER INFORMATION

CERTAIN AGREEMENTS. On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. First Golden entered into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa ("Equitable Life"), for additional services. For the year ended December 31, 1997, First Golden incurred expenses of $24,000 and $29,000 under the agreements with Golden American and Equitable Life, respectively.

  First Golden also entered into an agreement with ELSI, under which ELSI performed investment advisory services. For the year ended December 31, 1997, First Golden incurred expenses of $62,000 under this agreement, which was terminated as of December 31, 1997.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. As of December 31, 1997, no such charges have been billed to DSI.

DISTRIBUTION AGREEMENT. First Golden has entered into agreements with DSI to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden. For the year ended December 31, 1997, commissions paid by First Golden to DSI aggregated $408,000.

EMPLOYEES. During 1996, Golden American provided the support necessary for the incorporation and licensing of First Golden. During 1997, First Golden had few direct employees due to its small size and will continue to receive support pursuant to various management services from DSI, Golden American and other affiliates as described above under "Certain Agreements." The cost of these services are allocated to First Golden.

Certain officers of First Golden are also officers of Golden American and DSI, and certain officers of First Golden are also officers of EIC, Equitable Life Insurance Company of Iowa and/or of Equitable of Iowa Securities Network, Inc. See "Directors and Executive Officers."

PROPERTIES. First Golden's principal office is located at 230 Park Avenue, Suite 966, New York, New York 10169, where certain of the Company's records are maintained. The 2,568 square feet of office space is leased for a 5 year term.

DIRECTORS AND EXECUTIVE OFFICERS

  NAME (AGE)              POSITIONS(S) WITH THE COMPANY
  ----------              -----------------------------
Barnett Chernow (48)      President and Director
Myles R. Tashman (55)     Executive Vice President, General Counsel, Secretary and Director
Keith T. Glover (47)      Executive Vice President
James R. McInnis (50)     Executive Vice President
Carol V. Coleman (48)     Director
Stephen J. Friedman (60)  Director
Frederick S. Hubbell      Director and Chairman
(47)
Bernard Levitt (72)       Director
Roger R. Martin (66)      Director
Andrew Kalinowski (53)    Director
David L. Jacobson (48)    Senior Vice President and Assistant Secretary
Stephen J. Preston (40)   Senior Vice President and Chief Actuary
Mary B. Wilkinson (41)    Senior Vice President and Treasurer (Chief Financial Officer)
Marilyn Talman (51)       Vice President, Associate Counsel and Assistant Secretary

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors are directors of insurance company subsidiaries of First Golden's parent, EIC.

The principal positions of First Golden's directors and senior executive officers for the past five years are listed below:

Mr. Barnett Chernow became President of First Golden American Life Insurance Company of New York ("First Golden") and Golden American in April, 1998. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. From 1977 through 1993, he held various positions with Reliance Insurance Companies and was Senior Vice President and Chief Financial Officer of United Pacific Life Insurance Company from 1984 through 1993. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman is Executive Vice President, General Counsel, Secretary and Director of First Golden. Since December, 1995, Mr. Tashman has also served as Executive Vice President of Golden American. From 1986 through 1993, he was Senior Vice President and General Counsel of United Pacific Life Insurance Company. He was elected to serve as a director of First Golden in June, 1996.

Mr. Keith T. Glover became Executive Vice President of First Golden and Golden American in February, 1998. From 1991 to 1998, Mr. Glover served as Executive Vice President of several First Golden affiliates: from 1996 to 1998, Southland Life Insurance Company; from 1995 to 1996, ING FSI North America; and from 1991 to 1994, Security Life of Denver. From 1994 to 1995, Mr. Glover served as President of ING Insurance Services - ING America Life, another First Golden affiliate.

Mr. James R. McInnis is Executive Vice President of First Golden since December, 1997. From 1982 through November, 1997, he was with the Endeavor Group and was President upon leaving.

Ms. Carol V. Coleman is a Director of First Golden, having been first appointed in December, 1997. She is a financial recruiter with Vantage Staffing since 1994. From 1991 through 1993, she was a consultant with Executive Edge. She also served as a Chair of the Board for Typa Youth Program Association from 1988 through 1990. Prior to that, she held various executive and board positions with banking institutions.

Mr. Stephen J. Friedman is a Director of First Golden, having been first appointed in June, 1996. Mr. Friedman is a partner of the law firm of Debevoise & Plimpton in New York, NY since 1993. From 1988 through 1993, he was Executive Vice President and General Counsel to Equitable Life Assurance Society of the United States.

Mr. Frederick S. Hubbell is a Director and Chairman of First Golden, having been appointed as a Director in December, 1997 and as Chairman in April, 1998. He also serves as a Director, since August, 1996, and Chairman, since September, 1996 of Golden American. He was appointed General Manager of ING Financial Services International, North America, in October, 1997, and President and Chief Executive Officer of the ING U.S. life and annuities companies in April, 1998. Mr. Hubbell served as Chairman, President and Chief Executive Officer of Equitable of Iowa from 1991 until October, 1997. He also has served as Chairman and President of Equitable Life Insurance Company of Iowa from 1987 until October, 1997.

Mr. Bernard Levitt is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in 1990, Mr. Levitt was a life insurance consultant with American Life Insurance Company or New York, since 1989.

Mr. Roger R. Martin is a Director of First Golden, having been first appointed in June, 1996. Until his retirement in July, 1995, Mr. Martin was a Vice President with Bear Sterns since 1984.

Mr. Andrew Kalinowski is a Director of First Golden, having been first appointed in June, 1996. Mr. Kalinowski is a Principal and the President of Upstate Special Risk Services, Incorporated since 1974. He is also a Principal, the Chief Marketing Officer and Vice President of LifeMark Securities Corporation since 1983, a Principal, Vice President and Secretary of LifeMark Associates, Incorporated since 1993, and a Principal and Director of LIFE Incorporated.

Mr. David L. Jacobson is Senior Vice President and Assistant Secretary of First Golden. Since November, 1993, Mr. Jacobson has also served as Senior Vice President and Assistant Secretary of Golden American. Since September, 1996, Mr. Jacobson has also served as Assistant Secretary of Equitable Life and as Vice President of Equitable of Iowa Securities Network, Inc. From April, 1974 through November, 1993, he held various positions with United Pacific Life Insurance Company and was Vice President upon leaving.

Mr. Stephen J. Preston is Senior Vice President and Chief Actuary of First Golden. Since December, 1993, Mr. Preston has served in an identical capacity with Golden American. From September, 1993 through November, 1993, he was Senior Vice President and Actuary for Mutual of America Insurance Company. From July, 1987 through August, 1993, he held various positions with United Pacific Life Insurance Company and was Vice President and Actuary upon leaving.

Ms. Mary Bea Wilkinson is Senior Vice President and Treasurer of First Golden. From November, 1993 through 1996, Ms. Wilkinson served as Senior Vice President, Assistant Secretary and Treasurer of Golden American. From August, 1993 through October, 1993, she was an Assistant Vice President with CIGNA Insurance Companies. From January, 1987 through July, 1993, she held various positions with United Pacific Life Insurance Company and was Vice President and Controller upon leaving.

Ms. Marilyn Talman is Vice President, Associate General Counsel and Assistant Secretary of First Golden. Since April, 1996, Ms. Talman has also served as Vice President, Associate General Counsel and Assistant Secretary for Golden American. Since September, 1996, Ms. Talman has also served as Assistant Secretary of Equitable Life Insurance Company of Iowa and as Vice President of Equitable of Iowa Securities Network, Inc. From March, 1992 through March, 1994, she held various positions with Rodney Square Management Corp. and was Vice President and General Counsel upon leaving.

COMPENSATION TABLES AND OTHER INFORMATION

The following sets forth information with respect to the Chief Executive Officer of First Golden as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 1997. Certain executive officers of First Golden are also officers of DSI and Golden American. The salaries of such individuals are allocated among First Golden, DSI and Golden American. Executive officers of First Golden are also officers of DSI and Golden American. The salaries of such individuals are allocated among First Golden, DSI and Golden American DSI pursuant to an arrangement among these companies.

EXECUTIVE COMPENSATION TABLE

The following table sets forth information with respect to the annual salary and bonus for First Golden Chief Executive Officer and the next five most highly compensated executive officers for the fiscal year ended December 31, 1997.

                                        ANNUAL               LONG-TERM
                                     COMPENSATION           COMPENSATION
                                  ------------------- ------------------------
                                                      RESTRICTED   SECURITIES
                                                         STOCK     UNDERLYING      ALL OTHER
NAME AND PRINCIPAL POSITION  YEAR  SALARY  BONUS(/1/) AWARDS(/2/) OPTIONS(/3/) COMPENSATION(/4/)
---------------------------  ---- -------- ---------- ----------- ------------ -----------------
Terry L. Kendall, ......     1997 $362,833  $ 80,365   $644,844      16,000         $10,000
President and Chief
Executive Officer
Barnett Chernow, .......     1997 $234,167  $ 31,859   $277,576       4,000         $ 5,000
Executive Vice President
Edward C. Wilson, ......     1997 $ 80,383  $137,700                  5,000
Executive Vice President
Myles R. Tashman, ......     1997 $181,417  $ 25,000   $165,512       5,000         $ 5,000
Executive Vice
President, General
Counsel and Secretary
Stephen J. Preston, ....     1997 $160,758  $ 16,470                  2,000
Senior Vice President
and Chief Actuary
Mary Bea Wilkenson,  ...     1997 $141,234  $ 14,466                  2,000
Senior Vice President

------------------
(1) The amount shown relates to bonuses paid in 1997.
(2) Restricted stock awards granted to executive officers vested on October 24, 1997 with the change in control of Equitable of Iowa.
(3) Awards comprised of qualified and non-qualified stock options. All options were granted with an exercise price equal to the then fair market value of the underlying stock. All options vested with the change of control of Equitable of Iowa and were cashed out for the difference between $68.00 and the exercise price.
(4) For 1997, this compensation includes payment to each named executive as perquisite payments which are classified as taxable income and are required to be applied to specific business expenses of the named executive.

OPTION GRANTS IN LAST FISCAL YEAR (1997)

On October 24, 1997, in conjunction with the acquisition of Equitable of Iowa, all outstanding options vested and were cashed out for the difference between $68.00 and the exercise price. The table below represents the options granted in 1997.

                                                                                 POTENTIAL
                                                                            REALIZABLE VALUE AT
                                                                              ASSUMED ANNUAL
                          NUMBER OF     % OF TOTAL                            RATES OF STOCK
                          SECURITIES     OPTIONS                            PRICE APPRECIATION
                          UNDERLYING    GRANTED TO                         FOR OPTION TERM(/4/)
                           OPTIONS      EMPLOYEES     EXERCISE  EXPIRATION ---------------------
NAME                     GRANTED(/1/) IN FISCAL YEAR PRICE(/2/) DATE(/3/)                10%
----                     ------------ -------------- ---------- ----------    5%     -----------
Terry L. Kendall........    16,000         5.26       $47.875   2/12/2007   $481,733  $1,220,807
Barnett Chernow.........     4,000         1.32       $47.875   2/12/2007   $120,433 $   305,202
Edward C. Wilson........     5,000         1.64       $47.875   2/12/2007   $150,542 $   381,502
Myles R. Tashman........     5,000         1.64       $47.875   2/12/2007   $150,542 $   381,502
Stephen J. Preston......     2,000         0.66       $47.875   2/12/2007  $  60,217 $   152,601
Mary Bea Wilkenson......     2,000         0.66       $47.875   2/12/2007  $  60,217 $   152,601

------------------
(1) Stock options granted on February 12, 1997 by Equitable of Iowa to the officers of Golden American had a five-year vesting period with 20% exercisable after 3rd year, an additional 30% after 4th year, and the final 50% after 5th year. The options vested with the change of control of Equitable of Iowa.
(2) The exercise price was equal to the fair market value of the Common Stock on the date of grant.
(3) Incentive Stock Options had a term of ten years. They were subject to earlier termination in certain events related to termination of employment.
(4) Total dollar gains based on indicated rates of appreciation of share price over a ten-year term.

Employee Directors of First Golden receive no additional compensation for serving as a director.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

  The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of the tax law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

  This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, FIRST GOLDEN MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

TAX STATUS OF FIRST GOLDEN

  First Golden is taxed as a life insurance company under the Code. Since the operations of Account NY-B are a part of, and are taxed with, the operations of First Golden, Account NY-B is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of Account NY-B are not taxed to First Golden to the extent they are applied under a Contract. First Golden does not anticipate that it will incur any federal income tax liability in Account NY-B attributable to Contract obligations, and therefore First Golden does not intend to make provision for any such taxes. If First Golden is taxed on investment income or capital gains of Account NY-B, then First Golden may impose a charge against Account NY-B, as appropriate, in order to make provision for such taxes.

TAXATION OF NON-QUALIFIED ANNUITIES

 TAX DEFERRAL DURING ACCUMULATION PERIOD

  Under existing provisions of the Code, except as described below, any increase in an Owner's Accumulation Value is generally not taxable to the Owner until amounts are received from the Contract, either in the form of annuity payments as contemplated by the Contract, or in some other form of distribution. However, this rule allowing deferral applies only if (1) the investments of Account NY-B are "adequately diversified" in accordance with Treasury Department regulations, (2) First Golden, rather than the Owner, is considered the owner of the assets of Account NY-B for federal income tax purposes, and (3) the Contract is owned by an individual (or is treated as owned by an individual). In addition to the foregoing, if the Contract's annuity commencement date occurs at a time when the Annuitant is at an advanced age, such as over age 85, it is possible that the Owner will be taxable currently on the annual increase in the Accumulation Value.

  Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Divisions of Account NY-B, are to be "adequately diversified." If a Division of Account NY-B failed to comply with these diversification standards, Contracts based on that segregated asset account would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the income on the contract (as defined in the tax law) beginning with the period of non-diversification. First Golden expects that the Divisions of Account NY-B will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

  Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Divisions of Account NY-B, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the

"IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts (of a segregated asset account) without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

  The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and the Accumulation Value, and may be able to transfer among investment options more frequently, than in such rulings. These differences could result in the Owner being treated as the owner of all or a portion of the assets of Account NY-B.

  Furthermore, under the Contract, the Owner may choose to invest in the Select Portfolios of Concert Series, which in turn invest in regulated investment companies which are available for investment to the general public ("fund of funds structure"). Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of such a fund of funds structure. Furthermore, in consideration of this structure, it is unknown what level of investment management must be exercised by the managers of the Portfolios of the Investment Options and what amount of investment diversification of these portfolios is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if the Owner is deemed to possess too much control over the assets of the Separate Account, the Contract would not be given tax-deferred treatment and therefore the earnings allocable to the Contract would be subject to federal income tax prior to receipt by the Owner.

  First Golden does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. First Golden therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of Account NY-B. However, there is no assurance that such efforts would be successful. Frequently, if the IRS or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the IRS or the Treasury Department were to issue regulations or a ruling which treated an Owner of this Contract as the owner of Account NY-B, that treatment might apply on a prospective basis. However, if the regulations or ruling were not considered to set forth a new position, an Owner might retroactively be determined to be the owner of the assets of Account NY-B.

  Non-Natural Owner. As a general rule, Contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for non-natural owners. First, Contracts will generally be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal Owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

  In addition, exceptions to the general rule for non-natural Owners will apply with respect to (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain Contracts issued in connection with qualified retirement plans, (3) certain Contracts purchased by employers upon the termination of certain qualified retirement plans, including certain Roth IRA Contracts, (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

  The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

 TAXATION OF PARTIAL WITHDRAWALS AND SURRENDERS

  In the case of a partial withdrawal prior to the annuity commencement date, amounts received generally are includible in income to the extent the Owner's Accumulation Value (determined without regard to any surrender charge, within the meaning of the tax law) before the surrender exceeds his or her "investment in the contract." In the case of a surrender of the Contract for the cash surrender value, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the premium payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to IRAs and other qualified retirement plans) less any amounts previously received from the Contract which were not includible in income.

  In the case of systematic partial withdrawals, the amount of each withdrawal will generally be taxed in the same manner as a partial withdrawal made prior to the annuity commencement date, as described above. However, there is some uncertainty regarding the tax treatment of systematic partial withdrawals, and it is possible that additional amounts may be includible in income.

  The Contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value. As described elsewhere in this prospectus, First Golden imposes certain charges with respect to the death benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial withdrawal from the Contract.

 TAXATION OF ANNUITY PAYMENTS

  Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the fixed annuity payment by (2) the ratio of the "investment in the contract" (defined above), adjusted for any period certain or refund feature, allocated to the fixed annuity option to the total expected amount of fixed annuity payments for the period of the Contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount for each variable annuity payment is a specified dollar amount equal to the investment in the contract allocated to the variable annuity option when payments begin divided by the number of variable payments expected to be made (determined by Treasury Department regulations).

  Once the total amount of the investment in the contract is excluded using these formulas, annuity payments will be fully taxable. If annuity payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the Annuitant or Beneficiary (depending upon the circumstances).

 TAXATION OF DEATH BENEFIT PROCEEDS

  Prior to the annuity commencement date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a surrender, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the annuity commencement date, where a guaranteed period exists under an annuity option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

  If certain amounts become payable in a lump sum from a Contract, such as the death benefit, it is possible that such amounts might be viewed as constructively received and thus subject to tax, even though not actually received. A lump sum will not be constructively received if it is applied under an annuity option within 60 days after the date on which it becomes payable. (Any annuity option selected must comply with applicable mimimum distribution requirements imposed by the Code.)

 ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS

  Other than in the case of Contracts issued as IRAs or in connection with certain other qualified retirement plans (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) of any portion of the value of the Contract is treated for federal income tax purposes as a partial withdrawal of such amount or portion. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between the cash surrender value (within the meaning of the tax law) and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

 SECTION 1035 EXCHANGES

  Code section 1035 provides that no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract, provided that no cash or other property is received in the exchange transaction. Special rules and procedures apply in order for an exchange to meet the requirements of section 1035. Also, there are additional tax considerations involved when the contracts are issued in connection with qualified retirement plans. Prospective Owners of this Contract should consult a tax advisor before entering into a section 1035 exchange (with respect to non-qualified annuity contracts) or a trustee-to-trustee transfer or rollover (with respect to qualified annuity contracts).

 PENALTY TAX ON PREMATURE DISTRIBUTIONS

  Where a Contract has not been issued as an IRA or in connection with another qualified retirement plan, there generally is a 10% penalty tax on the taxable amount of any payment from the Contract unless the payment is: (a) received on or after the Owner reaches age 59 1/2; (b) attributable to the Owner's becoming disabled (as defined in the tax law); (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law), or (e) made under a Contract purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

  In the case of systematic partial withdrawals, it is unclear whether such withdrawals will qualify for exception (d) above. (For reporting purposes, we currently treat such withdrawals as if they do not qualify for this exception). In addition, if withdrawals are of interest amounts only, as is the case with systematic partial withdrawals from a Fixed Allocation, exception (d) will not apply.

 AGGREGATION OF CONTRACTS

  In certain circumstances, the amount of an annuity payment, withdrawal or surrender from a Contract that is includible in income is determined by combining some or all of the annuity contracts owned by an individual not issued in connection with qualified retirement plans. For example, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals and surrenders prior to the annuity commencement date) is includible in income. In addition, if a person purchases a Contract offered by this prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. The effects of such aggregation are not clear; however, it could affect the time when income is taxable and the amount which might be subject to the 10% penalty tax described above.

IRA CONTRACTS AND OTHER QUALIFIED RETIREMENT PLANS IN GENERAL

  In addition to issuing the Contracts as non-qualified annuities, First Golden also currently issues the Contracts as IRAs. (As indicated above in this prospectus, IRAs are referred to as "qualified plans.") First Golden may also issue the Contracts in connection with certain other types of qualified retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the owners under IRAs and other qualified retirement plans and to the contracts used in connection with such plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. For example, for both surrenders and annuity payments under certain contracts issued in connection with qualified retirement plans, there may be no "investment in the contract" and the total amount received may be taxable. Also, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. Therefore, no attempt is made to provide more than general information about the use of Contracts with the various types of qualified retirement plans. A qualified tax advisor should be consulted before purchase of a Contract in connection with a qualified retirement plan.

  When issued in connection with a qualified retirement plan, a Contract will be amended as necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, First Golden is not bound by terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Contract, unless First Golden consents.

INDIVIDUAL RETIREMENT ANNUITIES

  As indicated above, First Golden currently issues the Contract as an IRA. If the Contract is used for this purpose, the Owner must be the Annuitant.

  Premium Payments. Both the premium payments that may be paid, and the tax deduction that an individual may claim for such premium payments, are limited under an IRA. In general, the premium payments that may be made for an IRA for any year are limited to the lesser of $2,000 or 100% of the individual's earned income for the year. Also, with respect to an individual who has less income than his or her spouse, premium payments may be made by that individual to an IRA to the extent of the lesser of (1) $2,000, or (2) the sum of (i) the compensation includible in the gross income of the individual's spouse for the taxable year and (ii) the compensation includible in the gross income of the individual's spouse for the taxable year reduced by the amount allowed as a deduction for IRA contributions to such spouse. An excise tax is imposed on IRA contributions that exceed the law's limits.

  The deductible amount of the premium payments made for an IRA for any taxable year (including a contract for a noncompensated spouse) is limited to the amount of premium payments that may be paid for the contract for that year, or a lesser amount where the individual or his or her spouse is an active participant in certain qualified retirement plans. A single person who is an active participant in a qualified retirement plan (including a qualified pension, profit-sharing, or annuity plan, a simplified employee pension plan, or a "section 403(b)" annuity plan, as discussed below) and who has adjusted gross income in excess of $35,000 may not deduct premium payments, and such a person with adjusted gross income between $25,000 and $35,000 may deduct only a portion of such payments. Also, married persons who file a joint return, one of whom is an active participant in a qualified retirement plan, and who have adjusted gross income in excess of $50,000 may not deduct premium payments, and those with adjusted gross income between $40,000 and $50,000 may deduct only a portion of such payments. Married persons filing separately may not deduct premium payments if either the taxpayer or the taxpayer's spouse is an active participant in a qualified retirement plan.

  In applying these and other rules applicable to an IRA, all individual retirement accounts and IRAs owned by an individual are treated as one contract, and all amounts distributed during any taxable year are treated as one distribution.

  Tax Deferral During Accumulation Period. Until distributions are made from an IRA, increases in the Accumulation Value of the Contract are not taxed.

  IRAs and individual retirement accounts (that may invest in this Contract) generally may not invest in life insurance contracts, but an annuity contract that is issued as an IRA (or that is purchased by an individual retirement account) may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value. It is possible that an enhanced death benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not be viewed as satisfying the requirements of an IRA and would not be a permissible investment for an individual retirement account.

  Taxation of Distributions and Rollovers. If all premium payments made to an IRA were deductible, all amounts distributed from the Contract are included in the recipient's income when distributed. However, if nondeductible premium payments were made to an IRA (within the limits allowed by the tax laws), a portion of each distribution from the Contract typically is includible in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or surrender is taxed as described above in connection with such a distribution from a non-qualified contract, treating as the investment in the contract the sum of the nondeductible premium payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also, in such a case, any amount distributed upon a partial withdrawal is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn generally equals the distribution multiplied by the ratio of the investment in the contract to the Accumulation Value.

  In any event, subject to the direct rollover and mandatory withholding requirements (discussed below), amounts may be "rolled over" from certain qualified retirement plans to an IRA (or from one IRA or individual retirement account to an IRA) without incurring current income tax if certain conditions are met. Only certain types of distributions to eligible individuals from qualified retirement plans, individual retirement accounts, and IRAs may be rolled over.

  Penalty Taxes. Subject to certain exceptions, a penalty tax is imposed on distributions from an IRA equal to 10% of the amount of the distribution includible in income. (Amounts rolled over from an IRA generally are excludable from income.) The exceptions provide, however, that this penalty tax does not apply to distributions made to the Owner (1) on or after age 59 1/2, (2) on or after death or because of disability (as defined in the tax law), or (3) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her beneficiary (as defined in the tax law). In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50% of the amount by which a minimum required distribution exceeds the actual distribution from an IRA. Under this requirement, distributions of minimum amounts from an IRA as specified in the tax law must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2.

 OTHER TYPES OF QUALIFIED RETIREMENT PLANS

  The following sections describe tax considerations of Contracts used in connection with various types of qualified retirement plans other than IRAs. First Golden does not currently offer all of the types of qualified retirement plans described and may not offer them in the future. Prospective purchasers of Contracts for use in connection with such qualified retirement plans should therefore contact First Golden's Customer Service Center to ascertain the availability of the Contract for qualified retirement plans at any given time.

  Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the Contract's enhanced death benefit for purposes of certain tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

  SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's enhanced death benefit for purposes of certain tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with a SIMPLE retirement account should seek competent advice.

  ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAs). First Golden currently issues the Contract as a Roth IRA under Section 408A of the Code. If the contract is used for this purpose, the Owner must be the Annuitant.

  Premium Payments. All premium payments to a Roth IRA are limited and are non-deductible. In general, premium payments to a Roth IRA in a taxable year are limited to the lesser of $2,000 or 100% of an individual's earned income less any contributions made to other IRAs, including both Roth and non Roth IRAs, but excluding any rollover contributions to IRAs. Subject to coordinated IRA contribution limits, contributions to a Roth IRA for an individual and a spouse cannot exceed $4,000 or 100% of the individual's and spouse's earned income, if less. The maximum contribution can be made if either of the following applies: (a) for joint tax filers, their adjusted gross income is $150,000 or less, or (b) for individual tax filers, their adjusted gross income is $95,000 or less. For amounts over these adjusted gross incomes, the contribution limit is reduced as follows: (a) for a joint tax filer, the maximum is reduced by 20% of the excess adjusted gross income over $150,000 (no contributions over $160,000); (b) for an individual tax filer, the maximum is reduced by 13.3% of the excess adjusted gross income over $95,000 (no contributions over $110,000).

  Conversions of Non-Roth IRA to a Roth IRA. A Roth IRA may be purchased with amounts received as a qualified rollover ("Rollover Roth IRA") if the following conditions are met: (a) when a rollover is from a non-Roth IRA, the taxpayer must not be a married individual filing separately and the taxpayer's adjusted gross income must not exceed $100,000; (b) rollovers must be made within 60 days of receipt by the taxpayer; (c) minimum distributions from a non-Roth IRA cannot be contributed to a Rollover Roth IRA; (d) an asset received in a distribution may be sold and the proceeds put in a Rollover Roth IRA; (e) all or part of a non-Roth IRA may be contributed to a Rollover Roth IRA except an inherited IRA or a SIMPLE IRA; (f) a rollover contribution must be designated in writing as such by the Owner at the time the rollover contribution must be designated in writing as such by the Owner at the time the rollover is made. Any distribution from a non-Roth IRA made within 60 days to a Roth IRA is taxable in the year of the distribution. For rollovers or conversions completed in 1998, taxable income due to the distribution may be included evenly over 1998-2001 tax years.

  Rollovers from a Roth IRA to a Roth IRA. A rollover from a Roth IRA to a Roth IRA may be accomplished if the following conditions are met: (a) the rollover must be a direct rollover for the five year holding period of the original Roth IRA to be preserved; (b) the rollover may be made for all or a portion of the Roth IRA; (c) a rollover contribution must be designated as such in writing at the time the rollover is made.

  Taxation of Roth IRA Distributions. A distribution from a Roth IRA is not subject to income tax or to the additional 10% penalty tax on premature distributions if it is a "qualified distribution." A qualified distribution is any payment or distribution from a Roth IRA which is made: (a) following the end of the fifth taxable period (year) after a contribution or rollover is made to a Roth IRA, and (b) on or after the Owner attains age 59 1/2, or made to a beneficiary on or after the Owner's death, or as a result of the Owner becoming disabled, or qualified first-time home buyer distribution (subject to a $10,000 lifetime limit). Distributions not meeting these definitions are "non-qualified distributions." Non-qualified distribution are treated as being made from contributions to a Roth IRA to the extent the distribution, when added to all previous distributions from a Roth IRA, does not exceed the sum of contributions to a Roth IRA. A non-qualified distribution in excess of the sum of contributions is subject to ordinary income tax in the year a distribution is made. Such taxable distribution is also subject to a 10% penalty tax unless the distribution is made under certain limited circumstances.

  Roth IRAs are not subject to required distributions at age 70 1/2.

  Corporate and Self-Employed ("H.R. 10" or "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

  Section 403(b) Annuity Contracts. Section 403(b) of the Code permits public school employees, employees of certain types of charitable, educational and scientific organizations exempt from tax under section 501(c)(3) of the Code, and employees of certain types of State educational organizations specified in section 170(b)(l)(A)(ii), to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from gross income for federal income tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Annuity Contract" should seek competent advice as to eligibility, limitations on permissible amounts of premium payments and other tax consequences associated with such contracts. In particular, purchasers and their advisors should consider that this Contract provides a death benefit that in certain circumstances may exceed the greater of the premium payments and the Accumulation Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to employees. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Annuity Contract. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her
Section 403(b) Annuity Contract.

  Section 403(b) Annuity Contracts contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled (within the meaning of the tax law), or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent First Golden is directed to transfer some or all of the Accumulation Value as a tax-free direct transfer to the issuer of another Section 403(b) Annuity Contract or into a section 403(b)(7) custodial account subject to withdrawal restrictions which are at least as stringent.)

  Eligible Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current federal income taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

 DIRECT ROLLOVERS AND FEDERAL INCOME TAX WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS."

  In the case of an annuity contract used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or that is a Section 403(b) Annuity Contract, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is the taxable portion of any distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, or Section 403(b) Annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made not less frequently than annually for the life (or life expectancy) of the employee, or for the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary (within the meaning of the tax law), or for a specified period of 10 years or more).

  Under these new requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the taxpayer cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply to that portion of the eligible rollover distribution which, instead of receiving, the taxpayer elects to have directly transferred to certain eligible retirement plans (such as to this Contract when issued as an IRA).

  If this Contract is issued in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a
Section 403(b) Annuity Contract, then, prior to receiving an eligible rollover distribution, the Owner will receive a notice (from the plan administrator or First Golden) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

  First Golden will withhold and remit to the federal government a part of the taxable portion of each distribution made under the Contract unless the distributee notifies First Golden at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, First Golden may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the annuity commencement date) is 10%. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997 WITH REPORT OF INDEPENDENT AUDITORS

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

CONTENTS

                                                                            PAGE
                                                                            ----
Report of Independent Auditors.............................................  62
Audited Financial Statements
  Balance Sheets...........................................................  63
  Statements of Income.....................................................  64
  Statements of Changes in Stockholder's Equity............................  65
  Statements of Cash Flows.................................................  66
  Notes to Financial Statements............................................  67

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
First Golden American Life Insurance Company of New York

We have audited the accompanying balance sheets of First Golden American Life Insurance Company of New York as of December 31, 1997 and 1996 and the related statements of income, changes in stockholder's equity, and cash flows for the periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, and December 17, 1996 (commencement of operations) through December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Golden American Life Insurance Company of New York at December 31, 1997 and 1996, and the results of its operations and its cash flows for the Periods from October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997, and December 17, 1996 through December 31, 1996, in conformity with generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Des Moines, Iowa
February 12, 1998

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEETS

                               DECEMBER 31, 1997

                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                                               POST-MERGER       PRE-MERGER
                                                                                            ----------------- -----------------
                                                                                            DECEMBER 31, 1997 DECEMBER 31, 1996
                                                                                            ----------------- -----------------
ASSETS
Investments:
 Fixed maturities, available for sale, at fair value (cost:
  1997--$26,570, 1996--$24,373)............................................................      $26,721           $24,220
 Short-term investments....................................................................          799               350
                                                                                                 -------           -------
Total investments..........................................................................       27,520            24,570
Cash and cash equivalents..................................................................          621                 5
Accrued investment income..................................................................          376               338
Deferred policy acquisition costs..........................................................          189                --
Present value of in force acquired.........................................................          126                --
Current income taxes recoverable...........................................................           63                --
Deferred income tax asset..................................................................           --                54
Property and equipment, less allowances for depreciation of $3 in 1997.....................           57                --
Goodwill, less accumulated amortization of $1 in 1997......................................           95                --
Other assets...............................................................................            2                --
Separate account assets....................................................................        4,878                --
                                                                                                 -------           -------
Total assets...............................................................................      $33,927           $24,967
                                                                                                 =======           =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
  Annuity products.........................................................................      $ 2,506                --
Deferred income tax liability..............................................................          247                --
Due to affiliates..........................................................................           61                --
Other liabilities..........................................................................          140           $     1
Income taxes payable.......................................................................           --                23
Separate account liabilities...............................................................        4,878                --
Commitments and contingencies
STOCKHOLDER'S EQUITY
 Preferred stock, par value $5,000 per share, authorized 6,000 shares......................           --                --
 Common stock, par value $10 per share, authorized, issued and outstanding 200,000 shares..        2,000             2,000
 Additional paid-in capital................................................................       23,936            23,000
 Unrealized appreciation (depreciation) of fixed maturities................................           96               (99)
 Retained earnings.........................................................................           63                42
                                                                                                 -------           -------
Total stockholder's equity.................................................................       26,095            24,943
                                                                                                 -------           -------
Total liabilities and stockholder's equity.................................................      $33,927           $24,967
--------------------------------------------------
                                                                                                 =======           =======

                            See accompanying notes.

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                              STATEMENTS OF INCOME

                               DECEMBER 31, 1997

                             (DOLLARS IN THOUSANDS)

                                                                                   POST-MERGER            PRE-MERGER
                                                                                  -------------- -----------------------------
                                                                                  FOR THE PERIOD FOR THE PERIOD FOR THE PERIOD
                                                                                   OCTOBER 25,     JANUARY 1,    DECEMBER 17,
                                                                                       1997           1997          1996*
                                                                                     THROUGH        THROUGH        THROUGH
                                                                                   DECEMBER 31,   OCTOBER 24,    DECEMBER 31,
                                                                                       1997           1997           1996
                                                                                  -------------- -------------- --------------
REVENUES
 Annuity product charges.........................................................     $   8          $    4           --
 Net investment income...........................................................       286           1,449          $65
 Realized gains on investments...................................................         1              --           --
                                                                                      -----          ------          ---
                                                                                        295           1,453           65
Insurance benefits and expenses:
 Annuity benefits:
  Interest credited to account balances..........................................        26              48           --
 Underwriting, acquisition and insurance expenses:
  Commissions....................................................................        45             267           --
  General expenses...............................................................       220             461           --
  Insurance taxes................................................................        94              15           --
  Policy acquisition costs deferred..............................................      (204)           (298)          --
  Amortization:
   Deferred policy acquisition costs.............................................        13               7           --
   Present value of in force acquired............................................         3              --           --
   Goodwill......................................................................         1              --           --
                                                                                      -----          ------          ---
                                                                                        198             500           --
                                                                                      -----          ------          ---
Income before income taxes.......................................................        97             953           65
Income taxes.....................................................................        34             287           23
                                                                                      -----          ------          ---
Net income.......................................................................     $  63          $  666          $42
--------------------------------------------------
                                                                                      =====          ======          ===

--------
*Commencement of operations on December 17, 1996.


                            See accompanying notes.

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                               DECEMBER 31, 1997

                             (DOLLARS IN THOUSANDS)

                                           NET UNREALIZED
                                            APPRECIATION
                                ADDITIONAL (DEPRECIATION)              TOTAL
                         COMMON  PAID-IN      OF FIXED    RETAINED STOCKHOLDER'S
                         STOCK   CAPITAL     MATURITIES   EARNINGS    EQUITY
                         ------ ---------- -------------- -------- -------------
                                               PRE-MERGER
                         -------------------------------------------------------
Capitalization of
 Company by issuance of
 common stock and
 contribution of paid-in
 capital*............... $2,000  $23,000          --          --      $25,000
 Net income.............     --       --          --        $ 42           42
 Unrealized depreciation
  of fixed maturities...     --       --       $ (99)         --          (99)
                         ------  -------       -----        ----      -------
Balance at December 31,
 1996...................  2,000   23,000         (99)         42       24,943
 Net income.............     --       --          --         666          666
 Unrealized depreciation
  of fixed maturities...     --       --        (130)         --         (130)
                         ------  -------       -----        ----      -------
Balance at October 24,
 1997................... $2,000  $23,000       $(229)       $708      $25,479
                         ======  =======       =====        ====      =======
                                               POST-MERGER
                         -------------------------------------------------------
Balance at October 25,
 1997................... $2,000  $23,936          --          --      $25,936
 Net income.............     --       --          --        $ 63           63
 Unrealized appreciation
  of fixed maturities...     --       --       $  96          --           96
                         ------  -------       -----        ----      -------
Balance at December 31,
 1997................... $2,000  $23,936       $  96        $ 63      $26,095
                         ======  =======       =====        ====      =======

--------
*Commencement of operations on December 17, 1996.


                            See accompanying notes.

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS

                               DECEMBER 31, 1997

                             (DOLLARS IN THOUSANDS)

                                   POST-MERGER            PRE-MERGER
                                  -------------- -----------------------------
                                  FOR THE PERIOD FOR THE PERIOD FOR THE PERIOD
                                   OCTOBER 25,     JANUARY 1,    DECEMBER 17,
                                       1997           1997          1996*
                                     THROUGH        THROUGH        THROUGH
                                   DECEMBER 31,   OCTOBER 24,    DECEMBER 31,
                                       1997           1997           1996
                                  -------------- -------------- --------------
OPERATING ACTIVITIES
Net income.......................    $    63         $  666        $     42
Adjustments to reconcile net
 income to net cash provided by
 (used in) operations:
 Adjustments related to annuity
  products:
  Interest credited to account
   balances......................         26             48              --
  Charges for mortality and
   administration................         --             (1)             --
 Decrease (increase) in accrued
  investment income..............         35            (73)            (58)
 Policy acquisition costs
  deferred.......................       (204)          (298)             --
 Amortization of deferred policy
  acquisition costs..............         13              7              --
 Amortization of present value of
  in force acquired..............          3             --              --
 Net amortization of discount on
  short-term investments.........         --             --              (7)
 Change in other assets, other
  liabilities and accrued income
  taxes..........................       (625)           739              24
 Provision for depreciation and
  amortization...................         12             17              --
 Provision for deferred income
  taxes..........................         98             26              --
 Realized gains on investments...         (1)            --              --
                                     -------         ------        --------
Net cash provided by (used in)
 operating activities............       (580)         1,131               1
INVESTING ACTIVITIES
Sale, maturity or repayment of
 investments:
 Fixed maturities--available for
  sale...........................        556            226              --
 Short-term investments..........         --             --          25,255
                                     -------         ------        --------
                                         556            226          25,255
Acquisition of investments:
 Fixed maturities--available for
  sale...........................     (2,635)            --         (24,653)
 Short-term investments..........        (59)          (390)        (25,598)
                                     -------         ------        --------
                                      (2,694)          (390)        (50,251)
Purchase of property and
 equipment.......................         (2)           (64)             --
                                     -------         ------        --------
Net cash used in investing
 activities......................     (2,140)          (228)        (24,996)
                                     =======         ======        ========
FINANCING ACTIVITIES
Capitalization of Company by
 issuance of common stock and
 contribution of paid-in
 capital.........................         --             --          25,000
Receipts from investment
 contracts credited to
 policyholder account balances...        354          2,160              --
Return of policyholder account
 balances on investment
 contracts.......................         (8)           (15)             --
Net reallocations to Separate
 Account.........................        (20)           (38)             --
                                     -------         ------        --------
Net cash provided by financing
 activities......................        326          2,107          25,000
                                     -------         ------        --------
Increase (decrease) in cash and
 cash equivalents................     (2,394)         3,010               5
Cash and cash equivalents at
 beginning of period.............      3,015              5              --
                                     -------         ------        --------
Cash and cash equivalents at end
 of period.......................    $   621         $3,015        $      5
                                     =======         ======        ========
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Cash paid during the period for
 income taxes....................         --         $  283              --

---------------------
*Commencement of operations on December 17, 1996.
                            See accompanying notes.

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

Organization

  First Golden American Life Insurance Company of New York ("First Golden" or the "Company"), a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American" or the "Parent"), was incorporated on May 24, 1996. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. On December 17, 1996, Golden American provided capitalization in the amount of $25,000,000 to First Golden. First Golden commenced investment operations on December 17, 1996. On January 2, 1997 and December 23, 1997, First Golden became licensed as a life insurance company under the laws of the states of New York and Delaware, respectively. First Golden received policy approvals on March 25, 1997 and December 23, 1997 in New York and Delaware, respectively. See Note 7 for further information regarding related party transactions.

  On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") pursuant to the terms of the Agreement and Plan of Merger ("Merger Agreement") among Equitable, PFHI, and ING Groep, N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation. Refer to Note 5 for additional information regarding the merger.

  For financial statement purposes, the merger was accounted for as a purchase effective October 25, 1997. The merger resulted in a new basis of accounting reflecting estimated fair values of assets and liabilities. As a result, the Company's financial statements for the period subsequent to October 24, 1997 are presented on the Post-Merger new basis of accounting, and financial statements for October 24, 1997 and prior periods are presented on the Pre-Merger historical cost basis of accounting.

Investments

  The Company accounts for its investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturity securities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity after adjustment for related changes in deferred policy acquisition costs ("DPAC"), present value of in force acquired ("PVIF"), policy reserves and deferred income taxes. At December 31, 1997 and 1996, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date.

  Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

  Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Fair Values

  Estimated fair values, as reported herein, of publicly traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997

liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Cash and Cash Equivalents

  For purposes of the statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

Deferred Policy Acquisition Costs

  Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. Acquisition costs for variable annuity products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

Present Value of In Force Acquired

  As the result of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from the existing insurance contracts. This allocated cost represents the PVIF which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate by the purchaser. Amortization of PVIF is charged to expense in proportion to expected gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. PVIF is adjusted to reflect the pro forma impact of unrealized gains (losses) on available for sale fixed maturities. See Note 5 for additional information on PVIF resulting from the merger.

Property and Equipment

  Property and equipment include leasehold improvements and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

Goodwill

  Goodwill was established as a result of the merger discussed previously and is being amortized over 40 years on a straight-line basis. See Note 5 for additional information on the merger.

Future Policy Benefits

  Future policy benefits for the fixed interest division of the variable products are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 5.60% to 7.50% during 1997.

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997


Separate Account

  Assets and liabilities of the separate account reported in the accompanying balance sheets represent funds that are separately administered principally for variable annuity contracts. Contractholders, rather than the Company, bear the investment risk for variable products. At the direction of the Contractholders, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets applicable to variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

  Variable separate account assets carried at fair value of the underlying investments generally represent Contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Income.

  Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration and surrender charges.

Deferred Income Taxes

  Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

Dividend Restrictions

  Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder unless a notice of its intention to declare a dividend and the amount of the dividend has been filed not less than thirty days in advance of the proposed declaration. The superintendent may disapprove the distribution by giving written notice to the Company within thirty days after the filing should the superintendent find that the financial condition of the Company does not warrant the distribution.

Use of Estimates

  The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and present value of in force acquired, (4) fair values of assets and liabilities recorded as a result of acquisition transactions, (5) asset valuation allowances, (6) deferred tax benefits (liabilities) and (7) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997

estimated. Estimates and assumptions regarding all of the preceding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

Reclassification

  Certain amounts in the 1996 financial statements have been reclassified to conform to the 1997 financial statement presentation.

2. BASIS OF FINANCIAL REPORTING
  The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for the fixed interest divisions of the variable products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable), present value of in force acquired and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the Statement of Income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) revenues for variable annuity products consist of policy administration charges and surrender charges assessed rather than premiums received; and (10) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997


  A reconciliation of net income and stockholder's equity as reported to regulatory authorities under statutory accounting principles to equivalent amounts reported under generally accepted accounting principles is as follows:

                                                                             POST-MERGER     PRE-MERGER       POST-MERGER
                                                                            -------------- -------------- --------------------
                                                                                      NET INCOME          STOCKHOLDER'S EQUITY
                                                                            ----------------------------- --------------------
                                                                            FOR THE PERIOD FOR THE PERIOD
                                                                             OCTOBER 25,     JANUARY 1,
                                                                                 1997           1997
                                                                               THROUGH        THROUGH
                                                                             DECEMBER 31,   OCTOBER 24,
                                                                                 1997           1997       DECEMBER 31, 1997
                                                                            -------------- -------------- --------------------
                                                                                          (DOLLARS IN THOUSANDS)
   As reported under statutory accounting principles.......................     $(142)          $581            $25,424
   Asset valuation reserve.................................................       --             --                  54
   Future policy benefits..................................................       115           (179)               (61)
   Unrealized appreciation (depreciation) of fixed maturities at fair
    value..................................................................       --             --                 151
   Change in investment basis as result of merger..........................        (1)           --                 357
   Deferred policy acquisition costs.......................................       191            291                189
   Present value of in force acquired......................................        (3)           --                 126
   Goodwill................................................................        (1)           --                  95
   Deferred income taxes...................................................       (98)           (26)              (247)
   Other...................................................................         2             (1)                 7
                                                                                -----           ----            -------
   As reported herein......................................................     $  63           $666            $26,095
                                                                                ====           =====            =======

3. INVESTMENT OPERATIONS

Investment Results

  Major categories of net investment income are summarized below:

                                                                                   POST-MERGER            PRE-MERGER
                                                                                  -------------- -----------------------------
                                                                                  FOR THE PERIOD FOR THE PERIOD FOR THE PERIOD
                                                                                   OCTOBER 25,     JANUARY 1,    DECEMBER 17,
                                                                                       1997           1997           1996
                                                                                     THROUGH        THROUGH        THROUGH
                                                                                   DECEMBER 31,   OCTOBER 24,    DECEMBER 31,
                                                                                       1997           1997           1996
                                                                                  -------------- -------------- --------------
                                                                                             (DOLLARS IN THOUSANDS)
   Fixed maturities..............................................................      $294          $1,449          $57
   Short-term investments........................................................        13              30            9
   Other, net....................................................................       --                2          --
                                                                                       ----          ------          ---
   Gross investment income.......................................................       307           1,481           66
   Less investment expenses......................................................       (21)            (32)          (1)
                                                                                       ----          ------          ---
   Net investment income.........................................................      $286          $1,449          $65


  For the period October 25, 1997 through December 31, 1997 realized gains of $1,000 were recognized from the fixed maturities designated as available for sale. No other realized gains or losses were recognized during the year.

  The change in unrealized appreciation (depreciation) on fixed maturities designated as available for sale at fair value for the period October 25, 1997 through December 31, 1997, the period January 1, 1997 through October 24, 1997 and the period December 17, 1996 through December 31, 1996 were $151,000, $363,000 and ($153,000), respectively.

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997


  At December 31, 1997 and December 31, 1996, amortized cost, gross unrealized gains and losses and estimated fair values of the Company's fixed maturity securities, all of which are designated as available for sale, are as follows:

                                                    POST-MERGER
                                     -----------------------------------------
                                                 GROSS      GROSS    ESTIMATED
                                     AMORTIZED UNREALIZED UNREALIZED   FAIR
                                       COST      GAINS      LOSSES     VALUE
                                     --------- ---------- ---------- ---------
                                              (DOLLARS IN THOUSANDS)
   DECEMBER 31, 1997
   -----------------
   U.S. government and governmental
    agencies and authorities:
    Mortgage-backed securities......  $ 4,616     $  9        --      $ 4,625
    Other...........................    3,033        4        --        3,037
   Public utilities.................    1,000       10        --        1,010
   Investment grade corporate.......   16,324      160        --       16,484
   Below investment grade
    corporate.......................    1,597      --       $ (32)      1,565
                                      -------     ----      -----     -------
   Total............................  $26,570     $183      $ (32)    $26,721
                                      =======     ====      =====     =======
   DECEMBER 31, 1996                                PRE-MERGER
   -----------------                 -----------------------------------------
   U.S. government and governmental
    agencies and authorities:
    Mortgage-backed securities......  $ 4,870     $  1      $ (36)    $ 4,835
    Other...........................      396      --          (2)        394
   Public utilities.................      983      --          (5)        978
   Investment grade corporate.......   16,046      --        (120)     15,926
   Below investment grade
    corporate.......................    2,078       15         (6)      2,087
                                      -------     ----      -----     -------
   Total............................  $24,373     $ 16      $(169)    $24,220
                                      =======     ====      =====     =======

  At December 31, 1997, net unrealized investment gains on fixed maturities designated as available for sale totaled $151,000. This appreciation caused an increase to stockholder's equity of $96,000 at December 31, 1997 (net of deferred income taxes of $51,000 and adjustments of $1,000 and $3,000 to DPAC and PVIF, respectively). Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair values for these securities.

  Amortized cost and estimated fair value of fixed maturity securities designated as available for sale, by contractual maturity, at December 31, 1997, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           POST-MERGER
                                                      ------------------------
                                                      AMORTIZED     ESTIMATED
   DECEMBER 31, 1997                                     COST      FAIR VALUE
   -----------------                                  -----------  -----------
                                                      (DOLLARS IN THOUSANDS)
   Due after one year through five years.............  $     1,631  $     1,631
   Due after five years through ten years............       20,323       20,465
                                                       -----------  -----------
                                                            21,954       22,096
   Mortgage-backed securities........................        4,616        4,625
                                                       -----------  -----------
   Total.............................................  $    26,570  $    26,721
                                                       ===========  ===========

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997


  An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio is as follows:

                                                      GROSS    GROSS   PROCEEDS
                                           AMORTIZED REALIZED REALIZED   FROM
                                             COST     GAINS    LOSSES    SALE
                                           --------- -------- -------- --------
                                                  (DOLLARS IN THOUSANDS)
   For the period October 25, 1997
    through
    December 31, 1997:
   Scheduled principal repayments, calls
    and tenders..........................    $555      $  1      --      $556
                                             ====      ====     ====     ====
   For the period January 1, 1997 through
    October 24, 1997:
   Scheduled principal repayments, calls
    and tenders..........................    $226       --       --      $226
                                             ====      ====     ====     ====

  For the period December 17, 1996 through December 31, 1996, the Company did not have any sales, maturities or repayments of its fixed maturities portfolio. During the year ended December 31, 1997, the amortized cost basis of the Company's fixed maturity portfolio was reduced by $269,000 as a result of scheduled principal repayments.

Investment Valuation Analysis: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any of its investments has been impaired. The carrying value of fixed maturity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1997 and 1996, no investments were identified as having an impairment other than temporary.

Investments on Deposit: At December 31, 1997 and 1996, affidavits of deposits covering bonds with a par value of $400,000 were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 1997 and December 31, 1996. Fixed maturity investments included investments in basic industrials (31% in 1997, 33% in 1996), financial companies (23% in 1997, 25% in 1996), various government bonds and government or agency mortgage-backed securities (29% in 1997, 22% in 1996) and consumer products (10% in 1997 and 1996).

  No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceed ten percent of stockholder's equity at December 31, 1997.

4. FAIR VALUES OF FINANCIAL INSTRUMENTS

  SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a Company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997

Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

  The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under the insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

  The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                                      DECEMBER 31
                                         -------------------------------------
                                                1997               1996
                                         ------------------ ------------------
                                                  ESTIMATED          ESTIMATED
                                         CARRYING   FAIR    CARRYING   FAIR
                                          VALUE     VALUE    VALUE     VALUE
                                         -------- --------- -------- ---------
                                                (DOLLARS IN THOUSANDS)
   ASSETS
    Fixed maturities, available for
     sale............................... $26,721   $26,721  $24,220   $24,220
    Short-term investments..............     799       799      350       350
    Cash and cash equivalents...........     621       621        5         5
    Separate account assets.............   4,878     4,878      --        --
   LIABILITIES
    Annuity products....................   2,506     2,340      --        --
    Separate account liabilities........   4,878     4,569      --        --

  The following methods and assumptions were used by the Company in estimating fair values.

Fixed maturities: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Short-term investments and cash and cash equivalents: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

Separate account assets: Separate account assets are based upon the quoted fair values of the individual securities in the separate account.

Annuity Products: Estimated fair values of the Company's liabilities for future policy benefits for the fixed interest division of the variable products are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

Separate account liabilities: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are based upon assumptions

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997

using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflect the present value of future revenue from product and surrender charges.

5. MERGER

Transaction

  On October 23, 1997, Equitable shareholders approved the Merger Agreement dated as of July 7, 1997, among Equitable, PFHI, and ING. On October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable pursuant to the Merger Agreement. PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of Equitable Life Insurance Company of Iowa and Golden American and their wholly owned subsidiaries. Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc., Directed Services, Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock plus the assumption of approximately $400 million in debt according to the Merger Agreement. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by EIC.

Accounting Treatment

  The merger has been accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries. Goodwill was established for the excess of the merger cost over the fair value of the net assets and pushed down to EIC and its subsidiaries including Golden American and First Golden. The allocation of the purchase price to First Golden was approximately $25,936,000. The cost of the acquisition is preliminary as it relates to estimated expenses, and as a result the allocation to the Company may change. The amount of goodwill was $96,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value.

Present Value of In Force Acquired

  As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from the insurance contracts existing with the Company at the date of merger. This allocated cost represents the present value of in force acquired reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flows at the discount rate determined by ING.

  An analysis of the PVIF asset is as follows:

                                                             POST-MERGER
                                                        ----------------------
                                                            FOR THE PERIOD
                                                             OCTOBER 25,
                                                                 1997
                                                               THROUGH
                                                             DECEMBER 31,
                                                                 1997
                                                        ----------------------
                                                        (DOLLARS IN THOUSANDS)
   Beginning balance...................................          $132
   Imputed interest....................................             3
   Amortization........................................            (6)
   Adjustment for unrealized gains on available for
    sale securities....................................            (3)
                                                                 ----
   Ending balance......................................          $126
                                                                 ====

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997

  Interest is imputed on the unamortized balance of PVIF at a rate of 7.03% for the period October 25, 1997 through December 31, 1997. The amortization of PVIF, net of imputed interest, is charged to expense. PVIF is also adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the PVIF as of December 31, 1997 is $19,000 in 1998, $18,000 in 1999, $17,000 in 2000, $15,000 in 2001 and $13,000 in 2002. Actual
amortization may vary based upon final purchase price allocations and changes in assumptions and experience.

6. INCOME TAXES

  The Company will file a consolidated federal income tax return with Golden American, also a life insurance company.

Income Tax Expense

  Income tax expense included in the financial statements is as follows:

                                                                                   POST-MERGER            PRE-MERGER
                                                                                  -------------- -----------------------------
                                                                                  FOR THE PERIOD FOR THE PERIOD FOR THE PERIOD
                                                                                   OCTOBER 25,     JANUARY 1,    DECEMBER 17,
                                                                                       1997           1997           1996
                                                                                     THROUGH        THROUGH        THROUGH
                                                                                   DECEMBER 31,   OCTOBER 24,    DECEMBER 31,
                                                                                       1997           1997           1996
                                                                                  -------------- -------------- --------------
                                                                                             (DOLLARS IN THOUSANDS)
   Current.......................................................................      $(64)          $261           $23
   Deferred......................................................................        98             26           --
                                                                                       ----           ----           ---
                                                                                       $ 34           $287           $23


  The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference is as follows:

                                                                                   POST-MERGER            PRE-MERGER
                                                                                  -------------- -----------------------------
                                                                                  FOR THE PERIOD FOR THE PERIOD FOR THE PERIOD
                                                                                   OCTOBER 25,     JANUARY 1,    DECEMBER 17,
                                                                                       1997           1997           1996
                                                                                     THROUGH        THROUGH        THROUGH
                                                                                   DECEMBER 31,   OCTOBER 24,    DECEMBER 31,
                                                                                       1997           1997           1996
                                                                                  -------------- -------------- --------------
                                                                                             (DOLLARS IN THOUSANDS)
   Income before income taxes....................................................      $97            $953           $65
                                                                                       ===            ====           ===
   Income tax at federal statutory rate..........................................      $34            $334           $23
   Tax effect (decrease) of:
    Compensatory stock option and restricted stock expense.......................      --              (35)          --
    Other items..................................................................      --              (12)          --
                                                                                       ---            ----           ---
   Income tax expense............................................................      $34            $287           $23


           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997


Deferred Income Taxes

  The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1997 and 1996 is as follows:

                                                                                                         POST-MERGER PRE-MERGER
                                                                                                         ----------- ----------
   DECEMBER 31,                                                                                             1997        1996
   ------------                                                                                          ----------- ----------
                                                                                                         (DOLLARS IN THOUSANDS)
   Deferred tax assets:
     Future policy benefits.............................................................................    $  22        --
     Unrealized appreciation (depreciation) of available for sale fixed maturity securities.............      --        $ 54
                                                                                                            -----       ----
                                                                                                               22         54
   Deferred tax liabilities:
     Unrealized appreciation (depreciation) of available for sale fixed maturity securities.............      (51)       --
     Fixed maturity securities..........................................................................     (134)       --
     Deferred policy acquisition costs..................................................................      (39)       --
     Present value of in force acquired.................................................................      (45)       --
                                                                                                            -----       ----
                                                                                                             (269)       --
                                                                                                            -----       ----
   Deferred income tax asset (liability)................................................................    $(247)      $ 54
                                                                                                            =====       ====


7. RELATED PARTY TRANSACTIONS

  On December 17, 1996, Golden American contributed $25,000,000 to First Golden, $2,000,000 in common stock (200,000 shares at $10 per share) and $23,000,000 of additional capital. All expenses related to the incorporation and licensing of First Golden were incurred by Golden American.

  The Company has service agreements with Golden American, Equitable Investment Services, Inc. ("EISI") and Equitable Life Insurance Company of Iowa ("Equitable Life") in which Golden American, EISI and Equitable Life provide administrative and financial related services. For the period October 25, 1997 through December 31, 1997, First Golden incurred expenses of $8,000 and $13,000 under the agreement with Golden American and Equitable Life, respectively. General expenses of $16,000 and $16,000 were incurred by First Golden under these agreements for Golden American and Equitable Life, respectively, for the period January 1, 1997 through October 24, 1997. For the period October 25, 1997 through December 31, 1997 and the period January 1, 1997 through October 24, 1997, payments to EISI for investment advisory services were $11,000 and $51,000, respectively.

  The Company has a service agreement with Directed Services, Inc. ("DSI", a wholly owned subsidiary of Equitable of Iowa Companies, Inc.) under which it will provide certain administrative services to DSI relating to customer accounts. First Golden paid commissions and overrides to DSI totaling $141,000 and $267,000, for the period October 25, 1997 through December 31, 1997, and the period January 1, 1997 through October 24, 1997, respectively.

  The Golden American board of directors has agreed by resolution to provide funds as needed for the Company to maintain policyholders' surplus that meets or exceeds the greater of: (1) the minimum capital adequacy standards to maintain a level of capitalization necessary to meet A.M. Best Company's guidelines or one level less than the one originally given to First Golden, or
(2) the New York State Insurance Department risk-based capital minimum requirements as determined in accordance with New York statutory accounting principles. No funds were transferred from Golden American in 1997.

           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                               DECEMBER 31, 1997


8. COMMITMENTS AND CONTINGENCIES

Reinsurance: At December 31, 1997, First Golden had a reinsurance treaty with a reinsurer covering a significant portion of the mortality risks under its variable contracts with an unaffiliated reinsurer. First Golden remains liable to the extent its reinsurer does not meet its obligation under the reinsurance agreement. At December 31, 1997, the Company has a payable of $1,000 for reinsurance premiums. Included in the accompanying financial statements are net considerations to the reinsurer of $1,000 for the period October 25, 1997 through December 31, 1997.

Litigation: The Company is not involved in any legal proceeding as of the date of this report.

Leases: The Company has a lease for its home office space which expires December 31, 2001. The office space was not occupied until 1997. The Company also leases certain other equipment under an operating lease which expires in 1998. Rent expense for the year ended December 31, 1997 was $59,000. At December 31, 1997, minimum rental payments due under the operating leases are $78,000 in 1998, $76,000 in 1999, $76,000 in 2000 and $76,000 in 2001.

Vulnerability From Concentrations: The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of variable products and associated future policy benefits. A significant portion of the Company's sales is generated by two broker/dealers. One of these distributors sold 59.4% of the Company's products in 1997. This distributor has indicated that it may discontinue the sales relationship by the end of 1998. Substantial changes in tax laws would make these products less attractive to consumers, and extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition.

Year 2000 Project (Unaudited): Based on a study of its computer software and hardware, First Golden's parent, Golden American, has determined its exposure to the Year 2000 change of the century date issue. Management believes the Company's systems are or will be substantially compliant by the Year 2000, and Golden American has engaged external consultants to validate this assumption. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs to make the system compliant. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, Golden American will continue to contact significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

                      STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

ITEM                                                                       PAGE
INTRODUCTION..............................................................   1
Description of First Golden American Life Insurance Company of New York...   1
Safekeeping of Assets.....................................................   1
The Administrator.........................................................   1
Independent Auditors......................................................   2
Distribution of Contracts.................................................   2
Performance Information...................................................   2
IRA Partial Withdrawal Option.............................................   7
Other Information.........................................................   8
Financial Statements of Separate Account NY-B.............................   8
Appendix--Description of Bond Ratings..................................... A-1


  PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE
STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER, THE ADDRESS IS SHOWN ON THE COVER.
 ...............................................................................

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B

                             PLEASE PRINT OR TYPE

                     _____________________________________
                                     NAME:

                     _____________________________________
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                     _____________________________________
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PE-1-NY                                                                    5/98
 ...............................................................................

                                  APPENDIX A

                       MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT

  Assume $100,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.50%, an initial Index Rate ("I") of 7.00%; that a full surrender is requested three years into the Guarantee Period; that the then Index Rate for a seven year Guarantee Period ("J") is 8.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

  1. The Accumulation Value of the Fixed Allocation on the date of surrender is $124,230 ($100,000 X 1.075/3/)
  2. N = 2,555 (365 X 7)
                                          [ (       )                 ]
  3. Market Value Adjustment = $124,230  X[ (1.07   )  (/2/,/555/365/ ] = $9,700
                                          [ --------)                 ]
                                          [ (1.0825 )               -1]

  Therefore, the amount paid to you on full surrender ignoring any surrender charge is $114,530 ($124,230 - $9,700).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT

  Assume $100,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.5%, an initial Index Rate ("I") of 7.00%; that a full surrender is requested three years into the Guarantee Period; that the then Index Rate for a seven year Guarantee Period ("J") is 6.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

  1. The Accumulation Value of the Fixed Allocation on the date of surrender is $124,230 ($100,000 X 1.075)
  2. N = 2,555 (365 X 7)
                                          [ (          )               ]
  3. Market Value Adjustment = $124,230  X[ (  1.07    )(/2/,/555/365/ ] =$6,270
                                          [ ( -------- )               ]
                                          [ (  1.0625  )             -1]

  Therefore, the amount paid to you on full surrender ignoring any surrender charge is $130,500 ($124,230 + $6,270).

EXAMPLE #3: PARTIAL WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE
ADJUSTMENT

  Assume $200,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.5%, an initial Index Rate ("I") of 7.00%; that a partial withdrawal of $114,530 is requested three years into the Guarantee period; that the then Index Rate ("J") for a seven year Guarantee Period is 8.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

  First calculate the amount that must be withdrawn from the Fixed Allocation to provide the amount requested.

  1. The Accumulation Value of the Fixed Allocation on the date of withdrawal is $248,459 ($200,000 X 1.075)
  2. N = 2,555 (365 X 7)
                                     [         (        )
  3. Amount that must be withdrawn = [$114,530/(   1.07 )/2/,/555/365/]=$124,230
                                     [         ( -------)             ]
                                     [         ( 1.0825 )             ]

  Then calculate the Market Value Adjustment on that amount
                                          [ (         )                ]
  4. Market Value Adjustment = $124,230 X [ (  1.07   ) (/2/,/555/365/ ]= $9,700
                                          [ ( --------)                ]
                                          [ ( 1.0825  )              -1]

                                      A1

  Therefore, the amount of the partial withdrawal paid to you is $114,530, as requested. The Fixed Allocation will be reduced by the amount of the partial withdrawal, $114,530, and also reduced by the Market Value Adjustment of $9,700, for a total reduction in the Fixed Allocation of $124,230.

EXAMPLE #4: PARTIAL WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE
ADJUSTMENT

  Assume $200,000 was allocated to a Fixed Allocation with a Guarantee Period of ten years, a Guaranteed Interest Rate of 7.5%, an initial Index Rate of 7.0%; that a partial withdrawal of $130,500 requested three years into the Guarantee Period; that the then Index Rate ("J") for a seven year Guarantee Period is 6.0%; and that no prior transfers or partial withdrawals affecting this Fixed Allocation have been made.

  First calculate the amount that must be withdrawn from the Fixed Allocation to provide the amount requested.

  1. The Accumulation Value of Fixed Allocation on the date of surrender is $248,459 ($200,000 X 1.075)
  2. N = 2,555 (365 X 7)

  3. Amount that must be withdrawn =
     [           (        )                ]
     [ $130,500/ (  1.07  )  /2/,/555/365/ ] =  $124,230
     [           ( -------)                ]
     [           ( 1.0625 )                ]

  Then calculate the Market Value Adjustment on that amount

  4. Market Value Adjustment
                  [ (         )                   ]
     = $124,230 X [ (  1.07   )   /2/,/555/365/   ] = $6,270
                  [ ( --------)                   ]
                  [ ((1.0625  )                 -1]

  Therefore, the amount of the partial withdrawal paid to you is $130,500, as requested. The Fixed Allocation will be reduced by the amount of the partial withdrawal, $130,500, but increased by the Market Value Adjustment of $6,270, for a total reduction in the Fixed Allocation of $124,230.

                                      A2

            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
               First Golden American Life Insurance Company of New York is a stock company domiciled in New York, New York

              STATEMENT OF ADDITIONAL INFORMATION

                        EMPIRE PRIMELITE


                 DEFERRED COMBINATION VARIABLE
                   AND FIXED ANNUITY CONTRACT

                           issued by

                     SEPARATE ACCOUNT NY-B
               ("Account NY-B" or the "Account")

                               of






              FIRST GOLDEN AMERICAN LIFE INSURANCE
                      COMPANY OF NEW YORK





     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
PROSPECTUS.  THE INFORMATION CONTAINED HEREIN SHOULD BE READ IN
CONJUNCTION WITH THE PROSPECTUS FOR THE FIRST GOLDEN AMERICAN
LIFE INSURANCE COMPANY OF NEW YORK DEFERRED COMBINATION VARIABLE
AND FIXED ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

     THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE
INVESTOR OUGHT TO KNOW BEFORE INVESTING.  FOR A COPY OF THE
PROSPECTUS, SEND A WRITTEN REQUEST TO FIRST GOLDEN AMERICAN LIFE
INSURANCE COMPANY OF NEW YORK, CUSTOMER SERVICE CENTER, 230 PARK AVENUE, SUITE 966, NEW YORK, NEW YORK 10169 OR TELEPHONE 1-800-963-9539.


                     Date of Prospectus and
              Statement of Additional Information:
                          May 1, 1998

                       TABLE OF CONTENTS


     ITEM                                                    PAGE

INTRODUCTION                                                    1

Description of First Golden American Life Insurance
     Company of New York                                        1
Safekeeping of Assets                                           1
The Administrator                                               1
Independent Auditors                                            1
Distribution of Contracts                                       2
Performance Information                                         2
IRA Partial Withdrawal Option                                   9
Other Information                                               9
Financial Statements of Separate Account NY-B                  10
Appendix - Description of Bond Ratings

                          INTRODUCTION


     This Statement of Additional Information provides background information regarding Account NY-B.


      DESCRIPTION OF FIRST GOLDEN AMERICAN LIFE INSURANCE
                      COMPANY OF NEW YORK

First Golden American Life Insurance Company of New York ("First Golden") is a stock life insurance company organized under the laws of the State of New York. First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"). Golden American Life Insurance Company, in turn, is a wholly owned subsidiary of the Equitable of Iowa Companies, a holding company for Equitable Life Insurance Company of Iowa, USG Annuity & Life Company, Locust Street Securities, Inc., Equitable American Life Insurance, Equitable of Iowa Securities Network, Inc., GOlden American, Directed Services, Inc., and Equitable Investment Services, Inc. As of December 31, 1997, First Golden had approximately $33.9 million in total assets. First Golden is authorized to do business only in the State of New York. First Golden offers variable annuities.


                     SAFEKEEPING OF ASSETS

First Golden American acts as its own custodian for Account NY-B.


                       THE ADMINISTRATOR

On November 8, 1996, First Golden and Golden American entered into an administrative service agreement pursuant to which Golden American agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Golden American in relation to this service agreement will be reimbursed by First Golden on an allocated cost basis. As of December 31, 1997, no such charges have been billed to First Golden. First Golden expects to enter into a similar agreement with another affiliate, Equitable Life Insurance Company of Iowa, for additional services.

Also on November 8, 1996, First Golden and DSI entered into a service agreement pursuant to which First Golden has agreed to provide DSI certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. First Golden expects to charge DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and second allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. As of December 31, 1997, no such charges have been billed to DSI.

                      INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309, will perform annual audits of First Golden and the Account.


                   DISTRIBUTION OF CONTRACTS

First Golden has entered into agreements with Directed Services, Inc. ("DSI") to perform services related to the distribution of its products. DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by First Golden.

First Golden provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. First Golden charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by First Golden's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable.

                    PERFORMANCE INFORMATION

Performance information for the divisions of Account NY-B, including the yield and effective yield of the Money Market Portfolio, the yield of the remaining divisions, and the total return of all divisions, may appear in reports or promotional literature to current or prospective owners. Negative values are denoted by parentheses. Performance information for measures other than total return do not reflect sales load which can have a maximum level of 6% of premium, and any applicable premium tax that can range from 0% to 3.5%.

SEC Standard Money Market Division Yields
Current yield for the Money Market Division will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of division expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = [(Base Period Return) +1) ^ 365/7] - 1

SEC Standard 30-Day Yield for All Divisions
Quotations of yield for the remaining divisions will be based on all investment income per Unit (accumulation value divided by the index of investment experience) earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2 [ ( a - b  + 1) ^ 6 - 1]
                               -----
                                cd

               Where:

               [a]  equals the net investment income earned
                    during the period by the Series attributable to shares owned by a division

               [b]  equals the expenses accrued for the period
                    (net of reimbursements)

               [c] equals the average daily number of Units outstanding during the period based on the index of investment experience

               [d] equals the value maximum offering price per index of investment experience on the last day of the period

Yield on divisions of Account NY-B is earned from the increase in net asset value of shares of the Series in which the Division invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

The current yield and effective yield of the Money Market Division for the 7-day period December 25, 1997 to December 31, 1997 were 3.65% and 3.72%, respectively.

SEC (Securities and Exchange Commission) Standard Average Annual Total Return for All Divisions
Quotations of average annual total return for any Division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the series), calculated pursuant to the formula:

                        P(1+T) ^ n = ERV

          Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The SEC requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annualized Total Return for the Divisions presented on a standardized basis for the period ending December 31, 1997 were as follows:


Average Annualized Total Return for Periods Ending 12/31/97  -- Standardized
----------------------------------------------------------------------------

                          One Year Period    Five Year Period    Inception to
Division                  Ending 12/31/97     Ending 12/31/97        12/31/97    Inception Date
--------                  ---------------    ----------------    ------------    --------------

OTC                             10.90%*              n/a            20.11%*         10/07/94
Total Return                    12.08%               n/a            14.90%*         10/07/94
Research                        11.35%               n/a            20.82%*         10/07/94
Money Market                    -3.46%               n/a             1.72%          05/24/95
Large Cap Value                 17.77%               n/a            21.99%          04/05/95
International                   -5.82%               n/a            10.18%          03/27/95
High Income                      5.17%               n/a            10.91%          04/28/95
Appreciation                    17.53%               n/a            17.92%          02/05/97
Select High Growth                n/a                n/a             1.62%          02/05/97
Select Growth                     n/a                n/a             3.40%          02/05/97
Select Balanced                   n/a                n/a             3.50%          02/05/97
Select Conservative               n/a                n/a             3.60%          02/05/97
Select Income                     n/a                n/a             3.20%          02/05/97

----------------------
*  Total return calculation reflects partial waiver of fees and expenses.

Non-Standard Average Annual Total Return for All Divisions Quotations of non-standard average annual total return for any division will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the Series), calculated pursuant to the formula:

                         [P(1+T)^n] = ERV
          Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2)  [T] equals an average annual total return
          (3)  [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.


Average Annualized Total Return for Periods Ending 12/31/97 -- Non-Standardized
-------------------------------------------------------------------------------

                          One Year Period    Five Year Period    Inception to
Division                  Ending 12/31/97     Ending 12/31/97       12/31/97     Inception Date
--------                  ---------------    ----------------    ------------    --------------

OTC                             17.99%*              n/a            20.98%*         10/07/94
Total Return                    19.17%               n/a            15.86%*         10/07/94
Research                        18.44%               n/a            21.67%*         10/07/94
Money Market                     3.63%               n/a             3.62%          05/24/95
Large Cap Value                 24.86%               n/a            23.31%          04/05/95
International                    1.27%               n/a            11.73%          03/27/95
High Income                     12.26%               n/a            12.52%          04/28/95
Appreciation                    24.62%               n/a            20.90%          02/05/97
Select High Growth                n/a                n/a             8.71%          02/05/97
Select Growth                     n/a                n/a            10.49%          02/05/97
Select Balanced                   n/a                n/a            10.59%          02/05/97
Select Conservative               n/a                n/a            10.69%          02/05/97
Select Income                     n/a                n/a            10.29%          02/05/97

-------------------------------------------------------------------------------
*  Total return calculation reflects partial waiver of fees and expenses.

Performance information for a Division may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Division's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Division reflects only the performance of a hypothetical contract under which accumulation value is allocated to a Division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Series of the trust in which the Account NY-B Divisions invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any Division derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

Published Ratings
From time to time, the rating of First Golden as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A++ to F.

Index of Investment Experience
The calculation of the Index of Investment Experience ("IIE") is discussed in the prospectus for the Contracts under Measurement of Investment Experience. The following illustrations show a calculation of a new IIE and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher IIE's or Accumulation Values.

Illustration of Calculation of IIE
     Example 1.

     1.  IIE, beginning of period                              $ 10.00
     2.  Value of securities, beginning of period              $ 10.00
     3.  Change in value of securities                         $  0.10
     4.  Gross investment return (3) divided by (2)               0.01
     5.  Less daily mortality and expense charge            0.00003425
     6.  Less asset based administrative charge             0.00000411
     7.  Net investment return (4) minus (5) minus (6)      0.00996164
     8.  Net investment factor (1.000000) plus (7)          1.00996164
     9.  IIE, end of period (1) multiplied by (8)          10.09961644

Illustration of Purchase of Units (Assuming No State Premium Tax)
     Example 2.
     1.  Initial Premium Payment                                $ 1,000
     2.  IIE on effective date of purchase (see Example 1)      $ 10.00
     3.  Number of Units purchased [(1) divided by (2)]             100
     4.  IIE for valuation date following purchase (see
            Example 1)                                      $10.0996164
     5.  Accumulation Value in account for valuation date
            following purchase [(3) multiplied by (4)]        $1,009.96

IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

First Golden notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when First Golden receives the completed election form.

First Golden calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the accumulation value by the life expectancy. In the first year withdrawals begin, we use the accumulation value as of the date of the first payment. Thereafter, we use the accumulation value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT NY-B

The audited financial statements of Separate Account NY-B are listed below and are included in this Statement of Additional Information:

          Report of Independent Auditors
          Audited Financial Statements
               Statement of Assets and Liability as of December 31, 1997 Statement of Operations for the Year ended December 31, 1997 Statements of Changes in Net Assets for the Years Ended
                    December 31, 1996 and 1997
          Notes to Financial Statements

                                     Financial Statements

                         First Golden American Life Insurance Company
                                         of New York
                                    Separate Account NY-B

                                 For the Period May 19, 1997
                                 (Commencement of Operations)
                                  through December 31, 1997
                             with Report of Independent Auditors












































           First Golden American Life Insurance Company of New York
                             Separate Account NY-B

                             Financial Statements


       For the period May 19, 1997 (Commencement of Operations) through
                              December 31, 1997






                                  Contents

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements










































                        Report of Independent Auditors




The Board of Directors
First Golden American Life Insurance Company of New York


We have audited the accompanying statement of assets and liability of First Golden American Life Insurance Company of New York Separate Account NY-B as of December 31, 1997, and the related statements of operations and changes in net assets for the period May 19, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account NY-B at December 31, 1997, and the results of its operations and changes in its net assets for the period May 19, 1997 through December 31, 1997 in conformity with generally accepted accounting principles.

                                                     /S/ Ernst & Young LLP

Des Moines, Iowa
February 12, 1998
















           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            SEPARATE ACCOUNT NY-B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1997

                                                                    Combined
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
    Limited Maturity Bond Series, 976 shares (cost - $10,612)         $10,064
    Hard Assets Series, 326 shares (cost - $5,909)                      4,905
    All-Growth Series, 603 shares (cost - $8,636)                       8,309
    Real Estate Series, 667 shares (cost - $11,536)                    12,178
    Fully Managed Series, 2,127 shares (cost - $33,377)                33,455
    Multiple Allocation Series, 1,952 shares (cost - $26,899)          25,550
    Capital Appreciation Series, 917 shares (cost - $16,457)           16,187
    Rising Dividends Series, 8,334 shares (cost - $161,360)           167,017
    Emerging Markets Series, 1,792 shares (cost - $18,957)             15,767
    Value Equity Series, 2,391 shares (cost - $41,860)                 38,559
    Strategic Equity Series, 1,328 shares (cost - $16,910)             18,096
    Small Cap Series, 3,338 shares (cost - $45,198)                    44,233
    Managed Global Series, 3,024 shares (cost - $38,964)               34,658
  Equi-Select Series Trust:
    OTC Portfolio, 5,007 shares (cost - $82,217)                       79,207
    Growth & Income Portfolio, 356 shares (cost - $5,537)               5,149
    Research Portfolio, 14,464 shares (cost - $263,360)               259,515
    Total Return Portfolio, 16,217 shares (cost - $250,208)           249,059
    Value + Growth Portfolio, 3,049 shares (cost - $46,588)            40,298
  Greenwich Street Series Fund:
    Appreciation Portfolio, 19,053 shares (cost - $368,065)           356,868
  Smith Barney Concert Allocation Series, Inc.:
    Select High Growth Portfolio, 19,076 shares (cost - $211,389)     210,030
    Select Growth Portfolio, 62,677 shares (cost - $691,892)          701,352
    Select Balanced Portfolio, 75,023 shares (cost - $832,016)        840,263
    Select Conservative Portfolio, 58,626 shares (cost - $649,540)    657,192
  Travelers Series Fund:
    Money Market Portfolio, 580,895 shares (cost - $580,895)          580,895
    Income and Growth Portfolio, 17,478 shares (cost - $321,508)      333,303
    International Equity Portfolio, 6,344 shares (cost - $83,763)      81,838
    High Income Portfolio, 3,988 shares (cost - $52,593)               53,753
                                                                  ____________
      TOTAL ASSETS (cost - $4,876,246)                              4,877,700

LIABILITY
 Payable to First Golden American Life Insurance Company of
  New York                                                              3,397
                                                                  ____________
      TOTAL NET ASSETS                                             $4,874,303
                                                                  ============






See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            SEPARATE ACCOUNT NY-B
                           STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997

                                           Limited
                                           Maturity       Hard         All-
                                             Bond        Assets       Growth
                                         Division(n)  Division(o)  Division(e)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $631         $441           $3
  Capital gains distributions                     --          473          218
                                         ______________________________________
 Total investment income                         631          914          221

 Expenses:
  Mortality and expense risk and
   other charges                                  19            5           16
  Annual administrative charges                   12            7            8
                                         ______________________________________
 Total expenses                                   31           12           24
                                         ______________________________________
 Net investment income (loss)                    600          902          197

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          --           --            1
 Net unrealized appreciation
  (depreciation) of investments                 (548)      (1,004)        (327)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $52        ($102)       ($129)
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997



See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                             Real        Fully       Multiple
                                            Estate      Managed     Allocation
                                         Division(a)  Division(a)  Division(a)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $424       $1,061       $1,522
  Capital gains distributions                    348        1,550          725
                                         ______________________________________
 Total investment income                         772        2,611        2,247

 Expenses:
  Mortality and expense risk and
   other charges                                  61          252          122
  Annual administrative charges                    8            7            6
                                         ______________________________________
 Total expenses                                   69          259          128
                                         ______________________________________
 Net investment income (loss)                    703        2,352        2,119

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments           6           12            8
 Net unrealized appreciation
  (depreciation) of investments                  642           78       (1,349)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $1,351       $2,442         $778
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997



See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                           Capital       Rising      Emerging
                                         Appreciation  Dividends     Markets
                                         Division(c)  Division(a)  Division(e)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                     $453         $969           $1
  Capital gains distributions                    893        2,709           --
                                         ______________________________________
 Total investment income                       1,346        3,678            1

 Expenses:
  Mortality and expense risk and
   other charges                                  58          583           63
  Annual administrative charges                   10           57            6
                                         ______________________________________
 Total expenses                                   68          640           69
                                         ______________________________________
 Net investment income (loss)                  1,278        3,038          (68)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments           4           51          (15)
 Net unrealized appreciation
  (depreciation) of investments                 (270)       5,657       (3,190)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $1,012       $8,746      ($3,273)
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997



See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                            Value      Strategic      Small
                                            Equity       Equity        Cap
                                         Division(d)  Division(a)  Division(b)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $2,556         $857           --
  Capital gains distributions                    634           17           --
                                         ______________________________________
 Total investment income                       3,190          874           --

 Expenses:
  Mortality and expense risk and
   other charges                                 106          101         $116
  Annual administrative charges                   41           18           26
                                         ______________________________________
 Total expenses                                  147          119          142
                                         ______________________________________
 Net investment income (loss)                  3,043          755         (142)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments           2           10           13
 Net unrealized appreciation
  (depreciation) of investments               (3,301)       1,186         (965)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      ($256)      $1,951      ($1,094)
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997



See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                           Managed                   Growth &
                                            Global        OTC         Income
                                         Division(b)  Division(b)  Division(e)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $2,384       $2,927         $403
  Capital gains distributions                    130           35            1
                                         ______________________________________
 Total investment income                       2,514        2,962          404

 Expenses:
  Mortality and expense risk and
   other charges                                 152          190           18
  Annual administrative charges                   22          104            1
                                         ______________________________________
 Total expenses                                  174          294           19
                                         ______________________________________
 Net investment income (loss)                  2,340        2,668          385

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          --           14            1
 Net unrealized appreciation
  (depreciation) of investments               (4,306)      (3,010)        (388)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    ($1,966)       ($328)         ($2)
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997



See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                                         Total       Value +
                                           Research      Return       Growth
                                         Division(d)  Division(d)  Division(k)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $4,626       $5,700           --
  Capital gains distributions                  2,171        2,296           --
                                         ______________________________________
 Total investment income                       6,797        7,996           --

 Expenses:
  Mortality and expense risk and
   other charges                                 582          629         $149
  Annual administrative charges                  324          186           19
                                         ______________________________________
 Total expenses                                  906          815          168
                                         ______________________________________
 Net investment income (loss)                  5,891        7,181         (168)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          (9)          11          (15)
 Net unrealized appreciation
  (depreciation) of investments               (3,845)      (1,149)      (6,290)
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $2,037       $6,043      ($6,473)
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997



See accompanying notes.
             FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                                         Select
                                            Appre-        High        Select
                                           ciation       Growth       Growth
                                         Division(h)  Division(l)  Division(i)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                   $3,725           --           --
  Capital gains distributions                 16,250           --           --
                                         ______________________________________
 Total investment income                      19,975           --           --

 Expenses:
  Mortality and expense risk and
   other charges                                 738         $360       $1,017
  Annual administrative charges                  316          334          409
                                         ______________________________________
 Total expenses                                1,054          694        1,426
                                         ______________________________________
 Net investment income (loss)                 18,921         (694)      (1,426)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments           5          (21)         (11)
 Net unrealized appreciation
  (depreciation) of investments              (11,197)      (1,359)       9,460
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $7,729      ($2,074)      $8,023
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997


See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                            Select       Select       Money
                                           Balanced   Conservative    Market
                                         Division(j)  Division(m)  Division(f)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --           --       $9,822
  Capital gains distributions                     --           --           --
                                         ______________________________________
 Total investment income                          --           --        9,822

 Expenses:
  Mortality and expense risk and
   other charges                              $1,385       $1,294        2,775
  Annual administrative charges                  392          145          458
                                         ______________________________________
 Total expenses                                1,777        1,439        3,233
                                         ______________________________________
 Net investment income (loss)                 (1,777)      (1,439)       6,589

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments           5          (11)          --
 Net unrealized appreciation
  (depreciation) of investments                8,247        7,652           --
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $6,475       $6,202       $6,589
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997


See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                             STATEMENT OF OPERATIONS
               For the period May 19, 1997* through December 31, 1997
                                  (Continued)

                                            Income       Inter-
                                             and        national       High
                                            Growth       Equity       Income
                                         Division(g)  Division(h)  Division(h)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --           --           --
  Capital gains distributions                     --           --           --
                                         ______________________________________
 Total investment income                          --           --           --

 Expenses:
  Mortality and expense risk and
   other charges                                $687         $145         $144
  Annual administrative charges                  333          110           39
                                         ______________________________________
 Total expenses                                1,020          255          183
                                         ______________________________________
 Net investment income (loss)                 (1,020)        (255)        (183)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments          12           (8)           5
 Net unrealized appreciation
  (depreciation) of investments               11,795       (1,925)       1,160
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $10,787      ($2,188)        $982
                                         ======================================

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997


See accompanying notes.
        FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                          STATEMENT OF OPERATIONS
           For the period May 19, 1997* through December 31, 1997
                               (Continued)

                                                                   Combined
                                                                 ____________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                                          $38,505
  Capital gains distributions                                         28,450
                                                                 ____________
 Total investment income                                              66,955

 Expenses:
  Mortality and expense risk and
   other charges                                                      11,767
  Annual administrative charges                                        3,398
                                                                 ____________
 Total expenses                                                       15,165
                                                                 ____________
 Net investment income (loss)                                         51,790

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments                                  70
 Net unrealized appreciation
  (depreciation) of investments                                        1,454
                                                                 ____________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                            $53,314
                                                                 ============

*Commencement of operations

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997





See accompanying notes.
              FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                              SEPARATE ACCOUNT NY-B
                        STATEMENT OF CHANGES IN NET ASSETS
                      For the period ended December 31, 1997

                                                                     Limited
                                                                    Maturity
                                                                      Bond
                                                                   Division(n)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $600
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments              (548)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations          52

  Changes from principal transactions:
  Purchase payments                                                    10,001
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
                                                                   ___________
  Increase in net assets derived from principal transactions           10,001
                                                                   ___________
  Total increase                                                       10,053
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $10,053
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
         FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                      Hard
                                                                     Assets
                                                                   Division(o)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $902
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments            (1,004)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations        (102)

  Changes from principal transactions:
  Purchase payments                                                     4,999
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
                                                                   ___________
  Increase in net assets derived from principal transactions            4,999
                                                                   ___________
  Total increase                                                        4,897
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                        $4,897
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                   All-Growth
                                                                   Division(e)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $197
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments              (327)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations        (129)

  Changes from principal transactions:
  Purchase payments                                                     5,000
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions        3,429
                                                                   ___________
  Increase in net assets derived from principal transactions            8,429
                                                                   ___________
  Total increase                                                        8,300
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                        $8,300
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997










See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Real
                                                                    Estate
                                                                  Division(a)
                                                                  ___________
NET ASSETS AT JANUARY 1, 1997                                             --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          $703
  Net realized gain (loss) on investments                                  6
  Net unrealized appreciation (depreciation) of investments              642
                                                                  ___________
  Net increase (decrease) in net assets resulting from operations      1,351

  Changes from principal transactions:
  Purchase payments                                                    8,370
  Contract distributions and terminations                                 --
  Transfer payments from (to) Fixed Accounts and other Divisions       2,450
                                                                  ___________
  Increase in net assets derived from principal transactions          10,820
                                                                  ___________
  Total increase                                                      12,171
                                                                  ___________
NET ASSETS AT DECEMBER 31, 1997                                      $12,171
                                                                  ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
         FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Fully
                                                                    Managed
                                                                  Division(a)
                                                                  ___________
NET ASSETS AT JANUARY 1, 1997                                             --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $2,352
  Net realized gain (loss) on investments                                 12
  Net unrealized appreciation (depreciation) of investments               78
                                                                  ___________
  Net increase (decrease) in net assets resulting from operations      2,442

  Changes from principal transactions:
  Purchase payments                                                   26,106
  Contract distributions and terminations                                 --
  Transfer payments from (to) Fixed Accounts and other Divisions       4,900
                                                                  ___________
  Increase in net assets derived from principal transactions          31,006
                                                                  ___________
  Total increase                                                      33,448
                                                                  ___________
NET ASSETS AT DECEMBER 31, 1997                                      $33,448
                                                                  ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                   Multiple
                                                                  Allocation
                                                                  Division(a)
                                                                  ___________
NET ASSETS AT JANUARY 1, 1997                                             --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $2,119
  Net realized gain (loss) on investments                                  8
  Net unrealized appreciation (depreciation) of investments           (1,349)
                                                                  ___________
  Net increase (decrease) in net assets resulting from operations        778

  Changes from principal transactions:
  Purchase payments                                                   22,315
  Contract distributions and terminations                                 --
  Transfer payments from (to) Fixed Accounts and other Divisions       2,450
                                                                  ___________
  Increase in net assets derived from principal transactions          24,765
                                                                  ___________
  Total increase                                                      25,543
                                                                  ___________
NET ASSETS AT DECEMBER 31, 1997                                      $25,543
                                                                  ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                    Capital
                                                                  Appreciation
                                                                  Division(c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $1,278
  Net realized gain (loss) on investments                                   4
  Net unrealized appreciation (depreciation) of investments              (270)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,012

  Changes from principal transactions:
  Purchase payments                                                    15,165
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
                                                                  ____________
  Increase in net assets derived from principal transactions           15,165
                                                                  ____________
  Total increase                                                       16,177
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       $16,177
                                                                  ============

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Rising
                                                                    Dividends
                                                                   Division(a)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $3,038
  Net realized gain (loss) on investments                                  51
  Net unrealized appreciation (depreciation) of investments             5,657
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       8,746

  Changes from principal transactions:
  Purchase payments                                                   146,447
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions       11,767
                                                                   ___________
  Increase in net assets derived from principal transactions          158,214
                                                                   ___________
  Total increase                                                      166,960
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $166,960
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                    Emerging
                                                                     Markets
                                                                   Division(e)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           ($68)
  Net realized gain (loss) on investments                                 (15)
  Net unrealized appreciation (depreciation) of investments            (3,190)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      (3,273)

  Changes from principal transactions:
  Purchase payments                                                    17,317
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions        1,717
                                                                   ___________
  Increase in net assets derived from principal transactions           19,034
                                                                   ___________
  Total increase                                                       15,761
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $15,761
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                      Value
                                                                     Equity
                                                                   Division(d)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $3,043
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments            (3,301)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations        (256)

  Changes from principal transactions:
  Purchase payments                                                    38,774
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
                                                                   ___________
  Increase in net assets derived from principal transactions           38,774
                                                                   ___________
  Total increase                                                       38,518
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $38,518
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                    Strategic
                                                                     Equity
                                                                   Division(a)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $755
  Net realized gain (loss) on investments                                  10
  Net unrealized appreciation (depreciation) of investments             1,186
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       1,951

  Changes from principal transactions:
  Purchase payments                                                    13,676
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions        2,450
                                                                   ___________
  Increase in net assets derived from principal transactions           16,126
                                                                   ___________
  Total increase                                                       18,077
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $18,077
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                    Small Cap
                                                                   Division(b)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($142)
  Net realized gain (loss) on investments                                  13
  Net unrealized appreciation (depreciation) of investments              (965)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      (1,094)

  Changes from principal transactions:
  Purchase payments                                                    39,418
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions        5,883
                                                                   ___________
  Increase in net assets derived from principal transactions           45,301
                                                                   ___________
  Total increase                                                       44,207
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $44,207
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997










See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Managed
                                                                     Global
                                                                   Division(b)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $2,340
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments            (4,306)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      (1,966)

  Changes from principal transactions:
  Purchase payments                                                    32,435
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions        4,167
                                                                   ___________
  Increase in net assets derived from principal transactions           36,602
                                                                   ___________
  Total increase                                                       34,636
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $34,636
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                       OTC
                                                                   Division(b)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $2,668
  Net realized gain (loss) on investments                                  14
  Net unrealized appreciation (depreciation) of investments            (3,010)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations        (328)

  Changes from principal transactions:
  Purchase payments                                                    17,788
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions       61,644
                                                                   ___________
  Increase in net assets derived from principal transactions           79,432
                                                                   ___________
  Total increase                                                       79,104
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $79,104
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997










See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                    Growth &
                                                                     Income
                                                                   Division(e)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                           $385
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments              (388)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations          (2)

  Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions        5,150
                                                                   ___________
  Increase in net assets derived from principal transactions            5,150
                                                                   ___________
  Total increase                                                        5,148
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                        $5,148
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                    Research
                                                                   Division(d)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $5,891
  Net realized gain (loss) on investments                                  (9)
  Net unrealized appreciation (depreciation) of investments            (3,845)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       2,037

  Changes from principal transactions:
  Purchase payments                                                    31,272
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions      225,882
                                                                   ___________
  Increase in net assets derived from principal transactions          257,154
                                                                   ___________
  Total increase                                                      259,191
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $259,191
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997










See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                      Total
                                                                     Return
                                                                   Division(d)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $7,181
  Net realized gain (loss) on investments                                  11
  Net unrealized appreciation (depreciation) of investments            (1,149)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       6,043

  Changes from principal transactions:
  Purchase payments                                                    17,715
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions      225,115
                                                                   ___________
  Increase in net assets derived from principal transactions          242,830
                                                                   ___________
  Total increase                                                      248,873
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $248,873
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Value +
                                                                     Growth
                                                                   Division(k)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($168)
  Net realized gain (loss) on investments                                 (15)
  Net unrealized appreciation (depreciation) of investments            (6,290)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      (6,473)

  Changes from principal transactions:
  Purchase payments                                                    46,752
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
                                                                   ___________
  Increase in net assets derived from principal transactions           46,752
                                                                   ___________
  Total increase                                                       40,279
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $40,279
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Appre-
                                                                     ciation
                                                                   Division(h)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $18,921
  Net realized gain (loss) on investments                                   5
  Net unrealized appreciation (depreciation) of investments           (11,197)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       7,729

  Changes from principal transactions:
  Purchase payments                                                    16,390
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions      332,433
                                                                   ___________
  Increase in net assets derived from principal transactions          348,823
                                                                   ___________
  Total increase                                                      356,552
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $356,552
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Select
                                                                      High
                                                                     Growth
                                                                   Division(l)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($694)
  Net realized gain (loss) on investments                                 (21)
  Net unrealized appreciation (depreciation) of investments            (1,359)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      (2,074)

  Changes from principal transactions:
  Purchase payments                                                    25,235
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions      186,535
                                                                   ___________
  Increase in net assets derived from principal transactions          211,770
                                                                   ___________
  Total increase                                                      209,696
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $209,696
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997








See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Select
                                                                     Growth
                                                                   Division(i)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,426)
  Net realized gain (loss) on investments                                 (11)
  Net unrealized appreciation (depreciation) of investments             9,460
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       8,023

  Changes from principal transactions:
  Purchase payments                                                   217,030
  Contract distributions and terminations                                (200)
  Transfer payments from (to) Fixed Accounts and other Divisions      476,090
                                                                   ___________
  Increase in net assets derived from principal transactions          692,920
                                                                   ___________
  Total increase                                                      700,943
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $700,943
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Select
                                                                    Balanced
                                                                   Division(j)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,777)
  Net realized gain (loss) on investments                                   5
  Net unrealized appreciation (depreciation) of investments             8,247
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       6,475

  Changes from principal transactions:
  Purchase payments                                                   103,562
  Contract distributions and terminations                                (600)
  Transfer payments from (to) Fixed Accounts and other Divisions      730,435
                                                                   ___________
  Increase in net assets derived from principal transactions          833,397
                                                                   ___________
  Total increase                                                      839,872
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $839,872
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Select
                                                                  Conservative
                                                                  Division(m)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,439)
  Net realized gain (loss) on investments                                 (11)
  Net unrealized appreciation (depreciation) of investments             7,652
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,202

  Changes from principal transactions:
  Purchase payments                                                    11,009
  Contract distributions and terminations                              (1,648)
  Transfer payments from (to) Fixed Accounts and other Divisions      641,485
                                                                  ____________
  Increase in net assets derived from principal transactions          650,846
                                                                  ____________
  Total increase                                                      657,048
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                      $657,048
                                                                  ============

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                      Money
                                                                     Market
                                                                   Division(f)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                         $6,589
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations       6,589

  Changes from principal transactions:
  Purchase payments                                                 3,856,873
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions   (3,283,025)
                                                                   ___________
  Increase in net assets derived from principal transactions          573,848
                                                                   ___________
  Total increase                                                      580,437
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $580,437
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Income
                                                                       and
                                                                     Growth
                                                                   Division(g)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        ($1,020)
  Net realized gain (loss) on investments                                  12
  Net unrealized appreciation (depreciation) of investments            11,795
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      10,787

  Changes from principal transactions:
  Purchase payments                                                    35,736
  Contract distributions and terminations                                (310)
  Transfer payments from (to) Fixed Accounts and other Divisions      286,757
                                                                   ___________
  Increase in net assets derived from principal transactions          322,183
                                                                   ___________
  Total increase                                                      332,970
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                      $332,970
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997








See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                   Division(h)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($255)
  Net realized gain (loss) on investments                                  (8)
  Net unrealized appreciation (depreciation) of investments            (1,925)
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      (2,188)

  Changes from principal transactions:
  Purchase payments                                                     2,279
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions       81,637
                                                                   ___________
  Increase in net assets derived from principal transactions           83,916
                                                                   ___________
  Total increase                                                       81,728
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $81,728
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997








See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                      High
                                                                     Income
                                                                   Division(h)
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                          ($183)
  Net realized gain (loss) on investments                                   5
  Net unrealized appreciation (depreciation) of investments             1,160
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations         982

  Changes from principal transactions:
  Purchase payments                                                     3,252
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions       49,480
                                                                   ___________
  Increase in net assets derived from principal transactions           52,732
                                                                   ___________
  Total increase                                                       53,714
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                       $53,714
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997









See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                           SEPARATE ACCOUNT NY-B
                     STATEMENT OF CHANGES IN NET ASSETS
                   For the period ended December 31, 1997
                               (Continued)

                                                                    Combined
                                                                   ___________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
  Operations:
  Net investment income (loss)                                        $51,790
  Net realized gain (loss) on investments                                  70
  Net unrealized appreciation (depreciation) of investments             1,454
                                                                   ___________
  Net increase (decrease) in net assets resulting from operations      53,314

  Changes from principal transactions:
  Purchase payments                                                 4,764,916
  Contract distributions and terminations                              (2,758)
  Transfer payments from (to) Fixed Accounts and other Divisions       58,831
                                                                   ___________
  Increase in net assets derived from principal transactions        4,820,989
                                                                   ___________
  Total increase                                                    4,874,303
                                                                   ___________
NET ASSETS AT DECEMBER 31, 1997                                    $4,874,303
                                                                   ===========

(a) Commencement of operations, May 19, 1997
(b) Commencement of operations, June 16, 1997
(c) Commencement of operations, July 1, 1997
(d) Commencement of operations, July 16, 1997
(e) Commencement of operations, August 4, 1997
(f) Commencement of operations, August 18, 1997
(g) Commencement of operations, September 2, 1997
(h) Commencement of operations, September 5, 1997
(i) Commencement of operations, September 18, 1997
(j) Commencement of operations, September 23, 1997
(k) Commencement of operations, September 24, 1997
(l) Commencement of operations, October 7, 1997
(m) Commencement of operations, October 8, 1997
(n) Commencement of operations, November 13, 1997
(o) Commencement of operations, December 3, 1997











See accompanying notes.
           FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                            SEPARATE ACCOUNT NY-B
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1997


NOTE 1 - ORGANIZATION
Separate Account NY-B (the "Account") was established on June 13, 1996, by First Golden American Life Insurance Company of New York ("First Golden"), to support the operations of variable annuity contracts ("Contracts"). First Golden is a wholly owned subsidiary of Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of Equitable of Iowa Companies, Inc. First Golden is primarily engaged in the issuance of variable insurance products and is licensed as a stock life insurance company in the states of New York and Delaware.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. First Golden provides for variable accumulation and benefits under the contracts by crediting annuity considerations to one or more divisions within the Account or the Fixed Account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business First Golden may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of First Golden. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of First Golden.

At December 31, 1997, the Account had, under GoldenSelect Contracts, eighteen investment divisions: the Limited Maturity Bond, the Hard Assets, the All-Growth, the Real Estate, the Fully Managed, the Multiple Allocation, the Capital Appreciation, the Rising Dividends, the Emerging Markets, the Value Equity, the Strategic Equity, the Small Cap, the Managed Global, the OTC, the Growth and Income, the Research, the Total Return, and the Value + Growth Divisions. The Account also had, under Empire PrimElite Contracts, twelve investment divisions: the Appreciation, the Select High Growth, the Select Growth, the Select Balanced, the Select Conservative, the Money Market, the Income and Growth, the International Equity, the High Income, the OTC, the Research, and the Total Return Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as a "Portfolio") of mutual funds of The GCG Trust, the Equi-Select Series Trust, the Greenwich Street Series Fund, the Smith Barney Concert Allocation Series, Inc. or the Travelers Series Fund (the "Trusts"). All of the Divisions began during 1997, the dates for each division's commencement are noted on the Statement of Operations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of First Golden which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of First Golden.

NOTE 3 - CHARGES AND FEES
There are two different death benefit options referred to as Standard and Annual Ratchet. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover First Golden's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK AND OTHER CHARGES

  MORTALITY AND EXPENSE RISK CHARGES: First Golden assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.10% and 1.25% of the assets attributable to the Standard and Annual Ratchet respectively, to cover these risks.

  ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .15% of assets attributable to the contracts is deducted daily.

ADMINISTRATIVE CHARGES: An administrative charge of $30 per Contract year is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the contract processing period. This charge has been waived for certain offerings of the Contracts.

CONTINGENT DEFERRED SALES CHARGES: A contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received. The Surrender Charge is imposed at a rate of 7% during the first year of purchase declining to 6%, 5%, 4%, 3%, 2% and 1% in the second, third, fourth, fifth, sixth, and seventh years, respectively.

PREMIUM TAXES: For certain contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED: Certain charges and fees for various types of Contracts may be waived by First Golden. Currently no charges and fees are being waived.






NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                              Period ended December 31,
                                                        1997
                                             ___________________________
                                              Purchases        Sales
                                             ___________________________
The GCG Trust:
 Limited Maturity Bond Series                    $10,631            $19
 Hard Assets Series                                5,914              5
 All-Growth Series                                 8,651             16
 Real Estate Series                               11,586             56
 Fully Managed Series                             33,599            234
 Multiple Allocation Series                       27,006            115
 Capital Appreciation Series                      16,510             57
 Rising Dividends Series                         161,798            489
 Emerging Markets Series                          19,032             60
 Value Equity Series                              41,962            104
 Strategic Equity Series                          16,993             93
 Small Cap Series                                 45,283             98
 Managed Global Series                            39,096            132
Equi-Select Series Trust:
 OTC Portfolio                                    82,349            146
 Growth & Income Portfolio                         5,553             17
 Research Portfolio                              263,917            548
 Total Return Portfolio                          250,608            411
 Value + Growth Portfolio                         46,747            144
Greenwich Street Series Fund:
 Appreciation Portfolio                          368,564            504
Smith Barney Concert Allocation Series, Inc.:
 Select High Growth Portfolio                    211,682            272
 Select Growth Portfolio                         692,561            658
 Select Balanced Portfolio                       833,531          1,520
 Select Conservative Portfolio                   652,178          2,627
Travelers Series Fund:
 Money Market Portfolio                        2,759,578      2,178,683
 Income and Growth Portfolio                     322,245            749
 International Equity Portfolio                   83,926            155
 High Income Portfolio                            52,776            188
                                             ___________________________
                                              $7,064,276     $2,188,100
                                             ===========================












NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division.

Contractowner transactions in units were as follows:

                                              Period Ended December 31,
                                                         1997
                                             __________________________
                                              Purchases        Sales
                                             __________________________
The GCG Trust:
 Limited Maturity Bond Division                      632            --
 Hard Assets Division                                238            --
 All-Growth Division                                 582            --
 Real Estate Division                                478            --
 Fully Managed Division                            1,701            --
 Multiple Allocation Division                      1,243            --
 Capital Appreciation Division                       734            --
 Rising Dividends Division                         8,313            --
 Emerging Markets Division                         1,812            --
 Value Equity Division                             2,104            --
 Strategic Equity Division                         1,265            --
 Small Cap Division                                3,434            --
 Managed Global Division                           2,969            --
Equi-Select Series Trust:
 OTC Division                                      4,268            --
 Growth & Income Division                            334            --
 Research Division                                13,748            11
 Total Return Division                            15,456            --
 Value + Growth Division                           3,093            --
Greenwich Street Series Fund:
 Appreciation Division                            25,446             7
Smith Barney Concert Allocation Series, Inc.:
 Select High Growth Division                      19,327             6
 Select Growth Division                           63,499            17
 Select Balanced Division                         76,003            54
 Select Conservative Division                     59,484           150
Travelers Series Fund:
 Money Market Division                           259,338       206,454
 Income and Growth Division                       18,764            22
 International Equity Division                     6,021             4
 High Income Division                              3,916             5
                                             __________________________
                                                 594,202       206,730
                                             ==========================










NOTE 6 - NET ASSETS
Net assets at December 31, 1997 consisted of the following:

                             Limited
                             Maturity       Hard          All-         Real
                               Bond        Assets        Growth       Estate
                             Division     Division      Division     Division
                           _____________________________________________________
Unit transactions              $10,001        $4,999       $8,429       $10,820
Accumulated net investment
 income (loss)                     600           902          198           709
Net unrealized appreciation
 (depreciation) of
 investments                      (548)       (1,004)        (327)          642
                           _____________________________________________________
                               $10,053        $4,897       $8,300       $12,171
                           =====================================================

                              Fully       Multiple      Capital       Rising
                             Managed     Allocation   Appreciation   Dividends
                             Division     Division      Division     Division
                           _____________________________________________________
Unit transactions              $31,006       $24,765      $15,165      $158,214
Accumulated net investment
 income (loss)                   2,364         2,127        1,282         3,089
Net unrealized appreciation
 (depreciation) of
 investments                        78        (1,349)        (270)        5,657
                           _____________________________________________________
                               $33,448       $25,543      $16,177      $166,960
                           =====================================================

                             Emerging       Value      Strategic       Small
                             Markets       Equity        Equity         Cap
                             Division     Division      Division     Division
                           _____________________________________________________
Unit transactions              $19,034       $38,774      $16,126       $45,301
Accumulated net investment
 income (loss)                     (83)        3,045          765          (129)
Net unrealized appreciation
 (depreciation) of
 investments                    (3,190)       (3,301)       1,186          (965)
                           _____________________________________________________
                               $15,761       $38,518      $18,077       $44,207
                           =====================================================





NOTE 6 - NET ASSETS - (Continued)

                             Managed                    Growth &
                              Global         OTC         Income      Research
                             Division     Division      Division     Division
                           _____________________________________________________
Unit transactions              $36,602       $79,432       $5,150      $257,154
Accumulated net investment
 income (loss)                   2,340         2,682          386         5,882
Net unrealized appreciation
 (depreciation) of
 investments                    (4,306)       (3,010)        (388)       (3,845)
                           _____________________________________________________
                               $34,636       $79,104       $5,148      $259,191
                           =====================================================

                                                                      Select
                              Total        Value +       Appre-        High
                              Return       Growth       ciation       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
Unit transactions             $242,830       $46,752     $348,823      $211,770
Accumulated net investment
 income (loss)                   7,192          (183)      18,926          (715)
Net unrealized appreciation
 (depreciation) of
 investments                    (1,149)       (6,290)     (11,197)       (1,359)
                           _____________________________________________________
                              $248,873       $40,279     $356,552      $209,696
                           =====================================================

                                                         Select
                              Select       Select       Conser-        Money
                              Growth      Balanced       vative       Market
                             Division     Division      Division     Division
                           _____________________________________________________
Unit transactions             $692,920      $833,397     $650,846      $573,848
Accumulated net investment
 income (loss)                  (1,437)       (1,772)      (1,450)        6,589
Net unrealized appreciation
 (depreciation) of
 investments                     9,460         8,247        7,652            --
                           _____________________________________________________
                              $700,943      $839,872     $657,048      $580,437
                           =====================================================





NOTE 6 - NET ASSETS - (Continued)

                              Income       Inter-
                               and        national        High
                              Growth       Equity        Income
                             Division     Division      Division     Combined
                           _____________________________________________________
Unit transactions             $322,183       $83,916      $52,732    $4,820,989
Accumulated net investment
 income (loss)                  (1,008)         (263)        (178)       51,860
Net unrealized appreciation
 (depreciation) of
 investments                    11,795        (1,925)       1,160         1,454
                           _____________________________________________________
                              $332,970       $81,728      $53,714    $4,874,303
                           =====================================================








































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by contract type as of December 31, 1997 was as follows:

                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
LIMITED MATURITY BOND
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet                632         $15.91          $10,064

HARD ASSETS
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet                238          20.57            4,905

ALL-GROWTH
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet                582          14.28            8,309

REAL ESTATE
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet                478          25.48           12,178

FULLY MANAGED
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              1,701          19.66           33,455

MULTIPLE ALLOCATION
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              1,243          20.55           25,550

CAPITAL APPRECIATION
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet                734          22.05           16,187

RISING DIVIDENDS
 Contracts in accumulation period:
  DVA PLUS - Standard                       90          20.22            1,820
  DVA PLUS - Annual Ratchet              8,223          20.09          165,197
                                                                 ______________
                                                                       167,017

EMERGING MARKETS
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              1,812           8.70           15,767

VALUE EQUITY
 Contracts in accumulation period:
  DVA PLUS - Standard                    1,048          18.36           19,244
  DVA PLUS - Annual Ratchet              1,056          18.28           19,315
                                                                 ______________
                                                                        38,559

STRATEGIC EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              1,265          14.31           18,096

NOTE 7 - UNIT VALUES - (Continued)

                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
SMALL CAP
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              3,434         $12.88          $44,233

MANAGED GLOBAL
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              2,969          11.67           34,658

OTC
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet                544          18.52           10,070
  Empire DVA - Standard                  1,402          18.64           26,132
  Empire DVA - Annual Ratchet            2,322          18.52           43,005
                                                                 ______________
                                                                        79,207

GROWTH & INCOME
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet                334          15.41            5,149

RESEARCH
 Contracts in accumulation period:
  DVA PLUS - Standard                      107          18.95            2,023
  DVA PLUS - Annual Ratchet                403          18.87            7,610
  Empire DVA - Standard                  3,988          18.95           75,581
  Empire DVA - Annual Ratchet            9,239          18.87          174,301
                                                                 ______________
                                                                       259,515

TOTAL RETURN
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              1,139          16.10           18,338
  Empire DVA - Standard                  2,430          16.18           39,315
  Empire DVA - Annual Ratchet           11,887          16.10          191,406
                                                                 ______________
                                                                       249,059

VALUE + GROWTH
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet              3,093          13.03           40,298

APPRECIATION
 Contracts in accumulation period:
  Empire DVA - Standard                  9,350          14.05          131,381
  Empire DVA - Annual Ratchet           16,089          14.01          225,487
                                                                 ______________
                                                                       356,868

SELECT HIGH GROWTH
 Contracts in accumulation period:
  Empire DVA - Annual Ratchet           19,321          10.87          210,030

NOTE 7 - UNIT VALUES - (Continued)

                                                                   Total Unit
            Series                    Units       Unit Value         Value
_______________________________________________________________________________
SELECT GROWTH
 Contracts in accumulation period:
  Empire DVA - Standard                    367         $11.06           $4,055
  Empire DVA - Annual Ratchet           63,115          11.05          697,297
                                                                 ______________
                                                                       701,352

SELECT BALANCED
 Contracts in accumulation period:
  Empire DVA - Standard                 27,709          11.07          306,826
  Empire DVA - Annual Ratchet           48,240          11.06          533,437
                                                                 ______________
                                                                       840,263

SELECT CONSERVATIVE
 Contracts in accumulation period:
  Empire DVA - Standard                 32,783          11.08          363,332
  Empire DVA - Annual Ratchet           26,551          11.07          293,860
                                                                 ______________
                                                                       657,192

MONEY MARKET
 Contracts in accumulation period:
  Empire DVA - Standard                 16,207          11.02          178,548
  Empire DVA - Annual Ratchet           36,677          10.97          402,347
                                                                 ______________
                                                                       580,895

INCOME AND GROWTH
 Contracts in accumulation period:
  Empire DVA - Standard                  4,356          17.84           77,704
  Empire DVA - Annual Ratchet           14,386          17.77          255,599
                                                                 ______________
                                                                       333,303

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Empire DVA - Standard                  1,021          13.65           13,930
  Empire DVA - Annual Ratchet            4,996          13.59           67,908
                                                                 ______________
                                                                        81,838

HIGH INCOME
 Contracts in accumulation period:
  Empire DVA - Standard                  1,880          13.77           25,889
  Empire DVA - Annual Ratchet            2,031          13.72           27,864
                                                                 ______________
                                                                        53,753



NOTE 8 - YEAR 2000 (UNAUDITED)

Based on a study of its computer software and hardware, First Golden's parent, Golden American, has determined its exposure to the Year 2000 change of the century date issue. Management believes the Company's systems are or will be substantially compliant by Year 2000 and has engaged external consultants to validate this assumption. The only system known to be affected by this issue is a system maintained by an affiliate who will incur the related costs. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, Golden American will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

     Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

     Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

     A:   Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

     Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba: Judged to have speculative elements; their future cannot be considered as well assured.

     B:   Generally lack characteristics of the desirable investment.

     Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca:  Speculative in a high degree; often in default.

     C:   Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

     AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

     AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A:   Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories -- this group is the lowest which qualifies for commercial bank investment.

     BB, B,
     CCC,
     CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.